UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 94.2%
Aerospace - 1.1%
BE Aerospace, Inc., 8.5%, 2018	$1,170,000	$1,275,300
Bombardier, Inc., 7.75%, 2020 (n)	1,315,000	1,420,200

		$2,695,500

Airlines - 1.1%
American Airlines Pass-Through Trust, 6.817%, 2012	$1,169,000	$1,192,380
Continental Airlines, Inc., 7.25%, 2021	375,000	408,750
Delta Air Lines, Inc., 7.57%, 2012	1,045,000	1,051,270

		$2,652,400

Asset-Backed & Securitized - 5.5%
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019 (z)	$539,550	$393,872
ARCap REIT, Inc., CDO, “G”, 6.085%, 2045 (z)	350,000	35,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040 (z)	357,447	156,633
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	167,564	167,564
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	1,530,404	1,531,322
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	532,987
Commercial Mortgage Acceptance Corp., FRN, 1.882%, 2030 (i)	1,255,237	76,193
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	397,355	413,107
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	472,275
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	428,750	382,660
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	587,530	611,530
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	232,705	190,818
Falcon Franchise Loan LLC, FRN, 3.271%, 2025 (i)(z)	1,807,195	144,395
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	343,713	360,563
GMAC LLC, FRN, 6.02%, 2033 (z)	800,000	786,585
GMAC LLC, FRN, 7.916%, 2034 (n)	825,000	774,173
Greenwich Capital Commercial Funding Corp., FRN, 6.079%, 2038	350,000	348,800
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,020,006	1,061,231
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.551%, 2042 (n)	765,072	237,964
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	1,195,039	1,234,789
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	1,410,000	1,498,322
KKR Financial CLO Ltd., “C”, FRN, 1.826%, 2021 (n)	505,395	368,938
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.054%, 2030 (i)	1,524,053	37,821
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	234,000	65,988
Morgan Stanley Capital I, Inc., 5.72%, 2032	7,652	7,706
Morgan Stanley Capital I, Inc., FRN, 1.148%, 2030 (i)(n)	3,337,261	79,951
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	347,987	347,986
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	567,000	571,941
Spirit Master Funding LLC, 5.05%, 2023 (z)	373,888	334,521

		$13,225,635

Broadcasting - 1.7%
CBS Corp., 5.75%, 2020	$440,000	$488,712
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,104,000	1,153,680
NBC Universal, Inc., 5.95%, 2041 (z)	1,069,000	1,099,585
News America, Inc., 8.5%, 2025	770,000	977,880
WPP Finance, 8%, 2014	366,000	436,492

		$4,156,349

Brokerage & Asset Managers - 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$855,000	$908,350

Building - 1.1%
Mohawk Industries, Inc., 6.875%, 2016	$1,530,000	$1,593,112
Owens Corning, Inc., 6.5%, 2016	1,064,000	1,151,114

		$2,744,226

Cable TV - 3.6%
Cablevision Systems Corp., 8%, 2020	$1,105,000	$1,189,256
Cox Communications, Inc., 4.625%, 2013	994,000	1,072,195
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	300,908
DIRECTV Holdings LLC, 7.625%, 2016	1,620,000	1,806,300
DIRECTV Holdings LLC, 5.875%, 2019	490,000	556,143
Myriad International Holdings B.V., 6.375%, 2017 (n)	746,000	772,558
TCI Communications, Inc., 9.8%, 2012	439,000	487,423
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,097,415
Time Warner Cable, Inc., 5%, 2020	860,000	921,001

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
Time Warner Entertainment Co. LP, 8.375%, 2033	$266,000	$344,737

		$8,547,936

Chemicals - 2.7%
Ashland, Inc., 9.125%, 2017	$1,432,000	$1,639,640
Dow Chemical Co., 8.55%, 2019	1,636,000	2,065,761
Dow Chemical Co., 9.4%, 2039	364,000	515,236
Nalco Co., 8.25%, 2017	2,033,000	2,246,465

		$6,467,102

Computer Software - 0.9%
Seagate Technology HDD Holdings, 6.375%, 2011	$2,070,000	$2,132,100

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$526,000	$546,526

Construction - 0.8%
D.R. Horton, Inc., 7.875%, 2011	$1,755,000	$1,829,588

Consumer Products - 3.2%
Clorox Co., 5%, 2013	$700,000	$764,480
Hasbro, Inc., 6.125%, 2014	1,370,000	1,498,002
Hasbro, Inc., 6.35%, 2040	1,030,000	1,059,243
Newell Rubbermaid, Inc., 5.5%, 2013	1,702,000	1,850,142
Newell Rubbermaid, Inc., 4.7%, 2020	771,000	807,212
Whirlpool Corp., 8%, 2012	1,634,000	1,780,585

		$7,759,664

Consumer Services - 0.9%
Service Corp. International, 7.375%, 2014	$820,000	$897,900
Western Union Co., 5.4%, 2011	1,133,000	1,182,957

		$2,080,857

Containers - 1.0%
Crown Americas LLC, 7.625%, 2017	$956,000	$1,032,480
Greif, Inc., 6.75%, 2017	469,000	483,656
Owens-Illinois, Inc., 7.375%, 2016	850,000	914,812

		$2,430,948

Defense Electronics - 0.6%
L-3 Communications Corp., 6.375%, 2015	$1,479,000	$1,525,219

Electronics - 1.4%
Flextronics International Ltd., 6.25%, 2014	$1,800,000	$1,831,500
Tyco Electronics Group S.A., 6.55%, 2017	360,000	421,058
Tyco Electronics Group S.A., 7.125%, 2037	897,000	1,059,770

		$3,312,328

Emerging Market Quasi-Sovereign - 1.9%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$344,000	$396,890
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	463,724
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	403,000	509,795
Majapahit Holding B.V., 7.75%, 2020 (n)	589,000	706,800
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	938,000	984,846
Qtel International Finance Ltd., 7.875%, 2019 (n)	184,000	222,642
VEB Finance Ltd., 6.902%, 2020 (n)	653,000	714,186
VTB Capital S.A., 6.465%, 2015 (n)	541,000	559,935

		$4,558,818

Energy - Independent - 4.1%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,473,314
Anadarko Petroleum Corp., 6.45%, 2036	200,000	200,241
Anadarko Petroleum Corp., 6.2%, 2040	750,000	731,163
Newfield Exploration Co., 6.625%, 2016	1,715,000	1,783,600
Nexen, Inc., 6.4%, 2037	456,000	496,899
Nexen, Inc., 7.5%, 2039	500,000	614,358
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,172,910
Pioneer Natural Resources Co., 7.5%, 2020	518,000	570,006
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,091,630
Talisman Energy, Inc., 7.75%, 2019	590,000	753,118

		$9,887,239

Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$747,000	$763,893
Hess Corp., 8.125%, 2019	440,000	578,520

		$1,342,413

Financial Institutions - 2.0%
CIT Group, Inc., 10.25%, 2017	$1,520,628	$1,573,850
General Electric Capital Corp., 3.75%, 2014	413,000	437,347
General Electric Capital Corp., 5.5%, 2020	470,000	514,137
GMAC, Inc., 7.25%, 2011	609,000	619,658
GMAC, Inc., 8.3%, 2015 (z)	780,000	850,200
International Lease Finance Corp., 8.75%, 2017 (n)	90,000	96,525
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	614,175

		$4,705,892

Food & Beverages - 4.9%
Anheuser-Busch InBev S.A., 7.2%, 2014 (n)	$1,280,000	$1,491,544
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	610,000	791,299

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Food & Beverages - continued
Del Monte Foods Co., 7.5%, 2019	$1,485,000	$1,601,944
Kraft Foods, Inc., 6.125%, 2018	920,000	1,087,190
Kraft Foods, Inc., 6.5%, 2040	816,000	955,427
Miller Brewing Co., 5.5%, 2013 (n)	1,724,000	1,895,869
Tyson Foods, Inc., 7.35%, 2016	1,800,000	1,991,250
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	1,797,000	1,846,967

		$11,661,490

Food & Drug Stores - 0.5%
CVS Caremark Corp., 3.25%, 2015	$296,000	$309,178
CVS Caremark Corp., 5.75%, 2017	664,000	761,996

		$1,071,174

Forest & Paper Products - 0.4%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$1,000,000	$1,058,750

Gaming & Lodging - 0.7%
Wyndham Worldwide Corp., 6%, 2016	$1,530,000	$1,596,133

Insurance - 2.4%
Aflac, Inc., 6.45%, 2040	$590,000	$614,303
ING Groep N.V., 5.775% to 2015, FRN to 2049	792,000	710,820
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	653,037
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	410,474
Prudential Financial, Inc., 4.75%, 2015	631,000	682,406
Prudential Financial, Inc., 5.375%, 2020	470,000	508,047
Unum Group, 7.125%, 2016	500,000	577,041
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,494,759

		$5,650,887

Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$754,000	$872,876

Insurance - Property & Casualty - 2.0%
Aon Corp., 6.25%, 2040	$420,000	$435,077
AXIS Capital Holdings Ltd., 5.75%, 2014	855,000	911,476
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	193,929
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	274,815
CNA Financial Corp., 5.875%, 2020	1,570,000	1,600,880
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	546,975
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2067 (n)	896,000	833,280

		$4,796,432

Machinery & Tools - 0.9%
Case New Holland, Inc., 7.875%, 2017 (n)	$1,989,000	$2,160,551

Major Banks - 9.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$320,000	$230,000
Banco Santander Chile, 2.875%, 2012 (n)	1,047,000	1,056,621
Banco Santander Chile, 3.75%, 2015 (z)	381,000	386,222
Bank of America Corp., 5.65%, 2018	580,000	614,513
Bank of America Corp., 7.625%, 2019	990,000	1,173,993
Bank of America Corp., 8% to 2018, FRN to 2049	533,000	549,811
Barclays Bank PLC, 5.125%, 2020	440,000	475,707
BB&T Corp., 3.95%, 2016	500,000	528,934
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	693,000
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	433,620
Credit Suisse (USA), Inc., 6%, 2018	180,000	198,786
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,189,191
Goldman Sachs Group, Inc., 7.5%, 2019	1,927,000	2,292,658
HSBC USA, Inc., 4.875%, 2020	1,540,000	1,606,220
JPMorgan Chase & Co., 6%, 2017	1,000,000	1,135,108
JPMorgan Chase Capital XXII, 6.45%, 2087	758,000	759,050
JPMorgan Chase Capital XXVII, 7%, 2039	199,000	204,308
Macquarie Group Ltd., 6%, 2020 (n)	1,000,000	1,045,678
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	546,365
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	371,472
Morgan Stanley, 5.75%, 2016	906,000	979,304
Morgan Stanley, 6.625%, 2018	701,000	777,167
Morgan Stanley, 7.3%, 2019	540,000	621,098
PNC Funding Corp., 5.625%, 2017	1,095,000	1,195,601
Santander UK PLC, 3.875%, 2014 (n)	413,000	422,706
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	852,064
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	510,000	528,761
Wachovia Corp., 6.605%, 2025	1,270,000	1,383,027
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	348,000	366,270

		$22,617,255

Medical & Health Technology & Services - 1.6%
DaVita, Inc., 7.25%, 2015	$1,400,000	$1,453,375
Hospira, Inc., 5.55%, 2012	210,000	225,311
Hospira, Inc., 6.05%, 2017	906,000	1,040,483
McKesson Corp., 5.7%, 2017	770,000	896,602

3

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
McKesson Corp., 7.5%, 2019	$120,000	$151,541

		$3,767,312

Metals & Mining - 5.7%
ArcelorMittal, 6.125%, 2018	$263,000	$284,439
ArcelorMittal, 5.25%, 2020	500,000	503,899
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	708,000	757,560
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,517,000	1,693,351
Gerdau S.A., 5.75%, 2021 (z)	743,000	753,867
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)	927,000	920,483
International Steel Group, Inc., 6.5%, 2014	945,000	1,047,320
Peabody Energy Corp., 5.875%, 2016	500,000	507,500
Peabody Energy Corp., 7.375%, 2016	1,470,000	1,602,300
Southern Copper Corp., 6.75%, 2040	1,681,000	1,835,336
Teck Resources Ltd., 10.25%, 2016	1,974,000	2,398,410
Vale Overseas Ltd., 6.875%, 2039	1,110,000	1,272,017

		$13,576,482

Mortgage-Backed - 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$70,051	$79,994
Freddie Mac, 5%, 2025	2,597	2,598

		$82,592

Natural Gas - Pipeline - 4.7%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,592,525
El Paso Pipeline Partners LP, 6.5%, 2020	940,000	1,014,751
Energy Transfer Partners LP, 8.5%, 2014	1,252,000	1,486,520
Energy Transfer Partners LP, 9.7%, 2019	480,000	636,793
Enterprise Products Operating LP, 5.65%, 2013	354,000	386,297
Enterprise Products Partners LP, 6.3%, 2017	540,000	622,837
Enterprise Products Partners LP, FRN, 8.375%, 2066	506,000	528,138
Enterprise Products Partners LP, FRN, 7.034%, 2068	267,000	265,665
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	441,110
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	452,972
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	679,093
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,353,171
Rockies Express Pipeline, 5.625%, 2020 (n)	697,000	700,810
Spectra Energy Capital LLC, 8%, 2019	942,000	1,192,322

		$11,353,004

Network & Telecom - 2.0%
CenturyLink, Inc., 7.6%, 2039	$870,000	$851,237
Qwest Corp., 7.875%, 2011	1,010,000	1,069,337
Qwest Corp., 8.375%, 2016	70,000	82,775
Telefonica Emisiones S.A.U., 5.134%, 2020	650,000	707,155
Telemar Norte Leste S.A., 5.5%, 2020 (z)	208,000	210,600
Verizon New York, Inc., 6.875%, 2012	51,000	55,010
Windstream Corp., 8.625%, 2016	1,800,000	1,903,500

		$4,879,614

Oil Services - 1.1%
Pride International, Inc., 6.875%, 2020	$1,460,000	$1,589,575
Smith International, Inc., 9.75%, 2019	715,000	1,024,961

		$2,614,536

Other Banks & Diversified Financials - 5.1%
American Express Centurion Bank, 5.55%, 2012	$590,000	$635,674
American Express Co., 8.125%, 2019	320,000	413,250
Banco Bradesco S.A., 6.75%, 2019 (n)	786,000	850,845
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (z)	1,500,000	1,489,500
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,278,064
Capital One Financial Corp., 10.25%, 2039	510,000	552,075
Citigroup, Inc., 6.125%, 2018	635,000	692,793
Citigroup, Inc., 8.5%, 2019	928,000	1,147,324
Citigroup, Inc., 5.375%, 2020	800,000	827,706
Discover Bank, 7%, 2020	1,426,000	1,551,288
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	233,000	250,298
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	390,504
UBS AG, 4.875%, 2020	430,000	453,401
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	525,120
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,158,642

		$12,216,484

Pharmaceuticals - 0.5%
Mylan Laboratories, Inc., 7.625%, 2017 (n)	$1,216,000	$1,293,520

Pollution Control - 0.9%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,225,163
Republic Services, Inc., 5.25%, 2021	860,000	950,187

		$2,175,350

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$285,320

4

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Railroad & Shipping - 0.2%
CSX Corp., 7.375%, 2019	$165,000	$207,139
Kansas City Southern, 7.375%, 2014	330,000	341,550

		$548,689

Real Estate - 2.2%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,027,000	$1,093,720
Liberty Property LP, REIT, 5.5%, 2016	660,000	719,732
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	501,043
Simon Property Group, Inc., REIT, 10.35%, 2019	1,500,000	2,096,624
WEA Finance LLC, REIT, 6.75%, 2019 (n)	740,000	876,758

		$5,287,877

Retailers - 1.3%
Limited Brands, Inc., 7%, 2020	$880,000	$950,400
Macy’s, Inc., 6.625%, 2011	1,236,000	1,269,990
Staples, Inc., 7.75%, 2011	370,000	382,036
Staples, Inc., 9.75%, 2014	335,000	414,812

		$3,017,238

Specialty Stores - 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$1,040,806

Supermarkets - 0.2%
Delhaize America, Inc., 9%, 2031	$360,000	$508,779

Supranational - 0.2%
Eurasian Development Bank, 7.375%, 2014 (n)	$433,000	$472,663

Telecommunications - Wireless - 2.2%
American Tower Corp., 4.625%, 2015	$1,770,000	$1,887,650
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,060,800
Crown Castle Towers LLC, 6.113%, 2040 (n)	955,000	1,055,017
Rogers Cable, Inc., 5.5%, 2014	364,000	408,043
Rogers Wireless, Inc., 7.25%, 2012	535,000	602,836
Vodafone Group PLC, 5.625%, 2017	201,000	230,015

		$5,244,361

Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$540,000	$600,159

Tobacco - 3.1%
Altria Group, Inc., 9.7%, 2018	$414,000	$560,391
Altria Group, Inc., 9.95%, 2038	1,510,000	2,175,827
BAT International Finance PLC, 9.5%, 2018 (n)	600,000	815,794
Lorillard Tobacco Co., 8.125%, 2019	1,420,000	1,625,420
Reynolds American, Inc., 7.25%, 2012	881,000	952,698
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,237,189

		$7,367,319

Transportation - Services - 0.8%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$232,509
Erac USA Finance Co., 7%, 2037 (n)	1,509,000	1,738,442

		$1,970,951

Utilities - Electric Power - 5.1%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$610,000	$658,762
CenterPoint Energy, Inc., 5.95%, 2017	800,000	899,781
CMS Energy Corp., 6.25%, 2020	995,000	1,047,505
DPL, Inc., 6.875%, 2011	614,000	646,637
Duke Energy Corp., 5.65%, 2013	930,000	1,035,759
EDP Finance B.V., 6%, 2018 (n)	1,410,000	1,450,453
Enel Finance International S.A., 5.125%, 2019 (n)	390,000	413,605
Enel Finance International S.A., 6%, 2039 (n)	900,000	930,532
Enersis S.A., 7.375%, 2014	686,000	776,071
Entergy Corp., 5.125%, 2020	1,000,000	996,734
Firstenergy Solutions Corp., 6.05%, 2021	500,000	534,165
NiSource Finance Corp., 7.875%, 2010	773,000	778,346
Oncor Electric Delivery Co., 6.8%, 2018	561,000	687,128
PSEG Power LLC, 5.32%, 2016	288,000	322,345
System Energy Resources, Inc., 5.129%, 2014 (z)	362,809	370,033
Waterford 3 Funding Corp., 8.09%, 2017	681,001	692,272

		$12,240,128

Total Bonds		$225,537,822

FLOATING RATE LOANS (g)(r) - 0.3%
Automotive - 0.3%
Ford Motor Co., Term Loan B-1, 3.03%, 2013	$806,871	$790,608

MONEY MARKET FUNDS (v) - 5.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	13,161,835	$13,161,835

Total Investments		$239,490,265

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(80,652)

NET ASSETS - 100.0%		$239,409,613

5

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Bond Portfolio

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,884,065, representing 17.5% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.085%, 2045	9/21/04	$330,531	$35,000
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019	1/15/10	381,994	393,872
Banco Santander Chile, 3.75%, 2015	9/15/10	379,923	386,222
Banco Santander U.S. Debt S.A.U., 3.781%, 2015	9/30/10	1,497,630	1,489,500
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040	3/01/06	357,447	156,633
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	167,716	167,564
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10 - 9/16/10	1,531,933	1,531,322
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	347,433	382,660
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	580,040	611,530
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	219,115	190,818
Falcon Franchise Loan LLC, FRN, 3.271%, 2025	1/29/03	178,050	144,395
GMAC LLC, FRN, 6.02%, 2033	3/20/02	663,947	786,585
GMAC, Inc., 8.3%, 2015	2/09/10	774,412	850,200
Gerdau S.A., 5.75%, 2021	9/23/10	735,949	753,867
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10	920,483	920,483
NBC Universal, Inc., 5.95%, 2041	9/27/10	1,066,017	1,099,585
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	347,987	347,986
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	587,189	571,941
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	370,242	334,521
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 9/08/04	362,893	370,033
Telemar Norte Leste S.A., 5.5%, 2020	4/23/09 - 9/22/10	170,827	210,600

Total Restricted Securities			$11,735,317
% of Net Assets			4.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$5,031,481	$—	$5,031,481
Corporate Bonds	—	169,153,461	—	169,153,461
Residential Mortgage-Backed Securities	—	82,592	—	82,592
Commercial Mortgage-Backed Securities	—	10,189,647	—	10,189,647
Asset-Backed Securities (including CDOs)	—	3,035,988	—	3,035,988
Foreign Bonds	—	38,044,653	—	38,044,653
Floating Rate Loans	—	790,608	—	790,608
Mutual Funds	13,161,835	—	—	13,161,835

Total Investments	$13,161,835	$226,328,430	$—	$239,490,265

Other Financial Instruments
Swaps	$—	$(432,790)	$—	$(432,790)

For further information regarding security characteristics, see the Portfolio of Investments.

7

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$225,457,393

Gross unrealized appreciation	$16,464,859
Gross unrealized depreciation	(2,431,987)

Net unrealized appreciation (depreciation)	$14,032,872

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 9/30/10

Swap Agreements at 9/30/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate	)	(1)	$(432,790)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 9.375%, 2/15/11, a Ba3 rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,163,314	88,579,002	(80,580,481)	13,161,835

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,830	$13,161,835

8

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 2.9%
Goodrich Corp.	8,220	$606,056
Honeywell International, Inc.	18,760	824,314
Lockheed Martin Corp.	7,010	499,673
Precision Castparts Corp.	4,520	575,622
Textron, Inc.	13,170	270,775
United Technologies Corp.	17,210	1,225,868

		$4,002,308

Airlines - 0.4%
Copa Holdings S.A., “A”	5,490	$295,966
United Continental Holdings, Inc. (a)	9,210	217,632

		$513,598

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	8,860	$710,040
Phillips-Van Heusen Corp.	4,160	250,266

		$960,306

Biotechnology - 1.7%
Amgen, Inc. (a)	29,920	$1,648,891
Gilead Sciences, Inc. (a)	17,890	637,063

		$2,285,954

Broadcasting - 1.8%
CBS Corp., “B”	26,600	$421,876
Discovery Communications, Inc., “A” (a)	7,590	330,545
Viacom, Inc., “B”	15,500	560,945
Walt Disney Co.	34,220	1,133,024

		$2,446,390

Brokerage & Asset Managers - 1.4%
Affiliated Managers Group, Inc. (a)	3,880	$302,679
Charles Schwab Corp.	22,050	306,495
CME Group, Inc.	1,700	442,765
Franklin Resources, Inc.	3,650	390,185
GFI Group, Inc.	61,710	286,334
LaBranche & Co., Inc. (a)	23,470	91,533
TradeStation Group, Inc. (a)	22,760	149,761

		$1,969,752

Business Services - 1.8%
Accenture Ltd., “A”	10,580	$449,544
Dun & Bradstreet Corp.	6,180	458,185
MSCI, Inc., “A” (a)	18,550	616,046
Paychex, Inc.	25,490	700,720
Western Union Co.	15,850	280,070

		$2,504,565

Cable TV - 1.1%
Comcast Corp., “Special A”	51,310	$872,783
DIRECTV, “A” (a)	14,230	592,395

		$1,465,178

Chemicals - 2.4%
Celanese Corp.	21,160	$679,236
Ecolab, Inc.	18,540	940,720
Monsanto Co.	36,650	1,756,635

		$3,376,591

Computer Software - 4.1%
Autodesk, Inc. (a)	40,810	$1,304,696
Citrix Systems, Inc. (a)	5,000	341,200
Intuit, Inc. (a)	23,130	1,013,325
Oracle Corp.	71,110	1,909,304
VeriSign, Inc. (a)	32,680	1,037,263

		$5,605,788

Computer Software - Systems - 7.4%
Apple, Inc. (a)	16,000	$4,540,000
EMC Corp. (a)	80,730	1,639,626
Hewlett-Packard Co.	47,430	1,995,380
International Business Machines Corp.	11,290	1,514,441
NICE Systems Ltd., ADR (a)	15,170	474,669

		$10,164,116

Construction - 0.5%
NVR, Inc. (a)	300	$194,259
Owens Corning (a)	8,200	210,166
Sherwin-Williams Co.	3,610	271,255

		$675,680

Consumer Products - 2.1%
Avon Products, Inc.	31,310	$1,005,364
Colgate-Palmolive Co.	25,560	1,964,542

		$2,969,906

Consumer Services - 0.3%
Apollo Group, Inc., “A” (a)	3,540	$181,779
DeVry, Inc.	4,790	235,716

		$417,495

Electrical Equipment - 2.3%
AMETEK, Inc.	8,450	$403,657
Danaher Corp.	50,690	2,058,521
Sensata Technologies Holding B.V. (a)	38,950	769,652

		$3,231,830

Electronics - 2.2%
First Solar, Inc. (a)	6,290	$926,832
Hittite Microwave Corp. (a)	2,720	129,608
Intel Corp.	23,280	447,674
Linear Technology Corp.	19,600	602,308
Microchip Technology, Inc.	30,760	967,402

		$3,073,824

Energy - Independent - 2.5%
Alpha Natural Resources, Inc. (a)	4,100	$168,715
Anadarko Petroleum Corp.	9,810	559,661
Apache Corp.	7,240	707,782
CONSOL Energy, Inc.	3,380	124,925
Massey Energy Co.	4,770	147,965
Noble Energy, Inc.	4,130	310,122
Occidental Petroleum Corp.	10,120	792,396
QEP Resources, Inc.	17,980	541,917
Walter Energy, Inc.	1,680	136,567

		$3,490,050

Energy - Integrated - 4.7%
Chevron Corp.	24,160	$1,958,168

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Integrated - continued
Exxon Mobil Corp. (s)	61,746	$3,815,285
Marathon Oil Corp.	20,020	662,662

		$6,436,115

Engineering - Construction - 1.3%
Fluor Corp.	30,040	$1,487,881
North American Energy Partners, Inc. (a)	36,640	298,616

		$1,786,497

Food & Beverages - 3.4%
Coca-Cola Co.	28,690	$1,678,939
General Mills, Inc.	22,360	817,034
Kellogg Co.	14,160	715,222
PepsiCo, Inc. (s)	21,937	1,457,494

		$4,668,689

Food & Drug Stores - 1.0%
Walgreen Co.	26,060	$873,010
Whole Foods Market, Inc. (a)	12,530	464,988

		$1,337,998

Gaming & Lodging - 0.9%
Las Vegas Sands Corp. (a)	16,970	$591,405
Marriott International, Inc., “A”	18,170	651,031

		$1,242,436

General Merchandise - 2.1%
Kohl’s Corp. (a)	16,110	$848,675
Target Corp.	38,580	2,061,715

		$2,910,390

Health Maintenance Organizations - 0.5%
Aetna, Inc.	8,090	$255,725
WellPoint, Inc. (a)	8,840	500,698

		$756,423

Insurance - 4.2%
ACE Ltd.	23,930	$1,393,923
Aflac, Inc.	10,190	526,925
Allied World Assurance Co. Holdings Ltd.	14,270	807,539
Aon Corp.	43,270	1,692,290
Chubb Corp.	12,300	700,977
MetLife, Inc.	5,410	208,015
Prudential Financial, Inc.	9,650	522,837

		$5,852,506

Internet - 1.5%
Google, Inc., “A” (a)	4,050	$2,129,450

Leisure & Toys - 0.5%
Hasbro, Inc.	14,490	$644,950

Machinery & Tools - 0.4%
Bucyrus International, Inc.	7,400	$513,190

Major Banks - 6.0%
Bank of America Corp.	151,260	$1,983,019
Bank of New York Mellon Corp.	23,725	619,934
Goldman Sachs Group, Inc.	9,310	1,346,040
JPMorgan Chase & Co. (s)	64,450	2,453,612
KeyCorp	77,670	618,253
State Street Corp.	12,810	482,425
SunTrust Banks, Inc.	27,410	708,000

		$8,211,283

Medical & Health Technology & Services - 1.4%
DaVita, Inc. (a)	9,370	$646,811
Express Scripts, Inc. (a)	9,860	480,182
Medco Health Solutions, Inc. (a)	2,680	139,521
Patterson Cos., Inc.	13,590	389,354
VCA Antech, Inc. (a)	14,930	314,874

		$1,970,742

Medical Equipment - 3.1%
Becton, Dickinson & Co.	7,380	$546,858
Covidien PLC	10,300	413,957
Medtronic, Inc.	17,780	597,052
NxStage Medical, Inc. (a)	50,014	955,267
NxStage Medical, Inc. (a)	7,106	135,725
St. Jude Medical, Inc. (a)	15,750	619,605
Thermo Fisher Scientific, Inc. (a)	15,670	750,280
Waters Corp. (a)	3,780	267,548

		$4,286,292

Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	3,220	$205,822
Steel Dynamics, Inc.	3,560	50,232
Teck Resources Ltd., “B”	15,650	643,705
United States Steel Corp.	11,700	512,928

		$1,412,687

Natural Gas - Pipeline - 0.4%
Niska Gas Storage Partners LLC	7,230	$140,262
Williams Cos., Inc.	20,140	384,875

		$525,137

Network & Telecom - 1.8%
Cisco Systems, Inc. (a)	88,100	$1,929,390
F5 Networks, Inc. (a)	3,300	342,573
Tellabs, Inc.	33,660	250,767

		$2,522,730

Oil Services - 2.0%
Halliburton Co.	41,250	$1,364,138
National Oilwell Varco, Inc.	9,060	402,898
Schlumberger Ltd.	16,700	1,028,887

		$2,795,923

Other Banks & Diversified Financials - 2.5%
American Express Co.	9,310	$391,299
Cathay General Bancorp, Inc.	58,000	689,620
EuroDekania Ltd. (a)(z)	100,530	137,046
Marshall & Ilsley Corp.	85,050	598,752
MasterCard, Inc., “A”	3,450	772,800
Sterling Bancshares, Inc.	80,780	433,789
Zions Bancorporation	19,520	416,947

		$3,440,253

Pharmaceuticals - 5.2%
Abbott Laboratories	45,790	$2,392,070

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
Johnson & Johnson	40,990	$2,539,740
Pfizer, Inc.	77,212	1,325,730
Teva Pharmaceutical Industries Ltd., ADR	16,400	865,100

		$7,122,640

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	5,670	$246,758

Printing & Publishing - 0.3%
Moody’s Corp.	17,900	$447,142

Railroad & Shipping - 1.4%
Aegean Marine Petroleum Network, Inc.	35,310	$587,558
Canadian National Railway Co.	10,290	658,766
Union Pacific Corp.	8,700	711,660

		$1,957,984

Real Estate - 2.4%
Annaly Mortgage Management, Inc., REIT	43,320	$762,432
Entertainment Properties Trust, REIT	34,940	1,508,709
Kilroy Realty Corp., REIT	14,050	465,617
Mack-Cali Realty Corp., REIT	15,600	510,276

		$3,247,034

Restaurants - 0.9%
McDonald’s Corp.	16,100	$1,199,611

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	7,490	$620,322
Praxair, Inc.	15,950	1,439,647

		$2,059,969

Specialty Stores - 3.0%
Abercrombie & Fitch Co., “A”	15,290	$601,203
Amazon.com, Inc. (a)	6,930	1,088,426
Dick’s Sporting Goods, Inc. (a)	9,470	265,539
Home Depot, Inc.	31,280	990,950
J. Crew Group, Inc. (a)	7,990	268,624
Limited Brands, Inc.	23,990	642,452
Staples, Inc.	15,100	315,892

		$4,173,086

Telecommunications - Wireless - 0.5%
Cellcom Israel Ltd.	16,650	$505,661
Sprint Nextel Corp. (a)	32,870	152,188

		$657,849

Telephone Services - 2.5%
American Tower Corp., “A” (a)	16,830	$862,706
AT&T, Inc.	64,910	1,856,426
Qwest Communications International, Inc.	123,670	775,411

		$3,494,543

Tobacco - 2.3%
Philip Morris International, Inc.	39,260	$2,199,345
Reynolds American, Inc.	16,220	963,306

		$3,162,651

Trucking - 0.9%
Expeditors International of
Washington, Inc.	18,290	$845,547
Werner Enterprises, Inc.	16,880	345,871

		$1,191,418

Utilities - Electric Power - 3.3%
American Electric Power Co., Inc.	21,960	$795,611
Calpine Corp. (a)	17,480	217,626
CenterPoint Energy, Inc.	37,060	582,583
CMS Energy Corp.	36,870	664,397
PG&E Corp.	17,830	809,839
PPL Corp.	16,050	437,042
Public Service Enterprise Group, Inc.	10,010	331,131
Wisconsin Energy Corp.	12,040	695,912

		$4,534,141

Total Common Stocks		$136,091,848

CONVERTIBLE PREFERRED STOCKS - 0.5%
Other Banks & Diversified Financials - 0.3%
Citigroup, Inc., 7.5%	3,500	$414,785

Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	6,610	$377,167

Total Convertible Preferred Stocks		$791,952

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset
Value	1,344,975	$1,344,975

Total Investments		$138,228,775

SECURITIES SOLD SHORT - (0.5)%
Electrical Equipment - (0.2)%
Emerson Electric Co.	(6,700)	$(352,822)

Electronics - (0.3)%
Vishay Intertechnology, Inc. (a)	(39,800)	$(385,264)

Total Securities Sold Short		$(738,086)

OTHER ASSETS, LESS LIABILITIES - 0.3%		383,992

NET ASSETS - 100.0%		$137,874,681

3

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Core Equity Portfolio

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $433,275.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
EuroDekania Ltd.	3/08/07 - 6/25/07	$1,412,164	$137,046

% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$130,445,036	$955,267	$—	$131,400,303
Canada	1,847,845	—	—	1,847,845
Israel	1,845,430	—	—	1,845,430
Netherlands	769,652	—	—	769,652
Greece	587,558	—	—	587,558
Panama	295,966	—	—	295,966
United Kingdom	—	—	137,046	137,046
Mutual Funds	1,344,975	—	—	1,344,975

Total Investments	$137,136,462	$955,267	$137,046	$138,228,775

Short Sales	$(738,086)	$—	$—	$(738,086)

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(1) Investment Valuations - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$152,762
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(15,716)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$137,046

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at September 30, 2010 is $(15,716).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$134,098,546

Gross unrealized appreciation	$14,033,205
Gross unrealized depreciation	(9,902,976)

Net unrealized appreciation (depreciation)	$4,130,229

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	990,356	16,830,903	(16,476,284)	1,344,975

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,180	$1,344,975

6

MFS® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.8%
Aerospace - 2.6%
Goodrich Corp.	23,180	$1,709,053
Honeywell International, Inc.	10,640	467,522
Precision Castparts Corp.	15,190	1,934,447

		$4,111,022

Alcoholic Beverages - 1.1%
Diageo PLC	50,880	$876,004
Heineken N.V.	17,630	914,257

		$1,790,261

Apparel Manufacturers - 0.7%
LVMH Moet Hennessy Louis Vuitton
S.A.	1,710	$250,833
NIKE, Inc., “B”	10,870	871,122

		$1,121,955

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	20,240	$1,302,646
Celgene Corp. (a)	17,660	1,017,393
Gilead Sciences, Inc. (a)	35,880	1,277,687
Human Genome Sciences, Inc. (a)	5,600	166,824

		$3,764,550

Broadcasting - 3.0%
Discovery Communications, Inc., “A” (a)	43,990	$1,915,765
Viacom, Inc., “B”	24,440	884,484
Walt Disney Co.	58,540	1,938,259

		$4,738,508

Brokerage & Asset Managers - 1.9%
Affiliated Managers Group, Inc. (a)	17,120	$1,335,531
Charles Schwab Corp.	24,760	344,164
CME Group, Inc.	2,810	731,865
IntercontinentalExchange, Inc. (a)	5,650	591,668

		$3,003,228

Business Services - 4.2%
Accenture Ltd., “A”	38,220	$1,623,968
Cielo S.A.	24,100	209,807
Cognizant Technology Solutions Corp., “A” (a)	27,160	1,751,005
Concur Technologies, Inc. (a)	6,830	337,675
MSCI, Inc., “A” (a)	43,830	1,455,594
Verisk Analytics, Inc., “A” (a)	44,940	1,258,769

		$6,636,818

Chemicals - 1.5%
Ecolab, Inc.	30,820	$1,563,807
Monsanto Co.	14,720	705,530

		$2,269,337

Computer Software - 7.2%
Akamai Technologies, Inc. (a)	6,020	$302,084
ANSYS, Inc. (a)	3,610	152,523
Autodesk, Inc. (a)	67,220	2,149,023
Citrix Systems, Inc. (a)	12,780	872,107
Intuit, Inc. (a)	35,030	1,534,664
Oracle Corp.	128,360	3,446,466
Salesforce.com, Inc. (a)	3,860	431,548
VeriSign, Inc. (a)	74,108	2,352,188

		$11,240,603

Computer Software - Systems - 8.9%
Apple, Inc. (a)(s)	25,870	$7,340,613
EMC Corp. (a)	158,270	3,214,464
Hewlett-Packard Co.	7,940	334,036
International Business Machines Corp.	9,470	1,270,306
MICROS Systems, Inc. (a)	14,460	612,092
NetApp, Inc. (a)	12,790	636,814
Verifone Systems, Inc. (a)	19,380	602,137

		$14,010,462

Consumer Products - 1.8%
Avon Products, Inc.	14,810	$475,549
Colgate-Palmolive Co.	18,230	1,401,158
Natura Cosmeticos S.A.	34,220	920,219

		$2,796,926

Consumer Services - 1.6%
Anhanguera Educacional Participacoes S.A., IEU	22,100	$391,975
DeVry, Inc.	15,840	779,486
Monster Worldwide, Inc. (a)	25,630	332,165
Sotheby’s	29,140	1,072,935

		$2,576,561

Electrical Equipment - 2.5%
Danaher Corp.	97,320	$3,952,165

Electronics - 2.0%
ARM Holdings PLC	76,920	$473,909
Broadcom Corp., “A”	25,260	893,951
First Solar, Inc. (a)	2,990	440,577
Lam Research Corp. (a)	5,740	240,219
Linear Technology Corp.	10,160	312,217
Microchip Technology, Inc.	18,590	584,656
Teradyne, Inc. (a)	21,640	241,070

		$3,186,599

Energy - Independent - 2.8%
EOG Resources, Inc.	5,460	$507,616
Newfield Exploration Co. (a)	18,610	1,068,958
Noble Energy, Inc.	15,410	1,157,137
Occidental Petroleum Corp.	17,640	1,381,212
Ultra Petroleum Corp. (a)	5,450	228,791

		$4,343,714

Engineering - Construction - 1.0%
Fluor Corp.	32,830	$1,626,070

Entertainment - 0.6%
DreamWorks Animation, Inc., “A” (a)	29,370	$937,197

Food & Beverages - 3.3%
Coca-Cola Co.	37,770	$2,210,300
Dr Pepper Snapple Group, Inc.	28,850	1,024,752
General Mills, Inc.	13,690	500,233
Mead Johnson Nutrition Co., “A”	26,040	1,481,936

		$5,217,221

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 0.4%
Whole Foods Market, Inc. (a)	16,400	$608,604

Gaming & Lodging - 1.5%
Home Inns & Hotels Management,
Inc., ADR (a)	4,850	$239,784
Las Vegas Sands Corp. (a)	33,740	1,175,839
Marriott International, Inc., “A”	24,190	866,728

		$2,282,351

General Merchandise - 4.1%
Costco Wholesale Corp.	22,880	$1,475,531
Dollar General Corp. (a)	16,720	489,060
Kohl’s Corp. (a)	37,620	1,981,822
Target Corp.	47,020	2,512,749

		$6,459,162

Insurance - 0.4%
Chubb Corp.	12,150	$692,429

Internet - 4.4%
Google, Inc., “A” (a)	11,780	$6,193,806
OpenTable, Inc. (a)	9,760	664,461

		$6,858,267

Leisure & Toys - 0.5%
Hasbro, Inc.	16,110	$717,056

Machinery & Tools - 1.2%
Bucyrus International, Inc.	20,180	$1,399,483
Flowserve Corp.	4,460	488,013

		$1,887,496

Major Banks - 1.3%
Goldman Sachs Group, Inc.	7,660	$1,107,483
JPMorgan Chase & Co.	23,040	877,133

		$1,984,616

Medical & Health Technology & Services - 2.4%
Cerner Corp. (a)	10,840	$910,452
Diagnosticos da America S.A.	67,200	810,213
IDEXX Laboratories, Inc. (a)	15,850	978,262
Stericycle, Inc. (a)	15,400	1,069,992

		$3,768,919

Medical Equipment - 3.4%
Becton, Dickinson & Co.	8,440	$625,404
DENTSPLY International, Inc.	31,380	1,003,219
Edwards Lifesciences Corp. (a)	5,620	376,821
ResMed, Inc. (a)	21,830	716,242
Thermo Fisher Scientific, Inc. (a)	42,920	2,055,010
Thoratec Corp. (a)	12,960	479,261

		$5,255,957

Metals & Mining - 0.4%
Teck Resources Ltd., “B”	14,200	$584,472

Network & Telecom - 4.8%
Acme Packet, Inc. (a)	10,260	$389,264
Cisco Systems, Inc. (a)	203,830	4,463,877
F5 Networks, Inc. (a)	9,220	957,128
Juniper Networks, Inc. (a)	55,760	1,692,316

		$7,502,585

Oil Services - 3.8%
Cameron International Corp. (a)	24,580	$1,055,957
Halliburton Co.	54,220	1,793,055
National Oilwell Varco, Inc.	27,010	1,201,135
Schlumberger Ltd.	31,460	1,938,251

		$5,988,398

Other Banks & Diversified Financials - 3.3%
HDFC Bank Ltd., ADR	2,490	$459,081
MasterCard, Inc., “A”	9,660	2,163,840
Visa, Inc., “A”	35,230	2,616,180

		$5,239,101

Pharmaceuticals - 2.4%
Allergan, Inc.	18,490	$1,230,140
Hospira, Inc. (a)	7,260	413,893
Perrigo Co.	3,790	243,394
Teva Pharmaceutical Industries Ltd., ADR	36,890	1,945,948

		$3,833,375

Pollution Control - 0.5%
Republic Services, Inc.	23,120	$704,929

Precious Metals & Minerals - 0.4%
Goldcorp, Inc.	14,630	$636,698

Printing & Publishing - 0.4%
Moody’s Corp.	25,030	$625,249

Railroad & Shipping - 1.1%
Union Pacific Corp.	20,060	$1,640,908

Restaurants - 1.6%
McDonald’s Corp.	29,070	$2,166,006
Panera Bread Co., “A” (a)	3,520	311,907

		$2,477,913

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	6,660	$551,581
Praxair, Inc.	20,090	1,813,323

		$2,364,904

Specialty Stores - 2.7%
Abercrombie & Fitch Co., “A”	17,910	$704,221
Amazon.com, Inc. (a)	10,370	1,628,712
J. Crew Group, Inc. (a)	11,080	372,510
Limited Brands, Inc.	42,080	1,126,902
PetSmart, Inc.	11,460	401,100

		$4,233,445

Telecommunications - Wireless - 0.5%
NII Holdings, Inc. (a)	17,540	$720,894

Telephone Services - 2.6%
American Tower Corp., “A” (a)	59,205	$3,034,848

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Virgin Media, Inc.	46,540	$1,071,351

		$4,106,199

Tobacco - 1.7%
Altria Group, Inc.	59,710	$1,434,234
Philip Morris International, Inc.	22,430	1,256,529

		$2,690,763

Trucking - 0.8%
Expeditors International of Washington, Inc.	27,870	$1,288,430

Utilities - Electric Power - 0.6%
NextEra Energy, Inc.	16,940	$921,367

Total Common Stocks		$153,397,684

MONEY MARKET FUNDS (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	3,964,344	$3,964,344

Total Investments		$157,362,028

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(483,547)

NET ASSETS - 100.0%		$156,878,481

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $170,250. At September 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$153,397,684	$—	$—	$153,397,684
Mutual Funds	3,964,344	—	—	3,964,344

Total Investments	$157,362,028	$—	$—	$157,362,028

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,095,802

Gross unrealized appreciation	$19,953,708
Gross unrealized depreciation	(2,687,482)

Net unrealized appreciation (depreciation)	$17,266,226

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Growth Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,530,908	31,193,721	(30,760,285)	3,964,344

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,462	$3,964,344

5

MFS INVESTMENT MANAGEMENT

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.4%
Airlines - 0.3%
Copa Holdings S.A., “A”	6,457	$348,091

Alcoholic Beverages - 0.6%
Companhia de Bebidas das Americas, ADR	5,983	$740,576

Apparel Manufacturers - 2.8%
Cia.Hering S.A.	13,400	$576,548
Li & Fung Ltd.	280,000	1,575,233
Stella International Holdings	578,000	1,133,823

		$3,285,604

Automotive - 1.0%
Mando Corp. (a)	10,040	$1,215,102

Broadcasting - 0.4%
Grupo Televisa S.A., ADR	24,486	$463,275

Brokerage & Asset Managers - 1.9%
BM&F Bovespa S.A.	86,600	$724,226
Bolsa Mexicana de Valores S.A. de C.V.	167,900	281,529
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	38,300	377,794
Hong Kong Exchanges & Clearing Ltd.	44,500	876,367

		$2,259,916

Business Services - 4.0%
Cielo S.A.	54,090	$470,890
Infosys Technologies Ltd., ADR	42,799	2,880,801
Kroton Educacional S.A., IEU (a)	56,796	503,175
LPS Brasil - Consultoria de Imoveis S.A.	24,500	440,913
Redecard S.A.	31,600	490,248

		$4,786,027

Cable TV - 2.0%
Naspers Ltd.	32,857	$1,606,494
Net Servicos de Comunicacao S.A., IPS (a)	59,000	770,626

		$2,377,120

Computer Software - 0.4%
Totvs S.A.	5,900	$452,961

Computer Software - Systems - 2.7%
Acer, Inc.	472,947	$1,201,991
Hon Hai Precision Industry Co. Ltd.	376,960	1,417,755
NICE Systems Ltd., ADR (a)	17,460	546,323

		$3,166,069

Conglomerates - 1.5%
First Pacific Co. Ltd.	2,032,800	$1,847,083

Construction - 2.6%
Anhui Conch Cement Co. Ltd.	358,000	$1,626,465
Corporacion GEO S.A.B. de C.V., “B” (a)	111,470	319,859
Corporacion Moctezuma S.A. de C.V.	196,200	474,866
Duratex S.A.	31,489	341,503
Urbi Desarrollos Urbanos S.A. de C.V. (a)	162,479	338,196

		$3,100,889

Consumer Products - 2.3%
Dabur India Ltd.	625,646	$1,503,722
Hengan International Group Co. Ltd.	100,500	1,001,911
Kimberly-Clark de Mexico S.A. de C.V., “A”	38,070	242,408

		$2,748,041

Consumer Services - 0.7%
Anhanguera Educacional Participacoes S.A., IEU	49,600	$879,726

Electronics - 7.8%
Samsung Electronics Co. Ltd.	6,546	$4,460,638
Seoul Semiconductor Co. Ltd.	15,826	602,367
Siliconware Precision Industries Co. Ltd.	1,532,000	1,608,425
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,258	2,322,424
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,311	276,934

		$9,270,788

Energy - Independent - 5.5%
Bankers Petroleum Ltd. (a)	93,690	$740,305
China Shenhua Energy Co. Ltd.	239,500	990,862
CNOOC Ltd.	647,000	1,254,165
INPEX Corp.	151	710,865
PTT Exploration & Production Ltd.	122,400	621,074
Reliance Industries Ltd.	65,536	1,439,867
Turkiye Petrol Rafinerileri AS	31,380	846,027

		$6,603,165

Energy - Integrated - 4.9%
LUKOIL, ADR	26,033	$1,476,071
OAO Gazprom, ADR	88,062	1,848,421
Petroleo Brasileiro S.A., ADR	69,182	2,509,231

		$5,833,723

Food & Beverages - 1.0%
Grupo Continental S.A.	194,105	$561,907
Tiger Brands Ltd.	25,172	684,712

		$1,246,619

Food & Drug Stores - 1.1%
Dairy Farm International Holdings Ltd.	67,500	$513,000
Shoprite Group PLC	56,301	799,252

		$1,312,252

Forest & Paper Products - 0.2%
Suzano Papel E Celulose S.A., IPS	26,375	$250,188

Gaming & Lodging - 1.6%
Genting Berhad	125,900	$404,577
Sands China Ltd. (a)	828,400	1,494,758

		$1,899,335

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - 3.1%
Bim Birlesik Magazalar A.S.	31,790	$917,516
Massmart Holdings Ltd.	37,987	805,492
Shinsegae Co. Ltd.	3,688	1,943,861

		$3,666,869

Insurance - 2.1%
China Pacific Insurance Co. Ltd.	416,000	$1,562,912
Samsung Fire & Marine Insurance Co. Ltd.	5,852	1,000,781

		$2,563,693

Internet - 0.2%
Universo Online S.A., IPS	36,100	$206,956

Machinery & Tools - 1.5%
Beml Ltd.	17,405	$417,995
Sinotruk Hong Kong Ltd.	857,500	874,205
TK Corp. (a)	20,190	519,690

		$1,811,890

Major Banks - 3.4%
Banco Santander Chile, ADR	3,820	$368,821
Bank of China Ltd.	2,800,000	1,468,774
Standard Chartered PLC	52,600	1,556,540
Standard Chartered PLC	21,595	619,444

		$4,013,579

Medical & Health Technology & Services - 1.6%
Diagnosticos da America S.A.	80,800	$974,184
Fleury S.A.	70,900	879,965

		$1,854,149

Metals & Mining - 7.2%
Grupo Mexico S.A.B. de C.V., “B”	159,242	$458,456
Maanshan Iron & Steel Co. Ltd.	810,000	506,325
Magnitogorsk Iron & Steel Works, GDR	51,650	669,901
Mining & Metallurgical Co. Norilsk Nickel, ADR	45,350	773,218
Novolipetsk Steel, GDR (a)	18,300	658,800
POSCO	1,506	681,514
Steel Authority of India Ltd.	356,210	1,625,875
Usinas Siderurgicas de Minas Gerais S.A., IPS	26,350	353,514
Vale S.A., ADR	89,768	2,807,045

		$8,534,648

Network & Telecom - 1.4%
High Tech Computer Corp.	72,813	$1,652,431

Oil Services - 0.3%
Tenaris S.A., ADR	8,999	$345,742

Other Banks & Diversified Financials - 14.0%
Banco Compartamos S.A.	52,700	$335,939
Banco Santander S.A., IEU	58,300	785,603
Bancolombia S.A., ADR	6,751	443,068
China Construction Bank	2,540,000	2,226,103
China Merchants Bank Co. Ltd.	69,031	177,941
Commercial International Bank, GDR	138,100	1,050,941
Credicorp Ltd.	4,070	463,573
CSU Cardsystem S.A.	159,705	764,545
Hana Financial Group, Inc.	39,290	1,162,936
Housing Development Finance Corp. Ltd.	124,337	2,028,795
ICICI Bank Ltd.	42,902	1,062,597
Itau Unibanco Multiplo S.A., ADR	25,232	610,110
Komercni Banka A.S.	4,816	1,050,464
Public Bank Berhad	9,442	38,416
Public Bank Berhad	503,000	2,026,991
Turkiye Garanti Bankasi A.S.	421,135	2,445,497

		$16,673,519

Pharmaceuticals - 2.1%
Genomma Lab Internacional S.A., “B” (a)	428,900	$824,674
Teva Pharmaceutical Industries Ltd., ADR	32,360	1,706,990

		$2,531,664

Precious Metals & Minerals - 1.4%
Anglo American Platinum Corp. Ltd. (a)	9,861	$935,134
Gold Fields Ltd.	47,017	712,312

		$1,647,446

Real Estate - 2.0%
Brasil Brokers Participacoes	153,500	$680,408
China Overseas Land & Investment Ltd.	408,000	863,448
Hang Lung Properties Ltd.	182,000	889,024

		$2,432,880

Specialty Chemicals - 1.0%
Formosa Plastics Corp.	375,000	$920,650
Mexichem S.A.B de C.V.	112,300	314,221

		$1,234,871

Specialty Stores - 2.2%
Foschini Ltd.	15,691	$186,822
Lewis Group Ltd.	91,157	918,076
Truworths International Ltd.	148,370	1,490,033

		$2,594,931

Telecommunications - Wireless - 4.9%
America Movil S.A.B. de C.V., “L”, ADR	32,337	$1,724,532
China Mobile Ltd.	93,000	952,313
Mobile TeleSystems OJSC, ADR	33,012	700,845
MTN Group Ltd.	112,761	2,038,361
Vivo Participacoes S.A., ADR	14,566	395,758

		$5,811,809

Telephone Services - 2.8%
China Unicom Ltd., ADR	81,300	$1,183,728
Empresa Nacional de Telecomunicaciones S.A.	25,062	407,034
PT XL Axiata Tbk (a)	2,897,000	1,752,807

		$3,343,569

Tobacco - 0.8%
KT&G Corp.	16,104	$960,379

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - 2.1%
AES Tiete S.A., IPS	15,000	$200,266
CPFL Energia S.A.	11,300	258,457
Eletropaulo Metropolitana S.A., IPS	26,020	464,423
Enersis S.A., ADR	13,812	324,720
Equatorial Energia S.A.	23,700	143,573
Manila Water Co., Inc.	1,325,000	573,055
Redentor Energia S.A. (a)	24,200	110,416
Tractebel Energia S.A.	29,580	442,651

		$2,517,561

Total Common Stocks		$118,485,136

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset
Value	398,257	$398,257

Total Investments		$118,883,393

OTHER ASSETS, LESS LIABILITIES - 0.3%		310,578

NET ASSETS - 100.0%		$119,193,971

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$19,606,480	$—	$—	$19,606,480
China	14,689,152	—	—	14,689,152
South Korea	12,547,267	—	—	12,547,267
India	10,959,651	—	—	10,959,651
South Africa	10,176,688	—	—	10,176,688
Taiwan	9,400,609	—	—	9,400,609
Hong Kong	8,329,287	—	—	8,329,287
Mexico	6,339,861	—	—	6,339,861
Russia	6,127,255	—	—	6,127,255
Other Countries	19,687,812	621,074	—	20,308,886
Mutual Funds	398,257	—	—	398,257

Total Investments	$118,262,319	$621,074	$—	$118,883,393

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $72,798,473 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$98,181,584

Gross unrealized appreciation	$24,333,644
Gross unrealized depreciation	(3,631,835)

Net unrealized appreciation (depreciation)	$20,701,809

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,151,778	26,402,728	(27,156,249)	398,257

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,110	$398,257

5

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

Brazil	16.5%
China	12.3%
South Korea	10.5%
India	9.2%
South Africa	8.5%
Taiwan	7.9%
Hong Kong	7.0%
Mexico	5.3%
Russia	5.1%
Other Countries	17.7%

6

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Global Governments Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 90.7%
Foreign Bonds - 61.6%
Austria - 2.3%
Republic of Austria, 4.65%, 2018	EUR	507,000	$790,655

Belgium - 0.5%
Kingdom of Belgium, 5.5%, 2017	EUR	98,000	$157,446

Canada - 1.3%
Bayview Commercial Asset Trust,
FRN, 1.678%, 2023 (z)	CAD	150,000	$115,605
Canada Housing Trust, 4.6%, 2011 (n)	CAD	280,000	280,419
Government of Canada, 5.75%, 2033	CAD	47,000	62,881

			$458,905

Finland - 2.4%
Republic of Finland, 3.875%, 2017	EUR	541,000	$819,855

France - 2.5%
Republic of France, 6%, 2025	EUR	260,000	$481,811
Republic of France, 4.75%, 2035	EUR	225,000	383,245

			$865,056

Germany - 9.3%
Federal Republic of Germany, 3.75%, 2013	EUR	943,000	$1,382,578
Federal Republic of Germany, 3.75%, 2015	EUR	548,000	820,751
Federal Republic of Germany, 6.25%, 2030	EUR	494,000	1,010,963

			$3,214,292

Ireland - 0.5%
Irish Life & Permanent PLC, 3.6%, 2013 (n)		$200,000	$188,956

Italy - 10.1%
Republic of Italy, 4.75%, 2013	EUR	1,212,000	$1,748,008
Republic of Italy, 5.25%, 2017	EUR	1,156,000	1,767,313

			$3,515,321

Japan - 22.5%
Government of Japan, 1.7%, 2017	JPY	331,450,000	$4,302,335
Government of Japan, 2.1%, 2024	JPY	122,000,000	1,602,419
Government of Japan, 2.2%, 2027	JPY	103,000,000	1,352,994
Government of Japan, 2.4%, 2037	JPY	41,000,000	550,708

			$7,808,456

Netherlands - 3.3%
Kingdom of the Netherlands, 3.75%, 2014	EUR	658,000	$976,360
Kingdom of the Netherlands, 5.5%, 2028	EUR	93,000	171,571

			$1,147,931

Norway - 0.5%
Eksportfinans A.S.A., 1.875%, 2013		$170,000	$173,660

Russia - 0.3%
VEB Finance Ltd., 6.902%, 2020 (n)		$105,000	$114,839

Spain - 1.3%
Kingdom of Spain, 4.6%, 2019	EUR	317,000	$451,057

United Kingdom - 4.8%
United Kingdom Treasury, 8%, 2015	GBP	228,000	$468,297
United Kingdom Treasury, 8%, 2021	GBP	112,000	255,753
United Kingdom Treasury, 4.25%, 2027	GBP	259,000	438,781
United Kingdom Treasury, 4.25%, 2036	GBP	313,000	521,095

			$1,683,926

Total Foreign Bonds			$21,390,355

U.S. Bonds - 29.1%
Asset-Backed & Securitized - 1.2%
Commercial Mortgage Asset Trust, FRN, 1.087%, 2032 (i)(z)		$5,058,604	$106,687
Commercial Mortgage Pass-Through Certificates, FRN, 0.447%, 2017 (n)		331,000	305,218
First Union National Bank Commercial Mortgage Trust, FRN, 1.105%, 2043 (i)(n)		5,697,656	12,078

			$423,983

Local Authorities - 1.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043		$105,000	$112,813

San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040		225,000	235,292
University of California Rev. (Build America Bonds), 5.77%, 2043		70,000	73,763

			$421,868

Mortgage-Backed - 3.3%
Fannie Mae, 4.77%, 2012		$174,389	$183,548
Fannie Mae, 5.37%, 2013		93,917	99,289
Fannie Mae, 4.78%, 2015		69,116	76,680
Fannie Mae, 4.856%, 2015		44,302	49,009
Fannie Mae, 5.5%, 2015		39,733	44,603
Fannie Mae, 5.09%, 2016		59,000	66,540
Fannie Mae, 5.424%, 2016		69,038	77,961
Fannie Mae, 5.05%, 2017		53,540	60,445
Fannie Mae, 5.16%, 2018		117,741	132,794
Fannie Mae, 5.1%, 2019		53,109	60,200
Fannie Mae, 5.18%, 2019		53,124	60,286
Fannie Mae, 6.16%, 2019		45,884	52,661
Freddie Mac, 5.085%, 2019		33,000	37,121

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5%, 2025 - 2028		122,403	$125,462

			$1,126,599

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040		$90,000	$113,025

U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015		$252,000	$285,880
Small Business Administration, 5.09%, 2025		37,039	40,577
Small Business Administration, 5.21%, 2026		404,424	441,368

			$767,825

U.S. Treasury Obligations - 20.9%
U.S. Treasury Bonds, 8%, 2021		$844,000	$1,272,989
U.S. Treasury Bonds, 6.875%, 2025		411,000	597,106
U.S. Treasury Bonds, 5.25%, 2029		306,000	386,708
U.S. Treasury Bonds, 4.5%, 2039		86,300	98,814
U.S. Treasury Notes, 4.75%, 2012		1,130,000	1,197,050
U.S. Treasury Notes, 4.125%, 2015		991,000	1,123,159
U.S. Treasury Notes, 4.75%, 2017		2,154,000	2,557,371

			$7,233,197

Total U.S. Bonds			$10,086,497

Total Bonds			$31,476,852

Issuer/Expiration Date/ Strike Price	Par Amount of Contracts
CALL OPTIONS PURCHASED - 0.0%
SEK Currency - November 2010 @ EUR0.11	SEK	259,000	$1,072

PUT OPTIONS PURCHASED - 0.0%
JPY Currency - December 2010 @ $0.01	JPY	32,200,000	$32

Issuer	Shares/Par
SHORT-TERM OBLIGATIONS (y) - 3.0%
Abbey National North America LLC, 0.21%, due 10/01/10		$1,039,000	$1,039,000

REPURCHASE AGREEMENTS - 4.8%
Goldman Sachs, 0.22%, dated 9/30/10, due 10/01/10, total to be received $1,671,010 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,704,421 in a jointly traded account)		$1,671,000	$1,671,000

Total Investments			$34,187,956

OTHER ASSETS, LESS LIABILITIES - 1.5%			517,344

NET ASSETS - 100.0%			$34,705,300

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $901,510, representing 2.6% of net assets.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.678%, 2023	5/25/06	$135,624	$115,605
Commercial Mortgage Asset Trust, FRN, 1.087%, 2032	8/25/03	103,962	106,687

Total Restricted Securities			$222,292
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Governments Portfolio

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$8,001,022	$—	$8,001,022
Non-U.S. Sovereign Debt	—	21,274,750	—	21,274,750
Municipal Bonds	—	113,025	—	113,025
Corporate Bonds	—	421,868		421,868
Residential Mortgage-Backed Securities	—	1,126,599	—	1,126,599
Commercial Mortgage-Backed Securities	—	539,588	—	539,588
Purchased Currency Options	—	1,104	—	1,104
Short Term Securities	—	2,710,000	—	2,710,000

Total Investments	$—	$34,187,956	$—	$34,187,956

Other Financial Instruments
Forward Currency Contracts	$—	$15,939	$—	$15,939

4

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$31,911,554

Gross unrealized appreciation	$2,595,337
Gross unrealized depreciation	(318,935)

Net unrealized appreciation (depreciation)	$2,276,402

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	HSBC Bank	135,000	10/12/10	$124,396	$130,374	$5,978
BUY	AUD	Westpac Banking Corp	241,866	10/12/10	205,462	233,578	28,116
BUY	CAD	Barclays Bank PLC	22,000	10/12/10	21,028	21,377	349
BUY	CAD	Citibank N.A.	11,000	10/12/10	10,547	10,688	141
BUY	CAD	HSBC Bank	126,000	10/12/10	121,294	122,432	1,138
SELL	CAD	Barclays Bank PLC	30,000	11/03/10	29,500	29,136	364
BUY	CHF	Citibank N.A.	94,000	10/12/10	92,909	95,666	2,757
BUY	DKK	Barclays Bank PLC	1,234,922	10/12/10	211,132	225,887	14,755
BUY	DKK	UBS AG	70,000	10/12/10	11,924	12,804	880
BUY	EUR	Barclays Bank PLC	185,362	10/12/10	242,573	252,679	10,106
BUY	EUR	Goldman Sachs International	429,545	10/12/10	546,272	585,544	39,272
BUY	EUR	JPMorgan Chase Bank	592,777	10/12/10	766,666	808,056	41,390
BUY	EUR	UBS AG	1,071,946	10/12/10 - 12/15/10	1,387,363	1,460,584	73,221
BUY	GBP	Barclays Bank PLC	165,757	10/12/10 - 10/14/10	251,777	260,373	8,596
BUY	GBP	Goldman Sachs International	16,000	10/12/10	24,642	25,133	491
BUY	GBP	UBS AG	15,000	10/12/10	23,274	23,562	288
SELL	GBP	Barclays Bank PLC	21,000	10/12/10	33,257	32,987	270
SELL	GBP	Royal Bank of Scotland PLC	108,000	10/12/10	170,745	169,647	1,098
BUY	IDR	JPMorgan Chase Bank	1,418,101,000	10/15/10 - 10/29/10	155,912	158,403	2,491
BUY	JPY	JPMorgan Chase Bank	256,542,744	10/12/10	2,950,984	3,073,313	122,329
BUY	JPY	UBS AG	37,020,017	10/12/10	436,456	443,490	7,034
SELL	JPY	Barclays Bank PLC	5,797,000	10/12/10	69,629	69,447	182
BUY	KRW	Barclays Bank PLC	100,000,000	10/18/10	85,910	87,651	1,741
BUY	MXN	Goldman Sachs International	157,000	11/03/10	12,306	12,431	125
BUY	MXN	HSBC Bank	222,000	11/05/10	17,420	17,574	154
BUY	MXN	JPMorgan Chase Bank	689,000	11/05/10	54,073	54,542	469
BUY	NOK	HSBC Bank	717,000	10/12/10	119,768	121,864	2,096
BUY	SEK	Citibank N.A.	17,000	10/12/10	2,315	2,522	207
BUY	SEK	Deutsche Bank AG	1,223,606	10/12/10	162,480	181,497	19,017
BUY	TRY	HSBC Bank	256,000	10/12/10 - 11/22/10	170,018	176,051	6,033
BUY	TRY	JPMorgan Chase Bank	127,000	11/30/10	86,307	86,920	613
BUY	TWD	Barclays Bank PLC	2,700,000	11/05/10	85,281	86,458	1,177
BUY	ZAR	Barclays Bank PLC	622,000	11/18/10	84,282	88,605	4,323

							$397,201

5

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Derivative Contracts at 9/30/10 - continued

Forward Foreign Currency Exchange Contracts at 9/30/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	HSBC Bank	130,000	10/12/10	$118,644	$125,545	$(6,901)
SELL	AUD	Westpac Banking Corp	10,000	10/12/10	8,833	9,657	(824)
BUY	CAD	Goldman Sachs International	421,923	10/12/10 - 11/03/10	411,550	409,781	(1,769)
SELL	CAD	Goldman Sachs International	115,000	10/12/10	111,261	111,743	(482)
SELL	CAD	HSBC Bank	221,000	10/12/10	207,414	214,741	(7,327)
SELL	CAD	UBS AG	15,000	10/12/10	14,176	14,575	(399)
SELL	CHF	UBS AG	94,000	10/12/10	89,519	95,667	(6,148)
BUY	CNY	JPMorgan Chase Bank	468,000	4/18/11	70,770	70,259	(511)
SELL	EUR	Barclays Bank PLC	47,000	10/12/10	59,323	64,069	(4,746)
SELL	EUR	Deutsche Bank	90,000	10/12/10	114,170	122,685	(8,515)
SELL	EUR	HSBC Bank	64,000	12/15/10	83,612	87,200	(3,588)
SELL	EUR	JPMorgan Chase Bank	96,712	10/12/10	121,980	131,835	(9,855)
SELL	EUR	UBS AG	3,181,753	10/12/10 - 12/15/10	4,046,815	4,335,173	(288,358)
BUY	GBP	Barclays Bank PLC	12,000	10/12/10	19,077	18,850	(227)
BUY	GBP	Deutsche Bank	153,212	10/12/10	244,490	240,666	(3,824)
SELL	GBP	Barclays Bank PLC	22,000	10/12/10	33,983	34,558	(575)
SELL	GBP	Deutsche Bank	7,000	10/12/10	10,719	10,996	(277)
BUY	IDR	Barclays Bank PLC	773,536,000	4/01/11	85,285	84,053	(1,232)
SELL	IDR	Barclays Bank PLC	1,250,470,000	10/29/10	137,975	139,529	(1,554)
SELL	IDR	JPMorgan Chase Bank	167,311,000	10/15/10	18,508	18,712	(204)
BUY	JPY	HSBC Bank	2,837,000	10/12/10	34,163	33,987	(176)
SELL	JPY	Barclays Bank PLC	13,596,304	10/12/10	155,990	162,880	(6,890)
SELL	JPY	Citibank N.A.	7,341,865	10/12/10	87,143	87,954	(811)
SELL	JPY	HSBC Bank	19,878,000	10/12/10	233,565	238,133	(4,568)
SELL	MXN	JPMorgan Chase Bank	1,069,000	11/05/10	81,955	84,624	(2,669)
BUY	MYR	JPMorgan Chase Bank	264,000	11/22/10	85,423	85,242	(181)
BUY	NOK	Deutsche Bank	1,017,000	11/30/10	173,212	172,407	(805)
SELL	NOK	Citibank N.A.	717,000	10/12/10	116,414	121,864	(5,450)
BUY	PHP	JPMorgan Chase Bank	3,785,000	10/27/10	86,277	86,042	(235)
BUY	SEK	Royal Bank of Scotland PLC	1,311,044	10/12/10	195,279	194,467	(812)
SELL	TRY	HSBC Bank	130,000	11/22/10	83,561	89,090	(5,529)
BUY	TWD	JPMorgan Chase Bank	2,714,000	12/01/10	87,450	86,938	(512)
SELL	ZAR	UBS AG	621,000	11/18/10	83,155	88,463	(5,308)

							$(381,262)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	37.7%
Japan	22.5%
Italy	10.2%
Germany	9.5%
United Kingdom	4.9%
Netherlands	3.3%
France	2.6%
Finland	2.4%
Austria	2.3%
Other Countries	4.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 0.9%
United Technologies Corp.	9,230	$657,453

Alcoholic Beverages - 5.0%
Companhia de Bebidas das Americas, ADR	7,500	$928,350
Diageo PLC	56,030	964,672
Heineken N.V.	9,800	508,209
Pernod Ricard S.A.	13,950	1,164,812

		$3,566,043

Apparel Manufacturers - 3.9%
Compagnie Financiere Richemont S.A.	12,038	$579,573
Li & Fung Ltd.	99,800	561,458
LVMH Moet Hennessy Louis Vuitton S.A.	7,110	1,042,936
NIKE, Inc., “B”	7,360	589,830

		$2,773,797

Broadcasting - 0.8%
Publicis Groupe S.A.	12,390	$588,471

Brokerage & Asset Managers - 6.4%
BM&F Bovespa S.A.	70,000	$585,402
Charles Schwab Corp.	41,740	580,186
CME Group, Inc.	2,660	692,797
Deutsche Boerse AG	10,310	687,927
Franklin Resources, Inc.	7,330	783,577
ICAP PLC	110,720	750,508
Nomura Holdings, Inc.	90,800	439,425

		$4,519,822

Business Services - 5.8%
Accenture Ltd., “A”	27,490	$1,168,050
Cognizant Technology Solutions Corp., “A” (a)	7,420	478,367
Dun & Bradstreet Corp.	13,410	994,217
Hays PLC	101,940	181,116
Intertek Group PLC	15,650	449,898
MSCI, Inc., “A” (a)	14,910	495,161
Verisk Analytics, Inc., “A” (a)	13,100	366,931

		$4,133,740

Chemicals - 0.9%
Monsanto Co.	13,060	$625,966

Computer Software - 3.2%
Autodesk, Inc. (a)	22,440	$717,407
Oracle Corp.	58,270	1,564,550

		$2,281,957

Computer Software - Systems - 5.7%
Acer, Inc.	375,250	$953,695
Apple, Inc. (a)	3,700	1,049,875
EMC Corp. (a)	18,410	373,907
International Business Machines Corp.	8,450	1,133,483
Konica Minolta Holdings, Inc.	55,000	536,296

		$4,047,256

Consumer Products - 4.7%
Beiersdorf AG	5,530	$338,491
Church & Dwight Co., Inc.	9,220	598,747
Colgate-Palmolive Co.	11,220	862,369
Procter & Gamble Co.	11,690	701,049
Reckitt Benckiser Group PLC	14,650	805,709

		$3,306,365

Electrical Equipment - 3.6%
Danaher Corp.	37,030	$1,503,788
Schneider Electric S.A.	8,395	1,064,452

		$2,568,240

Electronics - 5.5%
Hoya Corp.	26,600	$648,431
Microchip Technology, Inc.	18,980	596,921
Samsung Electronics Co. Ltd.	973	663,031
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	148,748	1,508,305
Tokyo Electron Ltd.	10,100	506,331

		$3,923,019

Energy - Independent - 0.9%
INPEX Corp.	132	$621,418

Energy - Integrated - 1.9%
Chevron Corp.	6,230	$504,941
Hess Corp.	7,880	465,866
Suncor Energy, Inc.	12,350	402,104

		$1,372,911

Food & Beverages - 4.5%
Groupe Danone	21,297	$1,273,829
Mead Johnson Nutrition Co., “A”	6,140	349,427
Nestle S.A.	12,864	685,321
PepsiCo, Inc.	13,090	869,700

		$3,178,277

Food & Drug Stores - 1.3%
Tesco PLC	140,349	$934,810

General Merchandise - 0.5%
Kohl’s Corp. (a)	7,300	$384,564

Internet - 1.8%
Google, Inc., “A” (a)	2,360	$1,240,864

Major Banks - 6.2%
Bank of New York Mellon Corp.	30,640	$800,623
Credit Suisse Group AG	18,750	801,404
HSBC Holdings PLC	78,624	796,642
Julius Baer Group Ltd.	19,094	695,051
Standard Chartered PLC	29,214	837,993
State Street Corp.	11,890	447,777

		$4,379,490

Medical & Health Technology & Services - 1.4%
Fresenius Medical Care AG & Co. KGaA	6,310	$389,719
Patterson Cos., Inc.	20,900	598,785

		$988,504

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 7.1%
Becton, Dickinson & Co.	6,420	$475,722
DENTSPLY International, Inc.	20,650	660,181
Essilor International S.A.	5,730	394,243
Medtronic, Inc.	14,760	495,641
Sonova Holding AG	5,495	671,043
St. Jude Medical, Inc. (a)	8,580	337,537
Synthes, Inc.	7,480	864,731
Thermo Fisher Scientific, Inc. (a)	14,860	711,497
Waters Corp. (a)	6,190	438,128

		$5,048,723

Metals & Mining - 2.1%
BHP Billiton PLC	46,790	$1,488,423

Network & Telecom - 2.4%
Cisco Systems, Inc. (a)	79,150	$1,733,385

Oil Services - 3.5%
National Oilwell Varco, Inc.	27,800	$1,236,266
Schlumberger Ltd.	20,000	1,232,200

		$2,468,466

Other Banks & Diversified Financials - 5.3%
Banco Santander Brasil S.A., ADR	73,550	$1,012,783
China Construction Bank	569,000	498,682
HDFC Bank Ltd.	7,640	423,248
MasterCard, Inc., “A”	4,210	943,040
Visa, Inc., “A”	11,740	871,812

		$3,749,565

Pharmaceuticals - 5.2%
Abbott Laboratories	6,710	$350,530
Allergan, Inc.	5,940	395,188
Bayer AG	13,940	972,040
Johnson & Johnson	10,730	664,831
Roche Holding AG	3,120	426,097
Teva Pharmaceutical Industries Ltd., ADR	16,570	874,068

		$3,682,754

Specialty Chemicals - 5.1%
Akzo Nobel N.V.	16,040	$989,570
L’Air Liquide S.A.	2,956	360,624
Linde AG	3,830	498,525
Praxair, Inc.	7,160	646,262
Shin-Etsu Chemical Co. Ltd.	15,600	759,631
Symrise AG	12,585	349,735

		$3,604,347

Specialty Stores - 2.2%
Esprit Holdings Ltd.	95,169	$516,393
Industria de Diseno Textil S.A.	8,710	691,893
Staples, Inc.	17,670	369,656

		$1,577,942

Telecommunications - Wireless - 0.7%
MTN Group Ltd.	29,070	$525,493

Total Common Stocks		$69,972,065

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	972,283	$972,283

Total Investments		$70,944,348

OTHER ASSETS, LESS LIABILITIES - 0.1%		92,124

NET ASSETS - 100.0%		$71,036,472

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$69,972,065	$—	$—	$69,972,065
Mutual Funds	972,283	—	—	972,283

Total Investments	$70,944,348	$—	$—	$70,944,348

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,627,662

Gross unrealized appreciation	$6,277,110
Gross unrealized depreciation	(4,960,424)

Net unrealized appreciation (depreciation)	$1,316,686

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount
MFS Institutional Money Market Portfolio	945,330	13,832,860	(13,805,907)	972,283

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,445	$972,283

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	47.4%
United Kingdom	10.1%
France	8.3%
Switzerland	6.6%
Japan	4.9%
Germany	4.5%
Brazil	3.6%
Taiwan	3.5%
Netherlands	2.1%
Other Countries	9.0%

4

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 34.3%
Aerospace - 1.9%
Cobham PLC	239,230	$868,105
Honeywell International, Inc.	21,420	941,195
Lockheed Martin Corp.	33,180	2,365,070
Northrop Grumman Corp.	17,410	1,055,568
United Technologies Corp.	21,120	1,504,378

		$6,734,316

Alcoholic Beverages - 0.7%
Heineken N.V.	49,160	$2,549,341

Automotive - 0.1%
USS Co. Ltd.	6,450	$481,355

Broadcasting - 1.1%
Fuji Television Network, Inc.	376	$478,783
Nippon Television Network Corp.	4,160	534,701
Omnicom Group, Inc.	15,020	592,990
Vivendi S.A.	51,072	1,395,960
Walt Disney Co.	28,200	933,702

		$3,936,136

Brokerage & Asset Managers - 0.2%
Daiwa Securities Group, Inc.	185,000	$746,826

Business Services - 0.9%
Accenture Ltd., “A”	33,920	$1,441,261
Bunzl PLC	59,790	712,884
Dun & Bradstreet Corp.	8,680	643,535
Nomura Research, Inc.	29,400	552,571

		$3,350,251

Chemicals - 0.8%
3M Co.	10,890	$944,272
Givaudan S.A.	950	970,641
PPG Industries, Inc.	11,250	819,000

		$2,733,913

Computer Software - 0.4%
Oracle Corp.	51,580	$1,384,923

Computer Software - Systems - 0.8%
Acer, Inc.	292,089	$742,342
International Business Machines
Corp.	9,380	1,258,233
Konica Minolta Holdings, Inc.	95,500	931,205

		$2,931,780

Construction - 0.7%
Geberit AG	5,511	$981,453
Sherwin-Williams Co.	10,930	821,280
Stanley Black & Decker, Inc.	9,030	553,358

		$2,356,091

Consumer Products - 1.3%
Henkel KGaA, IPS	24,220	$1,300,906
Kao Corp.	60,700	1,478,963
KOSE Corp.	15,600	370,379
Procter & Gamble Co.	11,234	673,703
Reckitt Benckiser Group PLC	16,450	904,704

		$4,728,655

Electrical Equipment - 0.4%
Legrand S.A.	27,830	$941,273
Spectris PLC	37,150	626,191

		$1,567,464

Electronics - 0.9%
Halma PLC	86,202	$428,587
Intel Corp.	48,420	931,117
Samsung Electronics Co. Ltd.	1,565	1,066,437
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,138	934,279

		$3,360,420

Energy - Independent - 0.6%
Apache Corp.	9,790	$957,070
EOG Resources, Inc.	5,950	553,172
INPEX Corp.	130	612,003

		$2,122,245

Energy - Integrated - 2.3%
BP PLC	298,380	$2,005,205
Chevron Corp.	26,300	2,131,615
Exxon Mobil Corp.	10,300	636,437
Hess Corp.	12,670	749,050
Royal Dutch Shell PLC, “A”	86,900	2,615,554

		$8,137,861

Food & Beverages - 1.9%
General Mills, Inc.	28,760	$1,050,890
Groupe Danone	17,270	1,032,964
J.M. Smucker Co.	8,458	511,963
Kellogg Co.	17,410	879,379
Nestle S.A.	44,990	2,396,811
PepsiCo, Inc.	13,990	929,496

		$6,801,503

Food & Drug Stores - 0.3%
CVS Caremark Corp.	13,590	$427,677
Lawson, Inc.	16,500	756,019

		$1,183,696

Insurance - 2.5%
Allstate Corp.	12,410	$391,536
Aon Corp.	17,950	702,025
Hiscox Ltd.	89,499	490,392
ING Groep N.V. (a)	103,988	1,078,806
Jardine Lloyd Thompson Group PLC	62,490	566,906
MetLife, Inc.	45,570	1,752,167
Muenchener Ruckvers AG	4,990	691,146
Prudential Financial, Inc.	16,130	873,923
Swiss Reinsurance Co.	19,640	861,230
Travelers Cos., Inc.	10,500	547,050
Zurich Financial Services Ltd.	3,860	904,654

		$8,859,835

Leisure & Toys - 0.1%
Hasbro, Inc.	8,630	$384,121

Machinery & Tools - 0.8%
ASSA ABLOY AB, “B”	41,700	$1,051,726
Glory Ltd.	16,000	390,609
Neopost S.A. (l)	11,020	820,107

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Schindler Holding AG		4,540	$486,965

			$2,749,407

Major Banks - 2.9%
Bank of America Corp.		84,260	$1,104,649
Bank of New York Mellon Corp.		65,551	1,712,848
Goldman Sachs Group, Inc.		9,740	1,408,209
HSBC Holdings PLC		168,714	1,709,461
JPMorgan Chase & Co.		38,010	1,447,041
PNC Financial Services Group, Inc.		11,030	572,567
State Street Corp.		22,910	862,791
Sumitomo Mitsui Financial Group, Inc.		14,800	431,164
The Toronto-Dominion Bank		4,480	324,168
Wells Fargo & Co.		41,000	1,030,330

			$10,603,228

Medical & Health Technology & Services - 0.4%
Kobayashi Pharmaceutical Co. Ltd.		13,000	$576,965
Miraca Holdings, Inc.		21,300	753,971

			$1,330,936

Medical Equipment - 0.9%
Becton, Dickinson & Co.		7,030	$520,923
Medtronic, Inc.		23,380	785,100
Smith & Nephew PLC		61,095	557,130
St. Jude Medical, Inc. (a)		16,650	655,011
Synthes, Inc.		4,870	563,000

			$3,081,164

Network & Telecom - 0.7%
Cisco Systems, Inc. (a)		27,720	$607,068
Ericsson, Inc., “B”		88,780	974,685
Nokia Oyj		85,110	855,113

			$2,436,866

Oil Services - 0.4%
National Oilwell Varco, Inc.		14,930	$663,937
Noble Corp.		11,060	373,717
Transocean, Inc. (a)		8,500	546,465

			$1,584,119

Other Banks & Diversified Financials - 0.6%
DnB NOR A.S.A.		78,000	$1,061,680
Hachijuni Bank Ltd.		53,000	276,809
MasterCard, Inc., “A”		2,820	631,680
Sapporo Hokuyo Holdings, Inc.		65,900	304,713

			$2,274,882

Pharmaceuticals - 3.9%
Abbott Laboratories		36,590	$1,911,462
Bayer AG		14,018	977,479
GlaxoSmithKline PLC		85,760	1,690,067
Johnson & Johnson		43,890	2,719,424
Pfizer, Inc.		88,110	1,512,849
Roche Holding AG		16,170	2,208,329
Sanofi-Aventis		39,510	2,632,506
Santen, Inc.		15,500	536,781

			$14,188,897

Railroad & Shipping - 0.2%
Canadian National Railway Co.		10,200	$653,004

Real Estate - 0.1%
Deutsche Wohnen AG (a)		45,230	$538,105

Specialty Chemicals - 0.2%
Shin-Etsu Chemical Co. Ltd.		15,800	$769,370

Specialty Stores - 0.1%
Esprit Holdings Ltd.		94,500	$512,763

Telecommunications - Wireless - 1.4%
KDDI Corp.		354	$1,694,094
Vodafone Group PLC		1,315,580	3,246,697

			$4,940,791

Telephone Services - 1.3%
AT&T, Inc.		72,980	$2,087,228
China Unicom Ltd.		306,000	448,025
Royal KPN N.V.		115,630	1,788,342
Telecom Italia S.p.A.		321,540	362,288

			$4,685,883

Tobacco - 1.3%
British American Tobacco PLC		37,570	$1,401,399
Japan Tobacco, Inc.		316	1,051,945
Philip Morris International, Inc.		41,516	2,325,726

			$4,779,070

Trucking - 0.6%
TNT N.V.		39,117	$1,051,061
Yamato Holdings Co. Ltd.		104,500	1,264,315

			$2,315,376

Utilities - Electric Power - 0.6%
E.ON AG		28,104	$828,706
PG&E Corp.		27,770	1,261,313

			$2,090,019

Total Common Stocks			$123,884,612

BONDS - 53.9%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)		$670,000	$723,600

Asset-Backed & Securitized - 0.9%
Bayview Commercial Asset Trust, FRN, 1.678%, 2023 (z)	CAD	170,000	$131,019
Commercial Mortgage Asset Trust, FRN, 1.087%, 2032 (i)(z)		$2,430,113	51,252
Commercial Mortgage Pass- Through Certificates, “A3”, 5.293%, 2049		532,759	565,816
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046		532,759	553,879
Commercial Mortgage Pass- Through Certificates, FRN, 0.447%, 2017 (n)		360,000	331,959
First Union National Bank Commercial Mortgage Trust, FRN, 1.105%, 2043 (i)(n)		5,199,500	11,022
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049		532,759	562,437

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050		$310,000	$331,525
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.102%, 2051		620,000	660,138

			$3,199,047

Automotive - 0.3%
American Honda Finance Corp., 2.375%, 2013 (n)		$150,000	$153,331
Ford Motor Credit Co. LLC, 7.8%, 2012		800,000	850,813

			$1,004,144

Cable TV - 0.8%
Comcast Corp., 5.15%, 2020		$1,090,000	$1,191,260
Cox Communications, Inc., 9.375%, 2019 (z)		460,000	622,635
DIRECTV Holdings LLC, 5.2%, 2020		600,000	649,430
Time Warner Cable, Inc., 5%, 2020		520,000	556,884

			$3,020,209

Chemicals - 0.5%
Ashland, Inc., 9.125%, 2017		$560,000	$641,200
Dow Chemical Co., 9.4%, 2039		719,000	1,017,733

			$1,658,933

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 4.7%, 2020		$132,000	$138,200
Whirlpool Corp., 8%, 2012		520,000	566,649

			$704,849

Defense Electronics - 0.2%
L-3 Communications Corp., 6.375%, 2015		$670,000	$690,938

Emerging Market Quasi-Sovereign - 1.4%
BNDES Participacoes S.A., 6.5%, 2019 (n)		$200,000	$230,750
Empresa Nacional del Petroleo, 6.25%, 2019		169,000	186,759
Pemex Project Funding Master Trust, 5.75%, 2018		203,000	222,474
Petrobras International Finance Co., 7.875%, 2019		508,000	633,528
Petroleos Mexicanos, 6%, 2020		300,000	331,500
Petroleos Mexicanos, 5.5%, 2021 (n)		100,000	99,011
Qatari Diar Finance Q.S.C., 5%, 2020 (n)		318,000	333,882
Qtel International Finance Ltd., 7.875%, 2019 (n)		300,000	363,004
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		800,000	956,214
VEB Finance Ltd., 6.902%, 2020 (n)		1,218,000	1,332,127
VTB Capital S.A., 6.465%, 2015 (n)		445,000	460,575

			$5,149,824

Emerging Market Sovereign - 0.9%
Federative Republic of Brazil, 5.625%, 2041		$305,000	$334,738
Republic of Peru, 7.35%, 2025		400,000	519,000
Republic of South Africa, 8%, 2018	ZAR	14,720,000	2,132,106
Republic of South Africa, 5.5%, 2020		$400,000	447,000

			$3,432,844

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.2%, 2040		$235,000	$229,098

Energy - Integrated - 0.2%
Hess Corp., 8.125%, 2019		$480,000	$631,113

Food & Beverages - 0.9%
Anheuser-Busch InBev S.A., 5.375%, 2020		$810,000	$914,321
Diageo Finance B.V., 5.5%, 2013		763,000	842,000
Kraft Foods, Inc., 6.5%, 2040		851,000	996,407
Miller Brewing Co., 5.5%, 2013 (n)		600,000	659,815

			$3,412,543

Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017		$610,000	$700,027

Forest & Paper Products - 0.1%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$300,000	$316,500

Insurance - 0.7%
Prudential Financial, Inc., 5.375%, 2020		$660,000	$713,428
Unum Group, 7.125%, 2016		800,000	923,265
UnumProvident Corp., 6.85%, 2015 (n)		657,000	732,878

			$2,369,571

Insurance - Property & Casualty - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$341,137
Chubb Corp., 6.375% to 2017, FRN to 2067		1,210,000	1,191,850
ZFS Finance USA Trust II, 6.45%to 2016, FRN to 2065 (n)		1,500,000	1,425,000

			$2,957,987

International Market Quasi-Sovereign - 0.6%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	803,000	$804,202
Eksportfinans A.S.A., 1.875%, 2013		$795,000	812,116

3

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Quasi-Sovereign - continued
Irish Life & Permanent PLC, 3.6%, 2013 (n)		$700,000	$661,345

			$2,277,663

International Market Sovereign - 22.3%
Federal Republic of Germany, 3.75%, 2013	EUR	1,283,000	$1,881,068
Federal Republic of Germany, 3.75%, 2015	EUR	492,000	736,879
Federal Republic of Germany, 4.25%, 2018	EUR	2,354,000	3,708,747
Federal Republic of Germany, 6.25%, 2030	EUR	1,697,000	3,472,884
Government of Canada, 4.5%, 2015	CAD	337,000	365,227
Government of Japan, 1.3%, 2014	JPY	688,000,000	8,604,228
Government of Japan, 1.7%, 2017	JPY	898,000,000	11,656,348
Government of Japan, 2.1%, 2024	JPY	468,000,000	6,146,985
Government of Japan, 2.2%, 2027	JPY	116,950,000	1,536,239
Government of Japan, 2.4%, 2037	JPY	96,000,000	1,289,462
Kingdom of Belgium, 5.5%, 2017	EUR	554,000	890,051
Kingdom of Spain, 4.6%, 2019	EUR	1,946,000	2,768,949
Kingdom of the Netherlands, 3.75%, 2014	EUR	3,729,000	5,533,201
Kingdom of the Netherlands, 5.5%, 2028	EUR	390,000	719,490
Republic of Austria, 4.65%, 2018	EUR	3,489,000	5,441,014
Republic of Finland, 3.875%, 2017	EUR	1,623,000	2,459,565
Republic of France, 6%, 2025	EUR	1,213,000	2,247,835
Republic of France, 4.75%, 2035	EUR	1,129,000	1,923,041
Republic of Italy, 4.75%, 2013	EUR	3,116,000	4,494,053
Republic of Italy, 5.25%, 2017	EUR	3,672,000	5,613,816
United Kingdom Treasury, 8%, 2015	GBP	2,259,000	4,639,840
United Kingdom Treasury, 8%, 2021	GBP	425,000	970,490
United Kingdom Treasury, 4.25%, 2027	GBP	1,094,000	1,853,385
United Kingdom Treasury, 4.25%, 2036	GBP	856,000	1,425,102

			$80,377,899

Local Authorities - 0.3%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043		$690,000	$741,343
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040		225,000	235,292
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		230,000	268,826

			$1,245,461

Major Banks - 2.8%
Banco Santander Chile, 3.75%, 2015 (z)		$816,000	$827,183
Bank of America Corp., 7.625%, 2019		1,225,000	1,452,669
BB&T Corp., 3.95%, 2016		820,000	867,452
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,000,000	990,000
Credit Suisse (USA), Inc., 6%, 2018		985,000	1,087,801
HSBC USA, Inc., 4.875%, 2020		870,000	907,410
Merrill Lynch & Co., Inc., 6.15%, 2013		859,000	938,656
Morgan Stanley, 7.3%, 2019		772,000	887,940
PNC Financial Services Group, Inc., 5.125%, 2020		1,170,000	1,266,616
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		1,020,000	1,057,523

			$10,283,250

Metals & Mining - 1.1%
ArcelorMittal, 6.125%, 2018		$270,000	$292,009
ArcelorMittal, 5.25%, 2020		440,000	443,431
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015		177,000	189,390
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		378,000	421,943
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)		947,000	940,343
Southern Copper Corp., 5.375%, 2020		150,000	158,803
Southern Copper Corp., 6.75%, 2040		107,000	116,824
Teck Resources Ltd., 10.25%, 2016		350,000	425,250
Teck Resources Ltd., 10.75%, 2019		360,000	453,348
Vale Overseas Ltd., 4.625%, 2020		210,000	216,896
Vale Overseas Ltd., 6.875%, 2039		385,000	441,195

			$4,099,432

Mortgage-Backed - 7.8%
Fannie Mae, 4.77%, 2012		$182,693	$192,288
Fannie Mae, 5.37%, 2013		140,875	148,933
Fannie Mae, 4.78%, 2015		93,998	104,285
Fannie Mae, 4.856%, 2015		74,759	82,702
Fannie Mae, 5.5%, 2015		41,720	46,833
Fannie Mae, 5.09%, 2016		99,000	111,652
Fannie Mae, 5.424%, 2016		100,758	113,781
Fannie Mae, 4.989%, 2017		40,172	44,353
Fannie Mae, 5.05%, 2017		89,233	100,742
Fannie Mae, 5.298%, 2018		719,418	809,185
Fannie Mae, 4.57%, 2019		245,821	271,368
Fannie Mae, 6.16%, 2019		47,076	54,029
Fannie Mae, 4%, 2025		487,235	509,334
Fannie Mae, 4.5%, 2025 - 2040		932,193	975,170
Fannie Mae, 5%, 2040		3,181,759	3,351,475
Freddie Mac, 4.186%, 2019		650,000	699,684
Freddie Mac, 5.085%, 2019		30,000	33,746
Freddie Mac, 5%, 2022 - 2040		5,914,620	6,248,292
Freddie Mac, 4%, 2025		1,332,292	1,395,219
Freddie Mac, 5.5%, 2037		480,332	513,669
Freddie Mac, 6%, 2039		500,795	537,219
Freddie Mac, TBA, 4.5%, 2040		10,600,000	11,006,609

4

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Mortgage-Backed - continued
Ginnie Mae, 5%, 2040		$752,400	$802,368

			$28,152,936

Municipals - 0.2%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040		$500,000	$627,915

Natural Gas - Pipeline - 0.3%
Williams Partners LP, 5.25%, 2020		$991,000	$1,077,291

Network & Telecom - 0.7%
CenturyLink, Inc., 7.6%, 2039		$800,000	$782,746
Telecom Italia Capital, 7.175%, 2019		860,000	1,009,377
Telefonica Emisiones S.A.U., 2.582%, 2013		660,000	672,213

			$2,464,336

Other Banks & Diversified Financials - 0.4%
Citigroup, Inc., 6.125%, 2018		$1,275,000	$1,391,040

Real Estate - 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020		$830,000	$925,384

Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013		$490,000	$548,008

Supranational - 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)		$200,000	$218,320

Tobacco - 0.4%
Altria Group, Inc., 9.7%, 2018		$785,000	$1,062,578
Lorillard Tobacco Co., 6.875%, 2020		440,000	465,397

			$1,527,975

U.S. Government Agencies and Equivalents - 0.8%
Aid-Egypt, 4.45%, 2015		$649,000	$736,258
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)		131,000	127,400
Small Business Administration, 5.09%, 2025		47,895	52,471
Small Business Administration, 5.21%, 2026		1,516,590	1,655,130
Small Business Administration, 5.36%, 2026		69,506	77,173
Small Business Administration, 5.31%, 2027		376,898	419,192

			$3,067,624

U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds, 8%, 2021		$6,101,000	$9,202,022
U.S. Treasury Bonds, 4.5%, 2039		507,000	580,515
U.S. Treasury Notes, 4.75%, 2012 (f)		2,277,000	2,412,108
U.S. Treasury Notes, 4.125%, 2015 (f)		641,000	726,483
U.S. Treasury Notes, 4.75%, 2017 (f)		8,981,000	10,662,836

			$23,583,964

Utilities - Electric Power - 0.7%
Enel Finance International S.A., 6%, 2039 (n)		$994,000	$1,027,720
Progress Energy, Inc., 7.05%, 2019		850,000	1,053,694
TECO Energy, Inc., 6.572%, 2017		461,000	539,054

			$2,620,468

Total Bonds			$194,690,193

Issuer/Expiration Date/ Strike Price	Par Amount/ Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
SEK Currency - November 2010 @ EUR 0.11	SEK	1,665,000	$6,890

PUT OPTIONS PURCHASED - 0.0%
DAX Index - October 2010 @ $5,400		213	$1,452
JPY Currency - December 2010 @ $0.01	JPY	130,800,000	131

Total Put Options Purchased			1,583

Issuer	Shares/Par		Value ($)
MONEY MARKET FUNDS (v) - 14.6%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value		52,540,284	$52,540,284

COLLATERAL FOR SECURITIES LOANED - 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		20,515	$20,515

Total Investments			$371,144,077

OTHER ASSETS, LESS LIABILITIES - (2.8)%			(10,000,552)

NET ASSETS - 100.0%			$361,143,525

5

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,016,178, representing 3.6% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Banco Santander Chile, 3.75%, 2015	9/16/10 - 9/24/10	$827,110	$827,183
Bayview Commercial Asset Trust, FRN, 1.678%, 2023	5/25/06	153,707	131,019
Commercial Mortgage Asset Trust, FRN, 1.087%, 2032	8/25/03	49,943	51,252
Cox Communications, Inc., 9.375%, 2019	6/09/10 - 8/11/10	610,082	622,635
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10	940,343	940,343

Total Restricted Securities			$2,572,432
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

7

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$123,886,064	$—	$—	$123,886,064
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	26,651,588	—	26,651,588
Non-U.S. Sovereign Debt	—	91,456,550	—	91,456,550
Municipal Bonds	—	627,915	—	627,915
Corporate Bonds	—	30,321,993		30,321,993
Residential Mortgage-Backed Securities	—	28,152,936	—	28,152,936
Commercial Mortgage-Backed Securities	—	3,199,047	—	3,199,047
Foreign Bonds	—	14,280,164	—	14,280,164
Purchased Currency Options	—	7,021	—	7,021
Mutual Funds	52,560,799	—	—	52,560,799

Total Investments	$176,446,863	$194,697,214	$—	$371,144,077

Other Financial Instruments
Futures	$(360,715)	$—	$—	$(360,715)

Forward Currency Contracts	—	(1,701,109)	—	(1,701,109)

For further information regarding security characteristics, see the Portfolio of Investments

Of the Level 1 investments presented above, equity investments amounting to $43,650,689 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$365,425,655

Gross unrealized appreciation	$12,191,271
Gross unrealized depreciation	(6,472,849)

Net unrealized appreciation (depreciation)	$5,718,422

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Dervatives
BUY	AUD	Barclays Bank PLC	398,000	10/12/10	$367,720	$384,361	16,641
BUY	AUD	Goldman Sachs International	401,975	10/12/10 - 11/09/10	361,039	387,333	26,294
BUY	AUD	HSBC Bank	990,000	10/12/10	912,236	956,075	43,839
BUY	AUD	Westpac Banking Corp	1,615,345	10/12/10	1,372,212	1,559,991	187,779
BUY	CAD	Barclays Bank PLC	691,000	10/12/10 - 11/09/10	656,275	671,235	14,960
BUY	CAD	Citibank N.A.	715,810	10/12/10	687,558	695,539	7,981
BUY	CAD	Goldman Sachs International	6,164,000	10/12/10 - 11/09/10	5,948,185	5,985,825	37,640
BUY	CAD	HSBC Bank	767,000	10/12/10	738,352	745,279	6,927
SELL	CAD	Goldman Sachs International	17,982,580	11/09/10	17,571,851	17,462,421	109,430
BUY	CHF	Barclays Bank PLC	400,000	10/12/10	388,712	407,093	18,381
BUY	CHF	Citibank N.A.	494,000	10/12/10	488,268	502,759	14,491
BUY	CHF	Deutsche Bank AG	71,000	10/12/10	68,326	72,259	3,933
BUY	CHF	JPMorgan Chase Bank N.A.	7,146,755	11/09/10	6,810,000	7,275,372	465,372
BUY	CHF	UBS AG	549,000	10/12/10	522,827	558,734	35,907
BUY	CNY	HSBC Bank	1,576,000	10/18/10	232,447	235,539	3,092
BUY	CNY	JPMorgan Chase Bank N.A.	637,000	10/18/10	94,412	95,202	790
BUY	CZK	Barclays Bank PLC	979,000	10/12/10	52,231	54,248	2,017
BUY	CZK	Credit Suisse Group	2,882,000	10/12/10	143,723	159,696	15,973
BUY	DKK	Barclays Bank PLC	5,002,922	10/12/10	855,339	915,116	59,777
BUY	DKK	Credit Suisse Group	285,000	10/12/10	48,544	52,132	3,588
BUY	DKK	Deutsche Bank AG	593,000	10/12/10	102,150	108,470	6,320
BUY	DKK	JPMorgan Chase Bank N.A.	174,000	11/09/10	30,740	31,824	1,084
BUY	EUR	Barclays Bank PLC	3,497,973	10/12/10	4,517,238	4,768,333	251,095
BUY	EUR	Citibank N.A.	1,924,000	10/12/10 - 12/15/10	2,542,434	2,622,571	80,137
BUY	EUR	Deutsche Bank AG	765,000	10/12/10 - 12/15/10	982,852	1,042,611	59,759
BUY	EUR	Goldman Sachs International	3,722,175	10/12/10	4,802,788	5,073,959	271,171
BUY	EUR	HSBC Bank	461,828	10/12/10	588,000	629,551	41,551
BUY	EUR	JPMorgan Chase Bank N.A.	3,152,955	10/12/10	4,078,317	4,298,015	219,698
BUY	EUR	Royal Bank of Scotland Group PLC	1,879,000	10/12/10	2,437,276	2,561,397	124,121
BUY	EUR	UBS AG	7,675,301	10/12/10 - 12/15/10	9,974,446	10,458,503	484,057
BUY	GBP	Barclays Bank PLC	1,732,543	10/12/10 - 10/14/10	2,639,630	2,721,489	81,859
BUY	GBP	Citibank N.A.	208,000	10/12/10	320,281	326,729	6,448
BUY	GBP	Deutsche Bank AG	692,000	10/12/10	1,074,289	1,087,000	12,711
BUY	GBP	Goldman Sachs International	197,000	10/12/10	307,231	309,449	2,218
BUY	GBP	HSBC Bank	104,000	10/12/10	161,852	163,364	1,512
BUY	GBP	Royal Bank of Scotland Group PLC	205,000	10/12/10	315,970	322,016	6,046
BUY	GBP	UBS AG	91,000	10/12/10	141,196	142,944	1,748
SELL	GBP	JPMorgan Chase Bank N.A.	2,925,048	11/09/10	4,658,716	4,593,768	64,948
SELL	GBP	Royal Bank of Scotland Group PLC	715,000	10/12/10	1,130,397	1,123,128	7,269
BUY	IDR	JPMorgan Chase Bank N.A.	4,720,390,000	10/15/10	523,722	527,929	4,207
BUY	JPY	Barclays Bank PLC	313,255,000	10/12/10	3,644,580	3,752,711	108,131
BUY	JPY	Citibank N.A.	106,562,000	10/12/10	1,244,901	1,276,584	31,683
BUY	JPY	Credit Suisse Group	50,709,000	10/12/10	579,292	607,480	28,188
BUY	JPY	Deutsche Bank AG	253,061,000	10/12/10	2,997,207	3,031,602	34,395
BUY	JPY	HSBC Bank	112,867,000	10/12/10	1,311,541	1,352,117	40,576
BUY	JPY	JPMorgan Chase Bank N.A.	966,932,583	10/12/10 - 11/09/10	11,256,789	11,585,962	329,173
BUY	JPY	Royal Bank of Scotland Group PLC	50,590,000	10/12/10	587,486	606,055	18,569
BUY	JPY	UBS AG	1,013,044,024	10/12/10 - 10/15/10	12,011,491	12,136,006	124,515
SELL	JPY	Barclays Bank PLC	24,060,000	10/12/10	288,988	288,232	756
BUY	KRW	Barclays Bank PLC	1,882,996,000	10/05/10 - 10/19/10	1,614,052	1,650,551	36,499

9

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

Forward Foreign Currency Exchange Contracts at 9/30/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	KRW	HSBC Bank	1,439,642,000	10/05/10	$1,222,886	$1,262,517	39,631
BUY	KRW	JPMorgan Chase Bank N.A.	453,477,000	10/05/10	386,965	397,684	10,719
SELL	KRW	JPMorgan Chase Bank N.A.	4,059,265,100	10/05/10 - 12/06/10	3,569,026	3,555,365	13,661
BUY	MXN	Citibank N.A.	1,195,000	11/05/10	94,233	94,598	365
BUY	MXN	Goldman Sachs International	4,632,000	10/12/10 - 11/03/10	360,320	366,974	6,654
BUY	MXN	HSBC Bank	20,801,000	10/12/10 - 11/05/10	1,614,632	1,647,054	32,422
BUY	MXN	JPMorgan Chase Bank N.A.	797,000	11/05/10	62,550	63,092	542
BUY	MYR	JPMorgan Chase Bank N.A.	1,361,000	11/22/10	436,820	439,446	2,626
SELL	MYR	Barclays Bank PLC	1,784,000	11/22/10	577,533	576,027	1,506
BUY	NOK	Citibank N.A.	444,000	10/12/10	72,341	75,464	3,123
BUY	NOK	HSBC Bank	3,859,000	10/12/10	644,606	655,888	11,282
BUY	NOK	JPMorgan Chase Bank N.A.	57,042,652	11/09/10	9,295,000	9,680,914	385,914
BUY	NOK	UBS AG	1,282,000	10/12/10	206,627	217,894	11,267
BUY	NZD	Barclays Bank PLC	290,000	10/18/10	210,937	212,535	1,598
BUY	NZD	Goldman Sachs International	19,538,733	11/09/10	14,192,285	14,294,634	102,349
BUY	PHP	Barclays Bank PLC	2,649,000	10/14/10	59,878	60,300	422
BUY	PLN	Goldman Sachs International	261,000	11/17/10	83,876	89,493	5,617
BUY	PLN	HSBC Bank	1,870,000	11/17/10	593,707	641,195	47,488
BUY	SEK	Barclays Bank PLC	2,787,000	10/12/10	381,524	413,395	31,871
BUY	SEK	Citibank N.A.	1,962,000	10/12/10	281,006	291,023	10,017
BUY	SEK	Deutsche Bank AG	12,853,863	10/12/10	1,706,839	1,906,608	199,769
BUY	SEK	JPMorgan Chase Bank N.A.	61,141,689	11/09/10	8,607,573	9,062,475	454,902
BUY	SEK	UBS AG	1,096,000	10/12/10	148,861	162,569	13,708
BUY	SGD	Barclays Bank PLC	447,000	10/12/10	327,495	339,885	12,390
BUY	SGD	Citibank N.A.	109,000	10/12/10	80,040	82,880	2,840
BUY	SGD	Royal Bank of Scotland Group PLC	149,000	10/12/10	112,691	113,295	604
BUY	THB	HSBC Bank	15,872,000	10/29/10	509,318	522,684	13,366
BUY	THB	JPMorgan Chase Bank N.A.	17,553,000	12/01/10	576,737	577,644	907
BUY	TRY	Barclays Bank PLC	232,000	11/22/10	151,406	158,992	7,586
BUY	TRY	HSBC Bank	1,623,000	11/22/10	1,077,904	1,112,258	34,354
BUY	TRY	JPMorgan Chase Bank N.A.	1,356,000	10/12/10	900,249	935,661	35,412
BUY	TWD	Barclays Bank PLC	38,545,000	11/05/10	1,216,441	1,234,267	17,826
BUY	TWD	HSBC Bank	7,409,000	11/05/10	233,944	237,247	3,303
BUY	TWD	JPMorgan Chase Bank N.A.	14,588,000	11/05/10	460,937	467,129	6,192
BUY	ZAR	Barclays Bank PLC	6,110,000	10/14/10 -11/18/10	827,291	871,110	43,819
BUY	ZAR	Deutsche Bank AG	710,000	11/18/10	100,662	101,141	479
BUY	ZAR	HSBC Bank	794,000	10/14/10	102,832	113,732	10,900

							$5,132,687

Liability Derivatives
SELL	AUD	Goldman Sachs International	7,210,044	11/09/10	$6,519,063	$6,939,458	(420,395)
SELL	AUD	HSBC Bank	798,000	10/12/10	728,295	770,655	(42,360)
BUY	CAD	Barclays Bank PLC	1,449,444	10/12/10 - 11/03/10	1,425,065	1,407,835	(17,230)
BUY	CAD	Goldman Sachs International	2,464,906	10/12/10 - 11/03/10	2,403,850	2,394,119	(9,731)
SELL	CAD	Goldman Sachs International	2,105,722	10/12/10 - 11/09/10	2,036,221	2,045,292	(9,071)
SELL	CAD	HSBC Bank	1,005,000	10/12/10	943,219	976,539	(33,320)
BUY	CHF	Deutsche Bank AG	111,000	10/12/10	112,980	112,969	(11)
SELL	CHF	Citibank N.A.	74,000	10/12/10	69,788	75,312	(5,524)
SELL	CHF	JPMorgan Chase Bank N.A.	21,129,418	11/09/10	20,528,970	21,509,676	(980,706)
BUY	CLP	Deutsche Bank AG	281,002,000	12/06/10	580,043	579,505	(538)

10

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

Forward Foreign Currency Exchange Contracts at 9/30/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CNY	JPMorgan Chase Bank N.A.	1,322,000	4/18/11	$199,909	$198,466	(1,443)
BUY	CZK	Barclays Bank PLC	1,121,000	10/12/10	62,230	62,116	(114)
SELL	DKK	Goldman Sachs International	4,980,001	11/09/10	880,064	910,817	(30,753)
SELL	EUR	Barclays Bank PLC	458,000	10/12/10	578,088	624,332	(46,244)
SELL	EUR	Deutsche Bank AG	719,386	10/12/10	917,822	980,646	(62,824)
SELL	EUR	Goldman Sachs International	44,523,846	11/09/10	58,637,290	60,680,909	(2,043,619)
SELL	EUR	HSBC Bank	833,000	12/15/10	1,088,256	1,134,960	(46,704)
SELL	EUR	JPMorgan Chase Bank N.A.	670,486	10/12/10	845,667	913,986	(68,319)
SELL	EUR	Royal Bank of Scotland Group PLC	641,000	10/12/10	814,477	873,792	(59,315)
SELL	EUR	UBS AG	6,854,512	10/12/10 - 12/15/10	8,936,740	9,340,597	(403,857)
BUY	GBP	Barclays Bank PLC	235,000	10/12/10	373,453	369,140	(4,313)
BUY	GBP	Deutsche Bank AG	756,543	10/12/10	1,205,252	1,188,384	(16,868)
BUY	GBP	UBS AG	182,000	10/12/10	285,887	285,887	0
SELL	GBP	Barclays Bank PLC	1,502,742	10/12/10	2,315,722	2,360,520	(44,798)
SELL	GBP	Deutsche Bank AG	68,000	10/12/10	104,130	106,815	(2,685)
SELL	GBP	JPMorgan Chase Bank N.A.	506,314	11/09/10	785,000	795,163	(10,163)
SELL	GBP	UBS AG	769,457	10/12/10	1,174,539	1,208,671	(34,132)
SELL	IDR	Barclays Bank PLC	1,486,528,000	10/29/10	164,022	165,869	(1,847)
SELL	IDR	JPMorgan Chase Bank N.A.	3,236,056,000	10/29/10	357,338	361,082	(3,744)
BUY	JPY	Barclays Bank PLC	25,594,000	10/12/10	308,060	306,610	(1,450)
BUY	JPY	HSBC Bank	17,898,000	10/12/10	215,529	214,413	(1,116)
SELL	JPY	Barclays Bank PLC	139,099,671	10/12/10	1,606,491	1,666,376	(59,885)
SELL	JPY	Citibank N.A.	35,294,024	10/12/10	418,918	422,813	(3,895)
SELL	JPY	HSBC Bank	185,286,974	10/12/10	2,149,326	2,219,688	(70,362)
SELL	JPY	JPMorgan Chase Bank N.A.	4,030,751,179	10/12/10 - 11/09/10	47,198,756	48,298,732	(1,099,976)
SELL	JPY	UBS AG	366,330,515	10/12/10	4,357,721	4,388,541	(30,820)
BUY	KRW	JPMorgan Chase Bank N.A.	4,230,080,100	10/05/10 - 12/06/10	3,718,948	3,704,520	(14,428)
SELL	KRW	Barclays Bank PLC	4,825,000	10/05/10	4,040	4,231	(191)
SELL	KRW	JPMorgan Chase Bank N.A.	2,096,078,500	10/05/10 - 10/15/10	1,787,501	1,838,147	(50,646)
BUY	MXN	Citibank N.A.	462,000	11/05/10	36,724	36,572	(152)
SELL	MXN	JPMorgan Chase Bank N.A.	19,223,000	11/05/10	1,473,727	1,521,725	(47,998)
BUY	MYR	JPMorgan Chase Bank N.A.	5,738,000	10/27/10 - 11/22/10	1,859,587	1,853,669	(5,918)
BUY	NOK	Deutsche Bank AG	6,682,000	11/30/10	1,138,059	1,132,767	(5,292)
SELL	NOK	Citibank N.A.	4,021,000	10/12/10	652,859	683,422	(30,563)
SELL	NOK	JPMorgan Chase Bank N.A.	37,154,281	11/09/10	6,175,069	6,305,587	(130,518)
SELL	NZD	Goldman Sachs International	2,034,126	11/09/10	1,480,000	1,488,177	(8,177)
BUY	PHP	JPMorgan Chase Bank N.A.	49,936,000	10/27/10 - 11/30/10	1,136,566	1,133,276	(3,290)
SELL	PHP	Barclays Bank PLC	2,687,000	11/22/10	60,792	60,928	(136)
SELL	SEK	JPMorgan Chase Bank N.A.	76,404,152	11/09/10	10,631,000	11,324,691	(693,691)
SELL	TRY	HSBC Bank	1,589,000	10/12/10 - 11/22/10	1,024,147	1,089,569	(65,422)
BUY	TWD	JPMorgan Chase Bank N.A.	4,169,000	11/05/10	134,137	133,497	(640)
SELL	ZAR	HSBC Bank	19,206,299	11/18/10	2,627,369	2,735,971	(108,602)

							$(6,833,796)

11

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	91	$10,114,946	December-2010	$132,080
OMX 30 Index (Long)	SEK	306	4,933,653	October-2010	28,766
					160,846
Interest Rate Futures
German Bund (Short)	EUR	76	13,617,071	December-2010	701
U.S. Treasury Note 10 yr (Long)	USD	185	23,318,672	December-2010	272,931
					273,632

					$434,478

Liability Derivatives
Equity Futures
AEX Index (Long)	EUR	90	$8,201,996	October-2010	$(42,095)
CAC 40 Index (Long)	EUR	73	3,692,091	October-2010	(62,915)
DAX Index (Long)	EUR	56	11,911,263	December-2010	(30,720)
FTSE MIB Index (Long)	EUR	41	5,701,392	December-2010	(73,961)
FTSE 100 Index (Long)	GBP	45	3,908,831	December-2010	(1,787)
IBEX 35 Index (Long)	EUR	16	2,276,846	October-2010	(50,255)
Nikkei 225 Index (Short)	JPY	95	10,651,527	December-2010	(145,352)
S+P TSE 60 Index (Short)	CAD	94	13,024,531	December-2010	(149,752)
S+P 500 E-Mini Index (Short)	USD	13	738,855	December-2010	(13,364)
					(570,201)
Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	132	13,763,348	December-2010	(170,047)
Japan Govt Bond 10 yr (Short)	JPY	2	3,436,033	December-2010	(44,703)
UK Long Gilt Bond (Long)	GBP	7	1,367,060	December-2010	(10,242)
					(224,992)

					$(795,193)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insititutional Money Market Portfolio	4,181,282	165,524,529	(117,165,527)	52,540,284

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insititutional Money Market Portfolio	$—	$—	$43,763	$52,540,284

12

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	46.6%
United Kingdom	9.1%
Japan	8.4%
Australia	(6.6)%
Netherlands	6.1%
Italy	5.1%
France	4.4%
Germany	3.5%
Switzerland	3.3%
Other Countries	20.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

13

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Government Securities Portfolio

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 90.4%
Agency - Other - 4.8%
Financing Corp., 9.4%, 2018	$5,475,000	$8,025,831
Financing Corp., 9.8%, 2018	7,760,000	11,651,392
Financing Corp., 10.35%, 2018	3,415,000	5,291,744
Financing Corp., STRIPS, 0%, 2017	8,940,000	7,505,514

		$32,474,481

Asset-Backed & Securitized - 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,709,000	$1,771,215
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	3,445,785	3,582,385
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	2,026,008	2,093,398
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	1,981,480	2,105,600

		$9,552,598

Local Authorities - 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,045,000	$2,197,168
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	334,637
University of California Rev. (Build America Bonds), 5.77%, 2043	1,220,000	1,285,587

		$3,817,392

Mortgage-Backed - 49.1%
Fannie Mae, 6.022%, 2010	$400,000	$401,636
Fannie Mae, 5.503%, 2011	649,000	677,075
Fannie Mae, 6.088%, 2011	1,020,000	1,052,711
Fannie Mae, 4.73%, 2012	868,194	919,548
Fannie Mae, 4.79%, 2012 - 2015	1,350,902	1,474,353
Fannie Mae, 6.005%, 2012	264,234	275,712
Fannie Mae, 4.517%, 2013	784,368	831,068
Fannie Mae, 4.542%, 2013	1,399,569	1,489,809
Fannie Mae, 4.845%, 2013	1,663,114	1,788,109
Fannie Mae, 5.06%, 2013	845,944	891,286
Fannie Mae, 5.159%, 2013	2,199,467	2,389,644
Fannie Mae, 5.37%, 2013	1,514,879	1,601,526
Fannie Mae, 4.589%, 2014	1,042,059	1,131,735
Fannie Mae, 4.6%, 2014	807,602	875,915
Fannie Mae, 4.609%, 2014	3,154,484	3,423,923
Fannie Mae, 4.77%, 2014	692,109	758,730
Fannie Mae, 4.82%, 2014	710,022	786,430
Fannie Mae, 4.841%, 2014	4,694,491	5,126,955
Fannie Mae, 4.872%, 2014	3,016,317	3,251,635
Fannie Mae, 4.88%, 2014 - 2020	867,060	964,448
Fannie Mae, 5.1%, 2014	873,984	966,617
Fannie Mae, 4.56%, 2015	1,045,559	1,144,978
Fannie Mae, 4.62%, 2015	1,460,538	1,602,041
Fannie Mae, 4.665%, 2015	706,767	777,813
Fannie Mae, 4.69%, 2015	576,615	634,962
Fannie Mae, 4.7%, 2015	1,046,686	1,153,207
Fannie Mae, 4.74%, 2015	663,043	732,153
Fannie Mae, 4.78%, 2015	919,709	1,020,361
Fannie Mae, 4.81%, 2015	923,652	1,031,824
Fannie Mae, 4.815%, 2015	821,212	910,796
Fannie Mae, 4.85%, 2015	578,515	639,946
Fannie Mae, 4.856%, 2015	313,805	347,145
Fannie Mae, 4.87%, 2015	609,108	675,154
Fannie Mae, 4.89%, 2015	688,276	763,146
Fannie Mae, 4.921%, 2015	2,322,205	2,579,267
Fannie Mae, 4.997%, 2015	161,081	180,089
Fannie Mae, 5.466%, 2015	3,069,276	3,452,833
Fannie Mae, 4.5%, 2016 - 2029	17,610,247	18,644,991
Fannie Mae, 5.157%, 2016	1,461,032	1,651,627
Fannie Mae, 5.424%, 2016	1,898,547	2,143,934
Fannie Mae, 5.724%, 2016	1,588,431	1,758,881
Fannie Mae, 6.5%, 2016 - 2037	5,737,235	6,376,909
Fannie Mae, 4.989%, 2017	3,450,817	3,809,941
Fannie Mae, 5.5%, 2017 - 2038	54,144,620	57,894,365
Fannie Mae, 6%, 2017 - 2037	11,953,705	12,868,575
Fannie Mae, 5.16%, 2018	1,424,888	1,607,063
Fannie Mae, 5.68%, 2018	475,238	533,819
Fannie Mae, 4.67%, 2019	525,000	582,959
Fannie Mae, 4.83%, 2019	395,582	443,386
Fannie Mae, 4.874%, 2019	2,390,256	2,685,734
Fannie Mae, 5%, 2019 - 2039	32,936,785	34,809,016
Fannie Mae, 5.05%, 2019	330,954	375,274
Fannie Mae, 5.6%, 2019	613,841	693,541
Fannie Mae, 7.5%, 2022 - 2031	683,012	778,802
Fannie Mae, 4.5%, 2025	1,294,975	1,362,528
Freddie Mac, 4.375%, 2015	884,867	901,249
Freddie Mac, 4.5%, 2015 - 2028	4,067,758	4,224,932
Freddie Mac, 5%, 2016 - 2040	18,588,407	19,616,315
Freddie Mac, 4.186%, 2019	814,000	876,220
Freddie Mac, 5.085%, 2019	2,879,000	3,238,538
Freddie Mac, 4.224%, 2020	1,758,821	1,883,786
Freddie Mac, 4.251%, 2020	1,330,000	1,439,498
Freddie Mac, 6%, 2021 - 2038	23,320,808	25,420,155
Freddie Mac, 5.5%, 2022 - 2036	32,648,694	34,805,192
Freddie Mac, 4%, 2025	5,998,280	6,281,591
Freddie Mac, 5.25%, 2026	380,670	381,902
Freddie Mac, 6.5%, 2032 - 2037	3,788,916	4,182,657
Ginnie Mae, 4%, 2032	209,643	214,977
Ginnie Mae, 5.5%, 2033 - 2038	10,887,202	11,751,005
Ginnie Mae, 4.5%, 2039 - 2040	7,451,780	7,871,708
Ginnie Mae, 5.612%, 2058	4,829,818	5,243,563
Ginnie Mae, 6.357%, 2058	2,855,311	3,142,627

		$329,221,840

Municipals - 3.1%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$2,185,000	$2,743,989
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	6,165,000	7,456,567
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	2,995,000	3,678,639
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	2,125,000	2,657,865

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Municipals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	$2,445,000	$3,145,492
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	1,020,000	1,267,585

		$20,950,137

U.S. Government Agencies and Equivalents - 4.6%
Aid-Egypt, 4.45%, 2015	$2,827,000	$3,207,090
Empresa Energetica Cornito Ltd., 6.07%, 2010	703,000	703,422
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,583,715
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	473,000	460,002
Small Business Administration, 6.35%, 2021	1,157,803	1,264,728
Small Business Administration, 6.34%, 2021	1,158,835	1,267,167
Small Business Administration, 6.44%, 2021	1,408,753	1,544,434
Small Business Administration, 6.625%, 2021	1,548,525	1,704,222
Small Business Administration, 6.07%, 2022	1,265,125	1,415,139
Small Business Administration, 4.98%, 2023	1,164,361	1,250,827
Small Business Administration, 4.77%, 2024	2,030,726	2,191,199
Small Business Administration, 5.52%, 2024	1,603,711	1,748,923
Small Business Administration, 5.11%, 2025	1,530,759	1,663,319
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,268,152
U.S. Department of Housing & Urban Development, 6.59%, 2016	307,000	308,524

		$30,580,863

U.S. Treasury Obligations - 26.8%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$168,916
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,893,828
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,644,492
U.S. Treasury Bonds, 6.75%, 2026	1,829,000	2,660,337
U.S. Treasury Bonds, 5.25%, 2029	16,681,000	21,080,614
U.S. Treasury Bonds, 5%, 2037	488,000	605,959
U.S. Treasury Bonds, 4.375%, 2038	348,000	392,153
U.S. Treasury Bonds, 4.5%, 2039	8,273,800	9,473,501
U.S. Treasury Notes, 0.75%, 2011	28,000,000	28,141,092
U.S. Treasury Notes, 3.125%, 2013 (f)	28,438,000	30,526,430
U.S. Treasury Notes, 1.875%, 2014	15,090,000	15,647,621
U.S. Treasury Notes, 4%, 2015	6,108,000	6,868,159
U.S. Treasury Notes, 3.75%, 2018	43,295,000	48,368,654
U.S. Treasury Notes, 3.125%, 2019	4,709,000	5,003,680
U.S. Treasury Notes, 6.375%, 2027	2,221,000	3,137,855

		$179,613,291

Total Bonds		$606,210,602

MONEY MARKET FUNDS (v) - 6.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	41,216,303	$41,216,303

Total Investments		$647,426,905

OTHER ASSETS, LESS LIABILITIES - 3.5%		23,149,097

NET ASSETS - 100.0%		$670,576,002

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,043,717, representing 0.9% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$242,668,635	$—	$242,668,635
Municipal Bonds	—	20,950,137	—	20,950,137
Corporate Bonds	—	3,817,392	—	3,817,392
Residential Mortgage-Backed Securities	—	329,221,840	—	329,221,840
Commercial Mortgage-Backed Securities	—	9,552,598	—	9,552,598
Mutual Funds	41,216,303	—	—	41,216,303

Total Investments	$41,216,303	$606,210,602	$—	$647,426,905

Other Financial Instruments
Futures	$16,264	$—	$—	$16,264

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$610,373,234

Gross unrealized appreciation	$37,338,205
Gross unrealized depreciation	(284,534)

Net unrealized appreciation (depreciation)	$37,053,671

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 09/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	18	$2,406,938	December - 2010	$16,264

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,015,709	159,943,507	(173,742,913)	41,216,303

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$69,563	$41,216,303

4

MFS® High Yield Portfolio

MFS
INVESTMENT MANAGEMENT

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 92.9%
Aerospace - 1.5%
Alliant Techsystems, Inc., 6.875%, 2020	$115,000	$116,837
BE Aerospace, Inc., 8.5%, 2018	620,000	675,800
Bombardier, Inc., 7.5%, 2018 (n)	935,000	1,005,125
Bombardier, Inc., 7.45%, 2034 (n)	160,000	152,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,016,000	783,590
Oshkosh Corp., 8.25%, 2017	95,000	102,125
Oshkosh Corp., 8.5%, 2020	340,000	368,050

		$3,203,527

Airlines - 0.2%
American Airlines Pass-Through Trust, 7.377%, 2019	$472,555	$432,387
Continental Airlines, Inc., 6.748%, 2018	113,178	109,783

		$542,170

Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 8%, 2016	$605,000	$639,031
Phillips-Van Heusen Corp., 7.375%, 2020	655,000	690,206

		$1,329,237

Asset-Backed & Securitized - 1.3%
Airlie LCDO Ltd., CDO, FRN, 2.19%, 2011 (a)(p)(z)	$713,320	$285,328
Anthracite Ltd., CDO, 6%, 2037 (z)	1,300,000	65,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.817%, 2038 (z)	586,406	29,320
Babson Ltd., CLO, “D”, FRN, 2.025%, 2018 (n)	670,000	413,725
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	952,699	208,987
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	1,058,541	21,171
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.797%, 2050 (z)	506,024	10,120
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	855,000	836,678
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051	690,000	208,493
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	690,000	221,671
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	404,000	329,055
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	557,306	103,693
Wachovia Credit, CDO, FRN, 1.639%, 2026 (z)	376,000	15,040

		$2,748,281

Automotive - 2.5%
Accuride Corp., 9.5%, 2018 (n)	$490,000	$514,500
Allison Transmission, Inc., 11%, 2015 (n)	910,000	987,350
Ford Motor Credit Co. LLC, 12%, 2015	2,826,000	3,559,254
General Motors Corp., 7.125%, 2013 (d)	915,000	295,088
Goodyear Tire & Rubber Co., 10.5%, 2016	195,000	220,838

		$5,577,030

Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)	$645,000	$693,375

Broadcasting - 4.9%
Allbritton Communications Co., 8%, 2018	$370,000	$370,925
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	646,611	330,688
Entravision Communications Corp., 8.75%, 2017 (n)	185,000	188,700
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	898,700
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2,190,000	2,335,088
Lamar Media Corp., 6.625%, 2015	420,000	429,975
Lamar Media Corp., “C”, 6.625%, 2015	355,000	359,438
LBI Media, Inc., 8.5%, 2017 (z)	640,000	544,000
Local TV Finance LLC, 10%, 2015 (p)(z)	745,868	635,438
Newport Television LLC, 13%, 2017 (n)(p)	256,939	221,574
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,295,759	1,245,728
Nexstar Broadcasting Group, Inc., 7%, 2014	426,000	420,675
Salem Communications Corp., 9.625%, 2016	226,000	240,125
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	400,000	429,000
Sinclair Broadcast Group, Inc., 8.375%, 2018 (z)	115,000	115,863
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	665,000	706,563
Univision Communications, Inc., 12%, 2014 (n)	405,000	442,969
Univision Communications, Inc., 9.75%, 2015 (n)(p)	963,696	917,117
Young Broadcasting, Inc., 8.75%, 2014 (d)	525,000	0

		$10,832,566

Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$265,000	$259,038
E*TRADE Financial Corp., 12.5%, 2017	345,000	393,300
Janus Capital Group, Inc., 6.95%, 2017	825,000	861,809
Nuveen Investments, Inc., 10.5%, 2015	240,000	238,500

		$1,752,647

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Building - 1.9%
Associated Materials, Inc., 11.25%, 2014		$645,000	$674,025
Building Materials Holding Corp., 6.875%, 2018 (n)		295,000	289,838
Building Materials Holding Corp., 7%, 2020 (n)		290,000	297,250
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	435,000	557,735
Masco Corp., 7.125%, 2020		$315,000	322,692
Nortek, Inc., 11%, 2013		845,933	898,804
Owens Corning, 9%, 2019		555,000	656,510
Ply Gem Industries, Inc., 11.75%, 2013		450,000	481,500

			$4,178,354

Business Services - 1.9%
First Data Corp., 9.875%, 2015		$645,000	$527,288
Interactive Data Corp., 10.25%, 2018 (n)		435,000	465,450
Iron Mountain, Inc., 6.625%, 2016		870,000	874,350
Iron Mountain, Inc., 8.375%, 2021		415,000	448,719
SunGard Data Systems, Inc., 9.125%, 2013		705,000	719,981
SunGard Data Systems, Inc., 10.25%, 2015		832,000	875,680
Terremark Worldwide, Inc., 12%, 2017		160,000	182,800

			$4,094,268

Cable TV - 3.6%
Cablevision Systems Corp., 8.625%, 2017		$465,000	$511,500
CCH II LLC, 13.5%, 2016		195,000	231,563
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		185,000	191,938
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		125,000	132,500
Charter Communications Operating LLC, 10.875%, 2014 (n)		1,250,000	1,415,625
CSC Holdings LLC, 8.5%, 2014		1,095,000	1,205,869
CSC Holdings LLC, 8.5%, 2015		315,000	344,138
EchoStar Corp., 7.125%, 2016		510,000	536,138
Insight Communications Co., Inc., 9.375%, 2018 (n)		420,000	446,250
Mediacom LLC, 9.125%, 2019		655,000	677,925
Videotron LTEE, 6.875%, 2014		510,000	517,650
Virgin Media Finance PLC, 9.125%, 2016		1,275,000	1,364,250
Virgin Media Finance PLC, 9.5%, 2016		225,000	254,250

			$7,829,596

Chemicals - 3.2%
Ashland, Inc., 9.125%, 2017		$1,255,000	$1,436,975
Celanese U.S. Holdings LLC, 6.625%, 2018 (z)		415,000	424,338
Hexion Specialty Chemicals, Inc., 8.875%, 2018		1,130,000	1,107,400
Huntsman International LLC, 8.625%, 2021 (z)		600,000	621,000
Lumena Resources Corp., 12%, 2014 (n)		331,000	312,795
Lyondell Chemical Co., 11%, 2018		498,711	551,699
Momentive Performance Materials, Inc., 12.5%, 2014		946,000	1,068,980
Momentive Performance Materials, Inc., 11.5%, 2016		266,000	266,000
Rhodia S.A., 6.875%, 2020 (z)		220,000	224,400
Solutia, Inc., 7.875%, 2020		860,000	919,125

			$6,932,712

Conglomerates - 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$640,000	$666,400
Pinafore LLC, 9%, 2018 (z)		225,000	236,250

			$902,650

Consumer Products - 1.3%
ACCO Brands Corp., 10.625%, 2015		$100,000	$111,750
ACCO Brands Corp., 7.625%, 2015		360,000	345,600
Central Garden & Pet Co., 8.25%, 2018		460,000	469,775
Jarden Corp., 7.5%, 2017		665,000	688,275
Libbey Glass, Inc., 10%, 2015 (n)		545,000	585,875
NBTY, Inc., 9%, 2018 (z)		80,000	84,000
Visant Corp., 10%, 2017 (z)		570,000	595,650

			$2,880,925

Consumer Services - 2.0%
KAR Holdings, Inc., 10%, 2015		$490,000	$514,500
KAR Holdings, Inc., FRN, 4.465%, 2014		525,000	485,625
Service Corp. International, 7.375%, 2014		700,000	766,500
Service Corp. International, 7%, 2017		1,510,000	1,596,825
Ticketmaster Entertainment, Inc., 10.75%, 2016		910,000	996,450

			$4,359,900

Containers - 1.4%
Graham Packaging Holdings Co., 9.875%, 2014		$1,365,000	$1,416,188
Graham Packaging Holdings Co., 8.25%, 2018 (z)		115,000	116,869
Greif, Inc., 6.75%, 2017		855,000	881,719
Owens-Illinois, Inc., 7.375%, 2016		400,000	430,500
Reynolds Group, 7.75%, 2016 (n)		325,000	330,688

			$3,175,964

Defense Electronics - 0.4%
ManTech International Corp., 7.25%, 2018		$450,000	$466,875
MOOG, Inc., 7.25%, 2018		315,000	319,725

			$786,600

Electronics - 0.9%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)		$325,000	$346,125
Freescale Semiconductor, Inc., 9.25%, 2018 (n)		440,000	457,600

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Electronics - continued
Jabil Circuit, Inc., 7.75%, 2016		$700,000	$767,375
NXP B.V., 7.875%, 2014		325,000	336,375
NXP B.V., 9.75%, 2018 (n)		105,000	111,825

			$2,019,300

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.677%, 2012		$240,750	$218,320

Energy - Independent - 6.2%
Anadarko Petroleum Corp., 5.95%, 2016		$440,000	$480,449
Anadarko Petroleum Corp., 6.375%, 2017		65,000	71,627
Anadarko Petroleum Corp., 8.7%, 2019		310,000	376,980
Harvest Operations Corp., 6.875%, 2017 (z)		195,000	199,388
Hilcorp Energy I LP, 9%, 2016 (n)		1,020,000	1,058,250
Linn Energy LLC, 7.75%, 2021 (z)		472,000	476,130
Newfield Exploration Co., 6.625%, 2014		725,000	741,313
Newfield Exploration Co., 6.625%, 2016		315,000	327,600
OPTI Canada, Inc., 9.75%, 2013 (n)		490,000	497,350
OPTI Canada, Inc., 8.25%, 2014		885,000	672,600
Penn Virginia Corp., 10.375%, 2016		980,000	1,073,100
Petrohawk Energy Corp., 10.5%, 2014		405,000	458,663
Pioneer Natural Resources Co., 6.875%, 2018		740,000	792,032
Pioneer Natural Resources Co., 7.5%, 2020		760,000	836,302
Plains Exploration & Production Co., 7%, 2017		1,555,000	1,593,875
QEP Resources, Inc., 6.875%, 2021		425,000	460,063
Quicksilver Resources, Inc., 8.25%, 2015		625,000	659,375
Quicksilver Resources, Inc., 9.125%, 2019		375,000	411,094
Range Resources Corp., 8%, 2019		315,000	344,138
Range Resources Corp., 6.75%, 2020		755,000	785,200
SandRidge Energy, Inc., 8%, 2018 (n)		755,000	736,125
Southwestern Energy Co., 7.5%, 2018		370,000	418,100

			$13,469,754

Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016		$450,000	$480,375
AMC Entertainment, Inc., 8.75%, 2019		740,000	779,775
Cinemark USA, Inc., 8.625%, 2019		535,000	569,775

			$1,829,925

Financial Institutions - 4.5%
CIT Group, Inc., 7%, 2014		$820,000	$817,950
CIT Group, Inc., 7%, 2017		2,020,000	1,977,075
CIT Group, Inc., 10.25%, 2017		1,060,000	1,097,100
GMAC, Inc., 6.75%, 2014		1,650,000	1,719,094
GMAC, Inc., 8%, 2031		1,374,000	1,473,615
International Lease Finance Corp., 5.625%, 2013		620,000	608,375
International Lease Finance Corp., 8.75%, 2017 (n)		1,040,000	1,115,400
International Lease Finance Corp., 7.125%, 2018 (n)		422,000	454,705
Nationstar Mortgage LLC, 10.875%, 2015 (z)		290,000	242,875
SLM Corp., 8%, 2020		240,000	238,159

			$9,744,348

Food & Beverages - 2.3%
ARAMARK Corp., 8.5%, 2015		$535,000	$556,400
B&G Foods, Inc., 7.625%, 2018		460,000	478,975
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		715,000	768,625
Constellation Brands, Inc., 7.25%, 2016		335,000	356,356
Del Monte Foods Co., 6.75%, 2015		850,000	878,688
Pinnacle Foods Finance LLC, 9.25%, 2015		865,000	899,600
Smithfield Foods, Inc., 7.75%, 2017		340,000	344,675
TreeHouse Foods, Inc., 7.75%, 2018		690,000	741,750

			$5,025,069

Forest & Paper Products - 2.4%
Boise, Inc., 8%, 2020		$465,000	$481,275
Cascades, Inc., 7.75%, 2017		455,000	474,338
Georgia-Pacific Corp., 7.125%, 2017 (n)		635,000	672,306
Georgia-Pacific Corp., 8%, 2024		645,000	724,013
Georgia- Pacific Corp., 7.25%, 2028		210,000	215,775
Graphic Packaging Holding Co., 7.875%, 2018		115,000	118,163
JSG Funding PLC, 7.75%, 2015		190,000	191,900
Millar Western Forest Products Ltd., 7.75%, 2013		1,465,000	1,307,513
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		315,000	317,482
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	465,000	662,437

			$5,165,202

Gaming & Lodging - 4.4%
Ameristar Casinos, Inc., 9.25%, 2014		$295,000	$314,913
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		1,270,000	191
Gaylord Entertainment Co., 6.75%, 2014		575,000	563,500
GWR Operating Partnership LLP, 10.875%, 2017 (n)		470,000	478,225

3

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Harrah’s Operating Co., Inc., 11.25%, 2017	$925,000	$1,012,875
Harrah’s Operating Co., Inc., 10%, 2018	353,000	282,400
Harrah’s Operating Co., Inc., 10%, 2018	377,000	301,129
Host Hotels & Resorts, Inc., 6.75%, 2016	1,155,000	1,196,869
Host Hotels & Resorts, Inc., 9%, 2017	720,000	803,700
MGM Mirage, 10.375%, 2014	150,000	166,875
MGM Mirage, 11.125%, 2017	370,000	421,338
MGM Mirage, 9%, 2020 (n)	625,000	657,813
MGM Resorts International, 11.375%, 2018	525,000	500,063
Penn National Gaming, Inc., 8.75%, 2019	745,000	791,563
Pinnacle Entertainment, Inc., 7.5%, 2015	315,000	304,763
Royal Caribbean Cruises Ltd., 11.875%, 2015	270,000	327,375
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	385,000	413,875
Station Casinos, Inc., 6%, 2012 (d)	1,283,000	218
Station Casinos, Inc., 6.5%, 2014 (d)	2,020,000	202
Station Casinos, Inc., 6.875%, 2016 (d)	2,495,000	3,992
Station Casinos, Inc., 7.75%, 2049 (d)	452,000	45
Wyndham Worldwide Corp., 6%, 2016	445,000	464,235
Wyndham Worldwide Corp., 7.375%, 2020	300,000	320,624
Wynn Las Vegas LLC, 7.75%, 2020 (n)	300,000	316,500

		$9,643,283

General Merchandise - 0.1%
Sears Holding Corp., 6.625%, 2018 (z)	$110,000	$110,000

Industrial - 1.5%
Altra Holdings, Inc., 8.125%, 2016	$480,000	$499,200
Baldor Electric Co., 8.625%, 2017	1,095,000	1,171,650
Diversey, Inc., 8.25%, 2019	475,000	508,250
Great Lakes Dredge & Dock Corp., 7.75%, 2013	575,000	577,875
Mueller Water Products, Inc., 7.375%, 2017	260,000	229,450
Mueller Water Products, Inc., 8.75%, 2020 (n)	328,000	344,400

		$3,330,825

Insurance - 1.6%
American International Group, Inc., 8.175% to 2038, FRN to 2068	$1,605,000	$1,605,000
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,000,000	897,500
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	800,000	944,000

		$3,446,500

Insurance - Property & Casualty - 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$995,000	$1,174,100
USI Holdings Corp., 9.75%, 2015 (z)	990,000	960,300
XL Group PLC, 6.5% to 2017, FRN to 2049	565,000	466,125
ZFS Finance USA Trust II, 6.45%to 2016, FRN to 2065 (n)	645,000	612,750

		$3,213,275

Machinery & Tools - 0.8%
Case Corp., 7.25%, 2016	$330,000	$351,450
Case New Holland, Inc., 7.875%, 2017 (n)	925,000	1,004,781
Rental Service Corp., 9.5%, 2014	410,000	424,863

		$1,781,094

Major Banks - 1.9%
Bank of America Corp., 8% to 2018, FRN to 2049	$1,380,000	$1,423,525
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	1,265,000	1,355,612
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,155,000	1,105,913
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	320,000	259,200

		$4,144,250

Medical & Health Technology & Services - 7.0%
Biomet, Inc., 10%, 2017	$530,000	$584,988
Biomet, Inc., 11.625%, 2017	575,000	640,406
Community Health Systems, Inc., 8.875%, 2015	1,470,000	1,561,875
Cooper Cos., Inc., 7.125%, 2015	370,000	373,700
DaVita, Inc., 7.25%, 2015	536,000	556,435
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	595,000	678,300
HCA, Inc., 9.25%, 2016	2,680,000	2,901,100
HCA, Inc., 8.5%, 2019	625,000	696,875
HealthSouth Corp., 8.125%, 2020	1,055,000	1,097,200
Psychiatric Solutions, Inc., 7.75%, 2015	275,000	286,000
Psychiatric Solutions, Inc., 7.75%, 2015	405,000	421,200
Tenet Healthcare Corp., 9.25%, 2015	1,065,000	1,143,544
Tenet Healthcare Corp., 8%, 2020 (n)	240,000	239,400
U.S. Oncology, Inc., 10.75%, 2014	595,000	618,800
United Surgical Partners International, Inc., 8.875%, 2017	215,000	219,838
United Surgical Partners International, Inc., 9.25%, 2017 (p)	335,000	345,050

4

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Universal Hospital Services, Inc., 8.5%, 2015 (p)	$1,195,000	$1,202,469
Universal Hospital Services, Inc., FRN, 4.133%, 2015	290,000	249,400
Vanguard Health Systems, Inc., 8%, 2018	715,000	725,725
VWR Funding, Inc., 10.25%, 2015 (p)	799,531	829,513

		$15,371,818

Metals & Mining - 2.3%
Arch Coal, Inc., 7.25%, 2020	$295,000	$311,594
Arch Western Finance LLC, 6.75%, 2013	313,000	316,521
Cloud Peak Energy, Inc., 8.25%, 2017	675,000	712,969
Cloud Peak Energy, Inc., 8.5%, 2019	700,000	750,750
CONSOL Energy, Inc., 8%, 2017 (n)	470,000	508,775
CONSOL Energy, Inc., 8.25%, 2020 (n)	315,000	344,138
FMG Finance Ltd., 10.625%, 2016 (n)	735,000	904,969
Peabody Energy Corp., 5.875%, 2016	570,000	578,550
Teck Resources Ltd., 10.25%, 2016	118,000	143,370
U.S. Steel Corp., 7.375%, 2020	480,000	500,400

		$5,072,036

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016	$865,000	$901,763
Ferrellgas Partners LP, 8.625%, 2020	660,000	707,850
Inergy LP, 6.875%, 2014	680,000	693,600

		$2,303,213

Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$185,000	$186,850
Atlas Pipeline Partners LP, 8.75%, 2018	905,000	925,363
Crosstex Energy, Inc., 8.875%, 2018	710,000	743,725
El Paso Corp., 8.25%, 2016	585,000	650,813
El Paso Corp., 7%, 2017	1,020,000	1,083,103
El Paso Corp., 7.75%, 2032	350,000	363,426
Energy Transfer Equity LP, 7.5%, 2020	285,000	299,963
Enterprise Products Partners LP, FRN, 8.375%, 2066	392,000	409,150
Enterprise Products Partners LP, FRN, 7.034%, 2068	243,000	241,785
MarkWest Energy Partners LP, 6.875%, 2014	730,000	738,213
MarkWest Energy Partners LP, 8.75%, 2018	180,000	194,400

		$5,836,791

Network & Telecom - 2.8%
Cincinnati Bell, Inc., 8.25%, 2017	$195,000	$196,950
Cincinnati Bell, Inc., 8.75%, 2018	770,000	750,750
Citizens Communications Co., 9%, 2031	280,000	298,550
Frontier Communications Corp., 8.25%, 2017	175,000	191,406
Frontier Communications Corp., 8.5%, 2020	275,000	303,531
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,120,000	1,190,000
Qwest Communications International, Inc., 8%, 2015	335,000	362,638
Qwest Communications International, Inc., 7.125%, 2018 (n)	670,000	703,500
Qwest Corp., 8.375%, 2016	368,000	435,160
Windstream Corp., 8.625%, 2016	1,205,000	1,274,288
Windstream Corp., 8.125%, 2018 (n)	130,000	134,550
Windstream Corp., 7.75%, 2020 (z)	335,000	337,513

		$6,178,836

Oil Services - 1.1%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$500,000	$502,500
Basic Energy Services, Inc., 7.125%, 2016	275,000	248,875
Edgen Murray II, LP, 12.25%, 2015	265,000	191,463
Expro Finance Luxembourg, 8.5%, 2016 (n)	685,000	652,463
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	355,000	312,400
Pioneer Drilling Co., 9.875%, 2018 (n)	525,000	536,813

		$2,444,514

Oils - 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$335,000	$304,850

Other Banks & Diversified Financials - 1.9%
Capital One Financial Corp., 10.25%, 2039	$825,000	$893,063
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	1,120,000	1,176,000
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	445,000	512,231
LBG Capital No.1 PLC, 7.875%, 2020 (n)	605,000	595,925
Santander UK PLC, 8.963% to 2030, FRN to 2049	870,000	946,969

		$4,124,188

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (z)	$200,000	$204,000
Valeant Pharmaceuticals International, Inc., 7%, 2020 (z)	55,000	56,238

		$260,238

5

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$81,833	$80,360
American Media Operations, Inc., 14%, 2013 (p)(z)	896,904	550,276
Nielsen Finance LLC, 10%, 2014	995,000	1,045,994
Nielsen Finance LLC, 11.5%, 2016	340,000	385,900
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	216,000	216,270
Nielsen Finance LLC, 7.75%, 2018 (z)	280,000	277,948

		$2,556,748

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$860,000	$925,575

Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$285,000	$329,888
Developers Diversified Realty Corp., REIT, 7.875%, 2020	290,000	300,486
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	915,000	981,338
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	530,000	535,963

		$2,147,675

Retailers - 2.7%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$355,250
Express LLC/Express Finance Corp., 8.75%, 2018	405,000	427,275
Limited Brands, Inc., 6.9%, 2017	465,000	492,900
Limited Brands, Inc., 6.95%, 2033	280,000	256,200
Macy’s, Inc., 5.75%, 2014	445,000	471,700
Macy’s, Inc., 5.9%, 2016	840,000	894,600
Neiman Marcus Group, Inc., 10.375%, 2015	490,000	514,500
QVC, Inc., 7.375%, 2020 (n)	310,000	320,850
Sally Beauty Holdings, Inc., 10.5%, 2016	725,000	793,875
Toys “R” Us, Inc., 10.75%, 2017	865,000	977,450
Toys “R” Us, Inc., 8.5%, 2017 (n)	440,000	465,300

		$5,969,900

Specialty Stores - 0.7%
Michaels Stores, Inc., 11.375%, 2016	$450,000	$488,813
Payless ShoeSource, Inc., 8.25%, 2013	937,000	951,055

		$1,439,868

Telecommunications - Wireless - 5.1%
Clearwire Corp., 12%, 2015 (n)	$1,020,000	$1,099,050
Cricket Communications, Inc., 7.75%, 2016	580,000	615,525
Crown Castle International Corp., 9%, 2015	750,000	826,875
Crown Castle International Corp., 7.75%, 2017 (n)	385,000	425,425
Crown Castle International Corp., 7.125%, 2019	525,000	559,125
Digicel Group Ltd., 12%, 2014 (n)	140,000	163,100
Digicel Group Ltd., 8.25%, 2017 (n)	760,000	798,000
Digicel Group Ltd., 10.5%, 2018 (n)	150,000	164,625
MetroPCS Wireless, Inc., 9.25%, 2014	320,000	335,200
MetroPCS Wireless, Inc., 7.875%, 2018	290,000	298,700
Nextel Communications, Inc., 6.875%, 2013	490,000	493,063
NII Holdings, Inc., 10%, 2016	675,000	767,813
NII Holdings, Inc., 8.875%, 2019	350,000	388,938
SBA Communications Corp., 8%, 2016	255,000	274,125
SBA Communications Corp., 8.25%, 2019	430,000	473,000
Sprint Capital Corp., 6.875%, 2028	330,000	301,950
Sprint Nextel Corp., 8.375%, 2017	920,000	998,200
Sprint Nextel Corp., 8.75%, 2032	700,000	735,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,365,000	1,445,194

		$11,162,908

Telephone Services - 0.4%
Frontier Communications Corp., 8.125%, 2018	$765,000	$835,763

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016	$405,000	$438,413

Transportation - Services - 1.4%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$160,000	$163,600
Commercial Barge Line Co., 12.5%, 2017	1,065,000	1,171,500
Hertz Corp., 8.875%, 2014	1,170,000	1,200,713
Hertz Corp., 7.5%, 2018 (z)	430,000	430,000

		$2,965,813

Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$1,470,000	$1,587,600
Calpine Corp., 8%, 2016 (n)	770,000	823,900
Calpine Corp., 7.875%, 2020 (n)	265,000	272,288
Dynegy Holdings, Inc., 7.75%, 2019	1,255,000	859,675
Edison Mission Energy, 7%, 2017	1,215,000	877,838
Energy Future Holdings Corp., 10%, 2020 (n)	805,000	799,172
Energy Future Holdings Corp., 10%, 2020	530,000	525,980
Mirant North America LLC, 7.375%, 2013	505,000	520,150
NRG Energy, Inc., 7.375%, 2016	1,095,000	1,126,481
Texas Competitive Electric Holdings LLC, 10.25%, 2015	790,000	517,450

		$7,910,534

Total Bonds		$203,210,628

6

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - 2.3%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014			$467,300	$462,919

Automotive - 0.9%
Ford Motor Co., Term Loan B-1, 3.03%, 2013			$1,899,080	$1,860,802

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 3.76%, 2014			$320,095	$306,491
Local TV Finance LLC, Term Loan B, 2.29%, 2013			68,477	62,542
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			358,980	357,185

				$726,218

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.3%, 2013			$42,260	$37,488
Realogy Corp., Term Loan, 3.26%, 2013			310,033	275,025

				$312,513

Financial Institutions - 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015			$123,382	$123,845

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$1,601,789	$28,031
MGM Mirage, Term Loan, 7%, 2014			459,678	391,933

				$419,964

Utilities - Electric Power - 0.5%
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 2, 3.92%, 2014 (o)			$1,398,432	$1,084,562

Total Floating Rate Loans				$4,990,823

COMMON STOCKS - 0.7%
Automotive - 0.1%
Accuride Corp. (a)			151,454	$166,599
Oxford Automotive, Inc. (a)			21	0

				$166,599

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)			161	$313,950

Chemicals - 0.2%
LyondellBasell Industries N.V., “A” (a)			5,444	$130,112
LyondellBasell Industries N.V., “B” (a)			15,203	362,592

				$492,704

Construction - 0.1%
Nortek, Inc. (a)			5,260	$205,403

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.			9,100	$158,795

Printing & Publishing - 0.1%
American Media, Inc. (a)			14,342	$87,775
Golden Books Family Entertainment, Inc. (a)			17,708	0
Quad/Graphics, Inc. (a)			1,190	55,597
Supermedia, Inc. (a)			1,043	11,025

				$154,397

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			663	$25,857

Total Common Stocks				$1,517,705

PREFERRED STOCKS - 0.1%
Other Banks & Diversified Financials - 0.1%
Citigroup Capital XIII, 7.875%			5,075	$126,875

	Strike Price	First Exercise
WARRANTS - 0.4%
Broadcasting - 0.4%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	437	$852,150

			Shares/Par
CONVERTIBLE BONDS - 0.1%
Automotive - 0.1%
Accuride Corp., 7.5%, 2020			$138,476	$336,022

Issuer/Expiration Date/Strike Price			Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
Market Index Securities - 0.0%
S&P 500 Index - December 2010 @ $1,200			38	$66,120

Issuer			Shares/Par
MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			3,040,103	$3,040,103

Total Investments				$214,140,426

OTHER ASSETS, LESS LIABILITIES - 2.1%				4,583,192

NET ASSETS - 100.0%				$218,723,618

7

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS High Yield Portfolio

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,112,659, representing 19.25% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 2.19%, 2011	10/13/06	$701,221	$285,328
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	61,019	80,360
American Media Operations, Inc., 14%, 2013	1/29/09 - 5/01/10	594,196	550,276
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	155,786	163,600
Anthracite Ltd., CDO, 6%, 2037	5/14/02	906,543	65,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.817%, 2038	12/20/05	586,406	29,320
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/15/10	648,782	330,688
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	964,291	21,171
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.797%, 2050	4/12/06	506,024	10,120
Celanese U.S. Holdings LLC, 6.625%, 2018	9/15/10 - 9/24/10	418,298	424,338
Graham Packaging Holdings Co., 8.25%, 2018	9/16/10	115,000	116,869
Harvest Operations Corp., 6.875%, 2017	9/24/10	193,672	199,388
Hertz Corp., 7.5%, 2018	9/16/10 - 9/17/10	431,231	430,000
Huntsman International LLC, 8.625%, 2021	9/29/10	623,400	621,000
LBI Media, Inc., 8.5%, 2017	7/18/07	631,883	544,000
Linn Energy LLC, 7.75%, 2021	9/08/10	463,832	476,130
Local TV Finance LLC, 10%, 2015	11/28/07 - 5/31/10	733,001	635,438
NBTY, Inc., 9%, 2018	9/22/10	80,000	84,000
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	282,534	242,875
Nielsen Finance LLC, 7.75%, 2018	9/30/10	277,948	277,948
Pinafore LLC, 9%, 2018	9/21/10	225,000	236,250
Rhodia S.A., 6.875%, 2020	9/22/10	220,000	224,400
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	317,021	317,482
Sears Holding Corp., 6.625%, 2018	9/30/10	110,000	110,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	9/21/10	113,352	115,863
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	997,591	960,300
Valeant Pharmaceuticals International, Inc., 6.75%, 2017	9/21/10 - 9/23/10	200,631	204,000
Valeant Pharmaceuticals International, Inc., 7%, 2020	9/21/10	54,656	56,238
Visant Corp., 10%, 2017	9/17/10	570,000	595,650
Wachovia Credit, CDO, FRN, 1.639%, 2026	6/08/06	376,000	15,040
Windstream Corp., 7.75%, 2020	9/22/10	335,000	337,513

Total Restricted Securities			$8,760,585
% of Net Assets			4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

9

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$950,840	$1,524,235	$87,775	$2,562,850
Non-U.S. Sovereign Debt	—	218,320	—	218,320
Corporate Bonds	—	173,749,719	0	173,749,719
Residential Mortgage-Backed Securities	—	29,320	—	29,320
Commercial Mortgage-Backed Securities	—	1,908,577	—	1,908,577
Asset-Backed Securities (including CDOs)	—	525,056	285,328	810,384
Foreign Bonds	—	26,830,330	—	26,830,330
Floating Rate Loans	—	4,990,823	—	4,990,823
Mutual Funds	3,040,103	—	—	3,040,103

Total Investments	$3,990,943	$209,776,380	$373,103	$214,140,426

Other Financial Instruments
Futures	$6,465	$—	$—	$6,465

Forward Currency Contracts	—	(77,944)	—	(77,944)

For further information regarding security characteristics, see the Portfolio of Investments. At 9/30/10, the fund held one Level 3 securities valued at $0.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bonds	Total
Balance as of 6/30/10	$41,163	$343,598	$0	$384,761
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	46,612	(58,270)	—	(11,658)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	0	0
Transfers out of Level 3	—	—	—	—

Balance as of 9/30/10	$87,775	$285,328	$0	$373,103

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at September 30, 2010 is ($11,658).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$218,381,410

Gross unrealized appreciation	$14,094,428
Gross unrealized depreciation	(18,335,412)

Net unrealized appreciation (depreciation)	$(4,240,984)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

10

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	861,379	12/15/10	$1,095,683	$1,173,627	$(77,944)

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,529,313	December - 2010	$6,465

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,286,982	67,380,354	(67,627,233)	3,040,103

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,057	$3,040,103

11

MFS INVESTMENT MANAGEMENT

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.1%
Airlines - 0.9%
Copa Holdings S.A., “A”	43,650	$2,353,172

Alcoholic Beverages - 4.8%
Companhia de Bebidas das Americas, ADR	36,430	$4,509,305
Diageo PLC	206,380	3,553,256
Heineken N.V.	39,240	2,034,910
Pernod Ricard S.A.	29,600	2,471,573

		$12,569,044

Apparel Manufacturers - 6.6%
Compagnie Financiere Richemont S.A.	55,639	$2,678,757
Li & Fung Ltd.	682,600	3,840,194
LVMH Moet Hennessy Louis Vuitton S.A.	51,620	7,571,918
Swatch Group Ltd.	8,500	3,197,934

		$17,288,803

Broadcasting - 1.5%
Grupo Televisa S.A., ADR	68,720	$1,300,182
Publicis Groupe S.A.	55,970	2,658,331

		$3,958,513

Brokerage & Asset Managers - 4.8%
Aberdeen Asset Management PLC	977,770	$2,465,245
BM&F Bovespa S.A.	371,700	3,108,484
Deutsche Boerse AG	43,600	2,909,179
ICAP PLC	267,200	1,811,197
Nomura Holdings, Inc.	502,600	2,432,324

		$12,726,429

Business Services - 5.8%
Accenture Ltd., “A” (s)	109,800	$4,665,402
Capita Group PLC	89,558	1,105,797
Hays PLC	957,810	1,701,729
Infosys Technologies Ltd., ADR	29,850	2,009,203
Intertek Group PLC	110,280	3,170,270
Michael Page International	382,590	2,769,456

		$15,421,857

Computer Software - 1.7%
Dassault Systems S.A.	26,200	$1,927,298
SAP AG	53,060	2,624,641

		$4,551,939

Computer Software - Systems - 3.5%
Acer, Inc.	1,501,750	$3,816,684
Konica Minolta Holdings, Inc.	347,500	3,388,416
NICE Systems Ltd., ADR (a)	68,600	2,146,494

		$9,351,594

Consumer Products - 5.3%
AmorePacific Corp.	1,995	$2,005,060
Beiersdorf AG	48,180	2,949,095
Henkel KGaA, IPS	38,720	2,079,731
Reckitt Benckiser Group PLC	76,420	4,202,885
Uni-Charm Corp.	71,300	2,869,765

		$14,106,536

Electrical Equipment - 2.2%
Keyence Corp.	5,100	$1,109,439
Schneider Electric S.A.	36,977	4,688,532

		$5,797,971

Electronics - 4.8%
Hoya Corp.	93,000	$2,267,070
Samsung Electronics Co. Ltd.	4,751	3,237,472
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	568,910	5,768,747
Tokyo Electron Ltd.	27,900	1,398,676

		$12,671,965

Energy - Independent - 1.0%
INPEX Corp.	546	$2,570,412

Energy - Integrated - 3.0%
OAO Gazprom, ADR	166,080	$3,486,019
Petroleo Brasileiro S.A., ADR	57,840	2,097,857
Suncor Energy, Inc.	72,150	2,349,135

		$7,933,011

Food & Beverages - 4.4%
Coca-Cola Hellenic Bottling Co. S.A.	53,756	$1,418,757
Groupe Danone	90,570	5,417,228
Nestle S.A.	91,313	4,864,637

		$11,700,622

Food & Drug Stores - 2.5%
Dairy Farm International Holdings Ltd.	258,300	$1,963,080
Lawson, Inc.	32,800	1,502,875
Tesco PLC	476,428	3,173,303

		$6,639,258

Internet - 0.6%
Yahoo Japan Corp.	4,929	$1,702,831

Leisure & Toys - 1.1%
Shimano, Inc.	52,500	$2,779,708

Major Banks - 5.6%
Credit Suisse Group AG	82,260	$3,515,921
HSBC Holdings PLC	418,015	4,235,454
Julius Baer Group Ltd.	67,011	2,439,305
Standard Chartered PLC	159,949	4,588,077

		$14,778,757

Medical & Health Technology & Services - 2.2%
Fleury S.A.	76,500	$949,468
Fresenius Medical Care AG & Co. KGaA	44,380	2,741,000
SSL International PLC	111,090	2,020,840

		$5,711,308

Medical Equipment - 3.7%
Essilor International S.A.	37,870	$2,605,579
Sonova Holding AG	30,953	3,779,942
Synthes, Inc.	28,770	3,325,978

		$9,711,499

Metals & Mining - 3.6%
BHP Billiton PLC	224,960	$7,156,138

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - continued
Iluka Resources Ltd. (a)	414,000	$2,400,909

		$9,557,047

Oil Services - 1.5%
Saipem S.p.A.	98,110	$3,929,531

Other Banks & Diversified Financials - 5.8%
Banco Santander Brasil S.A., ADR	336,170	$4,629,061
Bank Rakyat Indonesia	2,112,500	2,366,947
China Construction Bank	2,350,000	2,059,584
Credicorp Ltd.	9,970	1,135,583
HDFC Bank Ltd.	91,080	5,045,733

		$15,236,908

Pharmaceuticals - 7.5%
Bayer AG	71,225	$4,966,537
Merck KGaA	28,750	2,415,100
Novo Nordisk A/S, “B”	35,265	3,499,536
Roche Holding AG	23,110	3,156,121
Santen, Inc.	64,200	2,223,313
Teva Pharmaceutical Industries Ltd., ADR	68,840	3,631,310

		$19,891,917

Specialty Chemicals - 6.7%
Akzo Nobel N.V.	67,050	$4,136,576
L’Air Liquide S.A.	23,386	2,853,028
Linde AG	26,800	3,488,372
Shin-Etsu Chemical Co. Ltd.	86,000	4,187,710
Symrise AG	108,471	3,014,394

		$17,680,080

Specialty Stores - 2.3%
Esprit Holdings Ltd.	498,669	$2,705,809
Industria de Diseno Textil S.A.	42,490	3,375,261

		$6,081,070

Telecommunications - Wireless - 2.1%
MTN Group Ltd.	145,570	$2,631,444
Philippine Long Distance Telephone Co.	47,810	2,849,971

		$5,481,415

Telephone Services - 2.6%
China Unicom Ltd.	2,588,000	$3,789,180
Telefonica S.A.	118,650	2,938,182

		$6,727,362

Total Common Stocks		$258,910,559

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	2,876,155	$2,876,155

Total Investments		$261,786,714

OTHER ASSETS, LESS LIABILITIES - 0.8%		2,026,519

NET ASSETS - 100.0%		$263,813,233

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At September 30, 2010, the value of securities pledged amounted to $176,758. At September 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Growth Portfolio Fund

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$258,910,559	$—	$—	$258,910,559
Mutual Funds	2,876,155	—	—	2,876,155

Total Investments	$261,786,714	$—	$—	$261,786,714

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $214,366,777 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS International Growth Fund

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$234,911,730

Gross unrealized appreciation	$36,837,266
Gross unrealized depreciation	(9,962,282)

Net unrealized appreciation (depreciation)	$26,874,984

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,001,551	44,726,664	(45,852,060)	2,876,155

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,489	$2,876,155

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010 are as follows:

United Kingdom	15.9%
France	11.4%
Japan	10.8%
Germany	10.3%
Switzerland	10.2%
Brazil	5.8%
Taiwan	3.6%
Honk Kong	3.2%
India	2.7%
Other Countries	26.1%

4

MFS INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.8%
Aerospace - 1.3%
Cobham PLC	1,232,150	$4,471,196

Alcoholic Beverages - 2.9%
Heineken N.V.	189,270	$9,815,172

Apparel Manufacturers - 0.2%
Sanyo Shokai Ltd.	162,400	$678,936

Automotive - 0.7%
USS Co. Ltd.	31,900	$2,380,654

Broadcasting - 2.3%
Fuji Television Network, Inc.	1,609	$2,048,834
Nippon Television Network Corp.	17,190	2,209,496
Vivendi S.A.	129,321	3,534,753

		$7,793,083

Brokerage & Asset Managers - 1.2%
Daiwa Securities Group, Inc.	889,000	$3,588,800
Van Lanschot N.V. (a)	13,043	577,878

		$4,166,678

Business Services - 2.3%
Amadeus IT Holding S.A. (a)	112,651	$2,072,448
Bunzl PLC	231,260	2,757,342
Nomura Research, Inc.	169,900	3,193,257

		$8,023,047

Chemicals - 1.1%
Givaudan S.A.	3,824	$3,907,084

Computer Software - Systems - 2.6%
Acer, Inc.	1,410,636	$3,585,119
Konica Minolta Holdings, Inc.	337,000	3,286,033
Venture Corp. Ltd.	285,000	2,128,127

		$8,999,279

Construction - 1.1%
Geberit AG	20,767	$3,698,392

Consumer Products - 5.7%
Henkel KGaA, IPS	92,160	$4,950,104
Kao Corp.	330,800	8,059,981
KOSE Corp.	79,700	1,892,254
Reckitt Benckiser Group PLC	86,190	4,740,208

		$19,642,547

Containers - 1.0%
Brambles Ltd.	393,400	$2,384,109
Smurfit Kappa Group PLC (a)	120,651	1,212,199

		$3,596,308

Electrical Equipment - 2.0%
Legrand S.A.	93,640	$3,167,115
OMRON Corp.	42,800	972,075
Spectris PLC	159,130	2,682,256

		$6,821,446

Electronics - 2.5%
Halma PLC	407,912	$2,028,096
Samsung Electronics Co. Ltd.	4,958	3,378,528
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	309,708	3,140,439

		$8,547,063

Energy - Independent - 0.9%
INPEX Corp.	670	$3,154,169

Energy - Integrated - 5.3%
BP PLC	1,080,240	$7,259,545
Royal Dutch Shell PLC, “A”	362,870	10,921,818

		$18,181,363

Food & Beverages - 4.7%
Barry Callebaut AG	1,292	$1,010,433
Groupe Danone	96,586	5,777,061
Nestle S.A.	178,330	9,500,408

		$16,287,902

Food & Drug Stores - 1.1%
Lawson, Inc.	79,900	$3,660,967

General Merchandise - 0.2%
Daiei, Inc. (a)	186,050	$759,979

Insurance - 7.2%
Amlin PLC	208,044	$1,311,513
Catlin Group Ltd.	277,586	1,484,783
Euler Hermes (a)	15,294	1,247,429
Hiscox Ltd.	424,985	2,328,619
ING Groep N.V. (a)	429,326	4,453,972
Jardine Lloyd Thompson Group PLC	246,040	2,232,061
Muenchener Ruckvers AG	26,850	3,718,892
SNS REAAL Groep N.V. (a)	168,030	688,346
Swiss Reinsurance Co.	78,590	3,446,235
Zurich Financial Services Ltd.	16,770	3,930,322

		$24,842,172

Leisure & Toys - 0.5%
Sankyo Co. Ltd.	31,100	$1,646,646

Machinery & Tools - 3.5%
ASSA ABLOY AB, “B”	139,720	$3,523,912
Glory Ltd.	84,700	2,067,784
Neopost S.A. (l)	54,870	4,083,416
Schindler Holding AG	21,960	2,355,451

		$12,030,563

Major Banks - 4.5%
Credit Agricole S.A.	71,778	$1,121,866
HSBC Holdings PLC	762,461	7,725,484
Julius Baer Group Ltd.	42,149	1,534,290
Sumitomo Mitsui Financial Group, Inc.	116,500	3,393,963
UniCredito Italiano S.p.A.	620,365	1,584,020

		$15,359,623

Medical & Health Technology & Services - 2.2%
Kobayashi Pharmaceutical Co. Ltd.	60,700	$2,693,981
Miraca Holdings, Inc.	98,300	3,479,594
Rhoen-Klinikum AG	67,720	1,494,188

		$7,667,763

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued MFS International Value Portfolio

Issuer	Shares/Par		Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.7%
Smith & Nephew PLC		350,144	$3,192,988
Synthes, Inc.		21,840	2,524,830

			$5,717,818

Network & Telecom - 1.7%
Ericsson, Inc., “B”		296,160	$3,251,439
Nokia Oyj		261,380	2,626,125

			$5,877,564

Other Banks & Diversified Financials - 2.6%
Anglo Irish Bank Corp. PLC (a)		249,800	$0
Chiba Bank Ltd.		206,000	1,201,749
DnB NOR A.S.A.		232,160	3,159,996
Hachijuni Bank Ltd.		209,000	1,091,567
Joyo Bank Ltd.		283,000	1,233,972
Sapporo Hokuyo Holdings, Inc.		230,800	1,067,187
Unione di Banche Italiane ScpA		133,003	1,289,159

			$9,043,630

Pharmaceuticals - 11.4%
Bayer AG		82,397	$5,745,564
GlaxoSmithKline PLC		480,510	9,469,378
Hisamitsu Pharmaceutical Co., Inc.		47,300	1,932,115
Merck KGaA		9,250	777,032
Roche Holding AG		63,480	8,669,431
Sanofi-Aventis		150,230	10,009,654
Santen, Inc.		76,600	2,652,738

			$39,255,912

Printing & Publishing - 0.4%
United Business Media Ltd.		126,791	$1,253,812

Real Estate - 0.8%
Deutsche Wohnen AG (a)		231,217	$2,750,808

Specialty Chemicals - 1.7%
Shin-Etsu Chemical Co. Ltd.		67,700	$3,296,604
Symrise AG		85,788	2,384,036

			$5,680,640

Specialty Stores - 0.7%
Esprit Holdings Ltd.		451,772	$2,451,343

Telecommunications - Wireless - 5.1%
KDDI Corp.		1,463	$7,001,300
Vodafone Group PLC		4,193,230	10,348,401

			$17,349,701

Telephone Services - 2.7%
China Unicom Ltd.		966,000	$1,414,354
Royal KPN N.V.		407,330	6,299,796
Telecom Italia S.p.A.		1,434,350	1,616,120

			$9,330,270

Tobacco - 4.1%
British American Tobacco PLC		213,030	$7,946,233
Japan Tobacco, Inc.		1,409	4,690,478
Swedish Match AB		49,720	1,326,290

			$13,963,001

Trucking - 2.4%
TNT N.V.		148,050	$3,978,054
Yamato Holdings Co. Ltd.		342,000	4,137,758

			$8,115,812

Utilities - Electric Power - 1.5%
E.ON AG		169,787	$5,006,527

Total Common Stocks			$321,928,870

Issuer/Expiration Date/ Strike Price	Par Amount of Contracts
CALL OPTIONS PURCHASED - 0.2%
EUR Currency - November 2010 @ JPY 146.31	EUR	7,900,000	$182
EUR Currency - August 2011 @ JPY 120	EUR	11,438,785	539,453

Total Call Options Purchased			539,635

PUT OPTIONS PURCHASED - 0.0%
JPY Currency - November 2010 @ $0.0103	JPY	1,145,625,000	$1,146
JPY Currency - August 2011 @ $0.0108	JPY	1,372,654,146	148,247

Total Put Options Purchased			149,393

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 3.8%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value		13,220,095	$13,220,095

COLLATERAL FOR SECURITIES LOANED - 0.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		3,161,128	$3,161,128

Total Investments			$338,999,121

OTHER ASSETS, LESS LIABILITIES - 1.3%			4,351,496

NET ASSETS - 100.0%			$343,350,617

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$321,928,870	$—	$—	$321,928,870
Purchased Currency Options	—	689,028	—	689,028
Mutual Funds	16,381,223	—	—	16,381,223

Total Investments	$338,310,093	$689,028	$—	$338,999,121

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $296,985,776 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$361,404,292

Gross unrealized appreciation	$19,456,061
Gross unrealized depreciation	(41,861,232)

Net unrealized appreciation (depreciation)	$(22,405,171)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,462,583	99,483,513	(95,726,001)	13,220,095

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,096	$13,220,095

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United Kingdom	24.5%
Japan	23.1%
Switzerland	12.1%
France	8.6%
Germany	8.0%
Netherlands	7.7%
Sweden	2.4%
Taiwan	2.0%
Italy	1.3%
Other Countries	10.3%

4

MFS INVESTMENT MANAGEMENT

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.4%
Aerospace - 2.6%
Precision Castparts Corp.	14,960	$1,905,154
United Technologies Corp.	143,340	10,210,108

		$12,115,262

Alcoholic Beverages - 2.1%
Companhia de Bebidas das Americas, ADR	28,280	$3,500,498
Diageo PLC	358,100	6,165,428

		$9,665,926

Apparel Manufacturers - 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	35,500	$5,207,344
NIKE, Inc., “B”	101,260	8,114,976

		$13,322,320

Broadcasting - 0.3%
Omnicom Group, Inc.	41,650	$1,644,342

Brokerage & Asset Managers - 5.3%
Charles Schwab Corp.	585,870	$8,143,593
CME Group, Inc.	27,540	7,172,793
Franklin Resources, Inc.	88,360	9,445,684

		$24,762,070

Business Services - 9.1%
Accenture Ltd., “A”	363,190	$15,431,943
Automatic Data Processing, Inc.	31,870	1,339,496
Dun & Bradstreet Corp.	174,700	12,952,258
MSCI, Inc., “A” (a)	192,540	6,394,253
Verisk Analytics, Inc., “A” (a)	163,970	4,592,800
Western Union Co.	120,170	2,123,404

		$42,834,154

Cable TV - 0.5%
DIRECTV, “A” (a)	51,500	$2,143,945

Chemicals - 0.9%
Monsanto Co.	90,240	$4,325,203

Computer Software - 6.0%
Autodesk, Inc. (a)	203,610	$6,509,412
Oracle Corp. (s)	806,930	21,666,071

		$28,175,483

Computer Software - Systems - 7.7%
Apple, Inc. (a)	42,430	$12,039,513
EMC Corp. (a)	207,840	4,221,230
Hewlett-Packard Co.	197,320	8,301,252
International Business Machines Corp.	85,950	11,529,333

		$36,091,328

Consumer Products - 5.2%
Church & Dwight Co., Inc.	100,320	$6,514,781
Colgate-Palmolive Co.	158,330	12,169,244
Procter & Gamble Co.	96,261	5,772,772

		$24,456,797

Electrical Equipment - 4.0%
Danaher Corp.	415,960	$16,892,136
W.W. Grainger, Inc.	17,660	2,103,483

		$18,995,619

Electronics - 4.2%
Microchip Technology, Inc.	245,200	$7,711,540
Samsung Electronics Co. Ltd., GDR	6,780	2,325,540
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	941,303	9,544,812

		$19,581,892

Energy - Integrated - 2.1%
Chevron Corp.	47,820	$3,875,811
Exxon Mobil Corp.	61,560	3,803,792
Hess Corp.	40,120	2,371,894

		$10,051,497

Food & Beverages - 4.5%
Groupe Danone	119,609	$7,154,126
Mead Johnson Nutrition Co., “A”	43,870	2,496,642
PepsiCo, Inc.	174,650	11,603,746

		$21,254,514

Food & Drug Stores - 0.4%
CVS Caremark Corp.	59,577	$1,874,888

General Merchandise - 1.9%
Kohl’s Corp. (a)	75,090	$3,955,741
Target Corp.	91,490	4,889,226

		$8,844,967

Internet - 3.9%
eBay, Inc. (a)	135,970	$3,317,668
Google, Inc., “A” (a)	29,040	15,268,942

		$18,586,610

Major Banks - 3.1%
Bank of New York Mellon Corp.	328,935	$8,595,072
State Street Corp.	161,910	6,097,531

		$14,692,603

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	33,150	$1,725,789
Patterson Cos., Inc.	245,430	7,031,570
VCA Antech, Inc. (a)	64,710	1,364,734

		$10,122,093

Medical Equipment - 9.0%
Becton, Dickinson & Co.	92,090	$6,823,869
DENTSPLY International, Inc.	312,780	9,999,577
Medtronic, Inc.	188,140	6,317,741
St. Jude Medical, Inc. (a)	61,200	2,407,608
Synthes, Inc.	35,820	4,140,998
Thermo Fisher Scientific, Inc. (a)	193,010	9,241,319
Waters Corp. (a)	48,710	3,447,694

		$42,378,806

Metals & Mining - 0.8%
BHP Billiton Ltd., ADR	49,010	$3,740,443

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 4.6%
Cisco Systems, Inc. (a)(s)	977,967	$21,417,477

Oil Services - 4.8%
National Oilwell Varco, Inc.	230,570	$10,253,448
Schlumberger Ltd.	200,460	12,350,341

		$22,603,789

Other Banks & Diversified Financials - 4.6%
MasterCard, Inc., “A” (s)	59,190	$13,258,560
Visa, Inc., “A”	113,430	8,423,312

		$21,681,872

Pharmaceuticals - 3.5%
Abbott Laboratories	89,840	$4,693,242
Allergan, Inc.	45,130	3,002,499
Johnson & Johnson	143,240	8,875,150

		$16,570,891

Specialty Chemicals - 1.3%
Praxair, Inc.	67,450	$6,088,037

Specialty Stores - 1.0%
Staples, Inc.	226,300	$4,734,196

Total Common Stocks		$462,757,024

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	8,630,880	$8,630,880

Total Investments		$471,387,904

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(1,045,440)

NET ASSETS - 100.0%		$470,342,464

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $173,537. At September 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$462,757,024	$—	$—	$462,757,024
Mutual Funds	8,630,880	—	—	8,630,880

Total Investments	$471,387,904	$—	$—	$471,387,904

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$454,215,446

Gross unrealized appreciation	$46,216,336
Gross unrealized depreciation	(29,043,878)

Net unrealized appreciation (depreciation)	$17,172,458

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,308,898	72,223,290	(67,901,308)	8,630,880

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,042	$8,630,880

4

MFS INVESTMENT MANAGEMENT

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Blended Research® Core Equity Portfolio

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 3.6%
Lockheed Martin Corp.	80,420	$5,732,338
Northrop Grumman Corp.	113,360	6,873,017
United Technologies Corp.	88,850	6,328,786

		$18,934,141

Automotive - 2.0%
Ford Motor Co. (a)	282,770	$3,461,105
Johnson Controls, Inc.	225,670	6,882,935

		$10,344,040

Biotechnology - 1.5%
Amgen, Inc. (a)	141,150	$7,778,777

Broadcasting - 1.2%
CBS Corp., “B”	377,630	$5,989,212

Business Services - 0.9%
MSCI, Inc., “A” (a)	140,990	$4,682,278

Cable TV - 1.5%
DIRECTV, “A” (a)	181,310	$7,547,935

Chemicals - 3.3%
3M Co.	64,550	$5,597,130
Celanese Corp.	187,220	6,009,762
E.I. du Pont de Nemours & Co.	87,520	3,905,142
PPG Industries, Inc.	21,780	1,585,584

		$17,097,618

Computer Software - 6.0%
Adobe Systems, Inc. (a)	189,970	$4,967,716
Intuit, Inc. (a)	127,810	5,599,356
Microsoft Corp.	208,170	5,098,083
Oracle Corp.	378,420	10,160,577
VeriSign, Inc. (a)	174,640	5,543,074

		$31,368,806

Computer Software - Systems - 5.3%
Apple, Inc. (a)	63,780	$18,097,575
Hewlett-Packard Co.	44,850	1,886,840
International Business Machines Corp.	27,680	3,712,995
Lexmark International, Inc., “A” (a)	88,210	3,935,930

		$27,633,340

Consumer Products - 2.3%
Procter & Gamble Co.	201,450	$12,080,957

Electrical Equipment - 1.0%
General Electric Co.	321,420	$5,223,075

Electronics - 2.6%
Intel Corp.	528,220	$10,157,671
SanDisk Corp. (a)	84,740	3,105,721

		$13,263,392

Energy - Integrated - 8.2%
Chevron Corp.	166,950	$13,531,298
ConocoPhillips	53,350	3,063,890
Exxon Mobil Corp.	319,110	19,717,807
Hess Corp.	102,310	6,048,567

		$42,361,562

Engineering - Construction - 0.7%
KBR, Inc.	144,500	$3,560,480

Food & Beverages - 4.6%
Coca-Cola Co.	20,770	$1,215,460
Dr Pepper Snapple Group, Inc.	145,620	5,172,422
General Mills, Inc.	189,930	6,940,042
PepsiCo, Inc.	105,270	6,994,139
Tyson Foods, Inc., “A”	214,500	3,436,290

		$23,758,353

Food & Drug Stores - 1.1%
Kroger Co.	274,680	$5,949,569

Gaming & Lodging - 1.3%
Las Vegas Sands Corp. (a)	151,290	$5,272,456
Royal Caribbean Cruises Ltd. (a)	49,690	1,566,726

		$6,839,182

General Merchandise - 1.3%
Macy’s, Inc.	268,380	$6,196,894
Wal-Mart Stores, Inc.	13,370	715,562

		$6,912,456

Health Maintenance Organizations - 2.2%
Aetna, Inc.	164,900	$5,212,489
WellPoint, Inc. (a)	108,130	6,124,483

		$11,336,972

Insurance - 5.5%
Aon Corp.	76,350	$2,986,048
Berkshire Hathaway, Inc., “B” (a)	19,080	1,577,534
Chubb Corp.	68,770	3,919,202
MetLife, Inc.	183,410	7,052,115
Prudential Financial, Inc.	117,780	6,381,320
Travelers Cos., Inc.	128,050	6,671,405

		$28,587,624

Internet - 1.6%
Google, Inc., “A” (a)	15,540	$8,170,777

Machinery & Tools - 1.0%
Cummins, Inc.	56,510	$5,118,676

Major Banks - 8.0%
Bank of America Corp.	139,700	$1,831,467
Bank of New York Mellon Corp.	253,788	6,631,480
Goldman Sachs Group, Inc.	57,940	8,376,965
JPMorgan Chase & Co.	227,100	8,645,697
Morgan Stanley	121,500	2,998,620
PNC Financial Services Group, Inc.	112,780	5,854,410
Wells Fargo & Co.	287,810	7,232,665

		$41,571,304

Medical & Health Technology & Services - 1.1%
McKesson Corp.	92,670	$5,725,153

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.9%
Medtronic, Inc.	204,890	$6,880,206
Thermo Fisher Scientific, Inc. (a)	63,110	3,021,707

		$9,901,913

Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	41,190	$2,632,865

Natural Gas - Distribution - 0.7%
NiSource, Inc.	200,530	$3,489,222

Natural Gas - Pipeline - 1.1%
Williams Cos., Inc.	292,170	$5,583,369

Network & Telecom - 1.3%
Cisco Systems, Inc. (a)	139,840	$3,062,496
Polycom, Inc. (a)	126,470	3,450,102

		$6,512,598

Oil Services - 2.0%
Halliburton Co.	116,670	$3,858,277
National Oilwell Varco, Inc.	141,620	6,297,841

		$10,156,118

Other Banks & Diversified Financials - 2.0%
American Express Co.	41,650	$1,750,550
Citigroup, Inc. (a)	1,668,200	6,505,980
Visa, Inc., “A”	29,580	2,196,611

		$10,453,141

Pharmaceuticals - 5.3%
Abbott Laboratories	176,030	$9,195,807
Johnson & Johnson	134,850	8,355,306
Merck & Co., Inc.	16,600	611,046
Pfizer, Inc.	534,200	9,172,214

		$27,334,373

Pollution Control - 0.7%
Republic Services, Inc.	113,540	$3,461,835

Railroad & Shipping - 0.7%
Union Pacific Corp.	43,220	$3,535,396

Real Estate - 0.7%
Annaly Mortgage Management, Inc., REIT	219,190	$3,857,744

Restaurants - 1.7%
Darden Restaurants, Inc.	156,780	$6,707,048
McDonald’s Corp.	30,460	2,269,575

		$8,976,623

Specialty Chemicals - 0.5%
Rockwood Holdings, Inc. (a)	76,300	$2,401,161

Specialty Stores - 2.6%
Home Depot, Inc.	222,940	$7,062,739
Limited Brands, Inc.	246,400	6,598,592

		$13,661,331

Telephone Services - 2.9%
AT&T, Inc.	312,210	$8,929,206
Qwest Communications International, Inc.	1,009,530	6,329,753

		$15,258,959

Tobacco - 2.4%
Altria Group, Inc.	290,070	$6,967,481
Philip Morris International, Inc.	95,680	5,359,994

		$12,327,475

Trucking - 1.2%
United Parcel Service, Inc., “B”	94,840	$6,324,880

Utilities - Electric Power - 3.1%
Constellation Energy Group, Inc.	43,110	$1,389,866
NRG Energy, Inc. (a)	256,660	5,343,661
PG&E Corp.	126,170	5,730,641
Public Service Enterprise Group, Inc.	107,030	3,540,552

		$16,004,720

Total Common Stocks		$513,709,402

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	4,968,159	$4,968,159

Total Investments		$518,677,561

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(241,717)

NET ASSETS - 100.0%		$518,435,844

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$513,709,402	$—	$—	$513,709,402
Mutual Funds	4,968,159	—	—	4,968,159

Total Investments	$518,677,561	$—	$—	$518,677,561

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$521,524,446

Gross unrealized appreciation	$42,795,240
Gross unrealized depreciation	(45,642,125)

Net unrealized appreciation (depreciation)	$(2,846,885)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,252,331	67,129,095	(63,413,267)	4,968,159

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$4,444	$4,968,159

4

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS  9/30/10 (unaudited)

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.8%
Aerospace - 1.8%
Goodrich Corp.	7,540	$555,924
Moog, Inc., “A” (a)	2,120	75,281

		$631,205

Airlines - 0.6%
Copa Holdings S.A., “A”	3,830	$206,475

Apparel Manufacturers - 0.6%
Phillips-Van Heusen Corp.	3,510	$211,162

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	7,300	$469,828
Gen-Probe, Inc. (a)	3,840	186,086
Human Genome Sciences, Inc. (a)	3,350	99,797

		$755,711

Broadcasting - 1.7%
Discovery Communications, Inc., “A” (a)	11,290	$491,680
Scripps Networks Interactive, Inc., “A”	2,300	109,434

		$601,114

Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	5,320	$415,013
BM&F Bovespa S.A.	19,100	159,731
Evercore Partners, Inc.	3,180	90,980
GFI Group, Inc.	23,870	110,757
IntercontinentalExchange, Inc. (a)	1,950	204,204
Lazard Ltd.	3,480	122,078

		$1,102,763

Business Services - 6.4%
Cognizant Technology Solutions Corp., “A” (a)	6,710	$432,594
Concur Technologies, Inc. (a)	7,050	348,552
Constant Contact, Inc. (a)	7,450	159,654
CoStar Group, Inc. (a)	7,610	370,683
Gartner, Inc. (a)	3,900	114,816
MSCI, Inc., “A” (a)	12,670	420,771
Ultimate Software Group, Inc. (a)	1,430	55,255
Verisk Analytics, Inc., “A” (a)	13,870	388,499

		$2,290,824

Chemicals - 1.0%
Ecolab, Inc.	6,780	$344,017

Computer Software - 8.9%
Akamai Technologies, Inc. (a)	4,900	$245,882
ANSYS, Inc. (a)	3,660	154,635
Autodesk, Inc. (a)	13,960	446,301
Autonomy Corp. PLC (a)	10,020	285,374
Blackboard, Inc. (a)	6,150	221,646
Citrix Systems, Inc. (a)	3,460	236,110
Intuit, Inc. (a)	5,500	240,955
MicroStrategy, Inc., “A” (a)	2,650	229,516
Parametric Technology Corp. (a)	18,690	365,203
SuccessFactors, Inc. (a)	8,430	211,677
VeriSign, Inc. (a)(s)	17,080	542,119

		$3,179,418

Computer Software - Systems - 2.0%
MICROS Systems, Inc. (a)	12,510	$529,548
Verifone Systems, Inc. (a)	6,200	192,634

		$722,182

Construction - 1.9%
NVR, Inc. (a)	200	$129,506
Sherwin-Williams Co.	3,660	275,012
Stanley Black & Decker, Inc.	4,747	290,896

		$695,414

Consumer Products - 1.4%
Avon Products, Inc.	2,800	$89,908
Hypermarcas S.A. (a)	13,300	206,653
Natura Cosmeticos S.A.	8,210	220,777

		$517,338

Consumer Services - 3.2%
Anhanguera Educacional Participacoes S.A., IEU	11,900	$211,063
Capella Education Co. (a)	2,370	183,959
DeVry, Inc. (s)	6,850	337,089
Monster Worldwide, Inc. (a)	12,000	155,520
Sotheby’s	7,010	258,108

		$1,145,739

Containers - 0.9%
Ball Corp.	5,620	$330,737

Electrical Equipment - 3.7%
AMETEK, Inc.	11,480	$548,400
Danaher Corp.	7,990	324,474
Mettler-Toledo International, Inc. (a)	1,350	167,994
Sensata Technologies Holding B.V. (a)	6,640	131,206
Tyco Electronics Ltd.	5,140	150,191

		$1,322,265

Electronics - 5.8%
ARM Holdings PLC	53,670	$330,664
Dolby Laboratories, Inc., “A” (a)	4,220	239,738
First Solar, Inc. (a)	380	55,993
Hittite Microwave Corp. (a)	4,070	193,935
Lam Research Corp. (a)	2,200	92,070
Linear Technology Corp.	10,100	310,373
Microchip Technology, Inc.	10,620	333,999
NetLogic Microsystems, Inc. (a)	2,920	80,534
PMC-Sierra, Inc. (a)	25,410	187,018
Silicon Laboratories, Inc. (a)	4,240	155,396
Teradyne, Inc. (a)	8,100	90,234

		$2,069,954

Energy - Independent - 4.3%
Concho Resources, Inc. (a)	2,020	$133,663
EQT Corp.	2,990	107,819
EXCO Resources, Inc.	11,920	177,250
Newfield Exploration Co. (a)(s)	10,020	575,549
QEP Resources, Inc.	2,480	74,747
Ultra Petroleum Corp. (a)	4,440	186,391
Whiting Petroleum Corp. (a)	2,810	268,383

		$1,523,802

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Entertainment - 0.5%
DreamWorks Animation, Inc., “A” (a)	6,030	$192,417

Food & Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	5,940	$210,989
J.M. Smucker Co.	2,450	148,299
Mead Johnson Nutrition Co., “A”	8,270	470,646

		$829,934

Gaming & Lodging - 2.4%
Home Inns & Hotels Management, Inc., ADR (a)	1,800	$88,992
Las Vegas Sands Corp. (a)	14,120	492,082
Royal Caribbean Cruises Ltd. (a)	8,590	270,843

		$851,917

General Merchandise - 0.7%
Dollar General Corp. (a)	8,360	$244,530

Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.	2,400	$135,816
Aspen Insurance Holdings Ltd.	7,690	232,853

		$368,669

Internet - 0.4%
OpenTable, Inc. (a)	2,340	$159,307

Leisure & Toys - 0.8%
Hasbro, Inc.	6,730	$299,552

Machinery & Tools - 3.9%
Bucyrus International, Inc.	5,710	$395,989
Cummins, Inc.	3,400	307,972
Flowserve Corp.	2,360	258,231
Kennametal, Inc.	8,820	272,803
Polypore International, Inc. (a)	4,900	147,784

		$1,382,779

Medical & Health Technology & Services - 5.1%
Cerner Corp. (a)	4,390	$368,716
Diagnosticos da America S.A.	28,600	344,823
IDEXX Laboratories, Inc. (a)	4,960	306,131
MEDNAX, Inc. (a)	4,480	238,784
Patterson Cos., Inc.	11,570	331,481
Stericycle, Inc. (a)	3,590	249,433

		$1,839,368

Medical Equipment - 3.9%
C.R. Bard, Inc.	3,060	$249,176
DENTSPLY International, Inc.	9,670	309,150
Edwards Lifesciences Corp. (a)	3,180	213,219
ResMed, Inc. (a)	9,190	301,524
Sonova Holding AG	748	91,345
Thoratec Corp. (a)	5,830	215,593

		$1,380,007

Metals & Mining - 0.7%
Teck Resources Ltd., “B”	6,020	$247,783

Natural Gas - Distribution - 0.1%
Questar Corp.	2,490	$43,650

Network & Telecom - 3.5%
Acme Packet, Inc. (a)	7,240	$274,686
Ciena Corp. (a)	11,700	182,169
F5 Networks, Inc. (a)	3,480	361,259
Fortinet, Inc. (a)	6,580	164,500
Polycom, Inc. (a)	5,840	159,315
Tellabs, Inc.	13,860	103,257

		$1,245,186

Oil Services - 3.0%
Cameron International Corp. (a)	6,370	$273,655
Dresser-Rand Group, Inc. (a)	11,350	418,701
Schlumberger Ltd.	6,088	375,082

		$1,067,438

Other Banks & Diversified Financials - 3.6%
Associated Banc-Corp.	7,790	$102,750
Cathay General Bancorp, Inc.	10,990	130,671
Marshall & Ilsley Corp.	19,130	134,675
MasterCard, Inc., “A”	2,170	486,080
People’s United Financial, Inc.	4,820	63,094
TCF Financial Corp.	7,250	117,378
Visa, Inc., “A”	2,170	161,144
Zions Bancorporation	3,830	81,809

		$1,277,601

Pharmaceuticals - 0.8%
Genomma Lab Internacional S.A., “B” (a)	96,900	$186,316
Hospira, Inc. (a)	1,600	91,216

		$277,532

Pollution Control - 0.5%
Waste Connections, Inc. (a)	4,320	$171,331

Printing & Publishing - 1.5%
Lamar Advertising Co., “A” (a)	5,810	$184,874
Moody’s Corp.	10,590	264,538
VistaPrint Ltd. (a)	1,890	73,049

		$522,461

Restaurants - 1.3%
P.F. Chang’s China Bistro, Inc.	7,900	$364,980
Panera Bread Co., “A” (a)	1,000	88,610

		$453,590

Specialty Stores - 5.8%
Abercrombie & Fitch Co., “A”	7,110	$279,565
Dick’s Sporting Goods, Inc. (a)	12,920	362,277
J. Crew Group, Inc. (a)	4,480	150,618
Limited Brands, Inc.	16,740	448,297
Ross Stores, Inc.	4,800	262,176
Staples, Inc.	14,720	307,942
Tiffany & Co.	2,880	135,331
Urban Outfitters, Inc. (a)	4,170	131,105

		$2,077,311

Telecommunications - Wireless - 1.4%
NII Holdings, Inc. (a)	4,810	$197,691
SBA Communications Corp. (a)	4,900	197,470

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telecommunications - Wireless - continued
Vivo Participacoes S.A., ADR	3,570	$96,997

		$492,158

Telephone Services - 2.3%
American Tower Corp., “A” (a)(s)	11,960	$613,070
Virgin Media, Inc.	9,590	220,762

		$833,832

Trucking - 2.4%
Expeditors International of Washington, Inc.	7,010	$324,072
J.B. Hunt Transport Services, Inc.	4,170	144,699
Landstar System, Inc.	8,230	317,843
Werner Enterprises, Inc.	3,090	63,314

		$849,928

Utilities - Electric Power - 0.5%
CMS Energy Corp.	9,540	$171,911

Total Common Stocks		$34,930,312

MONEY MARKET FUNDS (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	813,604	$813,604

Total Investments		$35,743,916

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(46,531)

NET ASSETS - 100.0%		$35,697,385

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $166,999. At September 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$34,930,312	$—	$—	$34,930,312
Mutual Funds	813,604	—	—	813,604

Total Investments	$35,743,916	$—	$—	$35,743,916

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$29,448,874

Gross unrealized appreciation	$6,676,999
Gross unrealized depreciation	(381,957)

Net unrealized appreciation (depreciation)	$6,295,042

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	450,920	8,544,655	(8,181,971)	813,604

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,277	$813,604

5

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 54.6%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.23%, due 11/16/10	$10,565,000	$10,561,895

Conglomerates - 1.3%
United Technologies Corp., 0.19%, due 10/28/10 (t)	$4,570,000	$4,569,349

Consumer Products - 5.6%
Kimberly Clark Worldwide, Inc., 0.17%, due 10/12/10 (t)	$9,100,000	$9,099,527
Procter & Gamble Co., 0.23%, due 12/16/10 (t)	10,611,000	10,605,848

		$19,705,375

Electrical Equipment - 0.5%
General Electric Co., 0.12%, due 10/01/10	$1,755,000	$1,755,000

Financial Institutions - 2.0%
General Electric Capital Corp., 0.19%, due 10/15/10	$7,042,000	$7,041,480

Food & Beverages - 5.7%
Coca-Cola Co., 0.23%, due 12/13/10 (t)	$10,607,000	$10,602,053
PepsiCo, Inc., 0.17%, due 10/26/10 (t)	4,411,000	4,410,479
PepsiCo, Inc., 0.18%, due 11/12/10 (t)	3,000,000	2,999,370
PepsiCo, Inc., 0.2%, due 12/06/10 (t)	2,303,000	2,302,156

		$20,314,058

Major Banks - 14.8%
Abbey National North America LLC, 0.21%, due 10/01/10	$4,822,000	$4,822,000
ANZ National (International) Ltd., 0.4%, due 10/13/10	2,215,000	2,214,705
Bank of America Corp., 0.41%, due 10/12/10	10,929,000	10,927,631
BNP Paribas Finance, Inc., 0.29%, due 11/24/10	2,747,000	2,745,805
HSBC USA, Inc., 0.24%, due 12/14/10	4,497,000	4,494,781
HSBC USA, Inc., 0.31%, due 10/25/10	6,056,000	6,054,748
JPMorgan Chase & Co., 0.23%, due 11/22/10	10,583,000	10,579,484
Toronto Dominion HDG USA, 0.23%, due 12/17/10 (t)	5,344,000	5,341,371
Toronto Dominion HDG USA, 0.25%, due 10/15/10 (t)	5,221,000	5,220,492

		$52,401,017

Medical Equipment - 0.7%
Merck & Co., Inc., 0.21%, due 10/22/10 (t)	$2,594,000	$2,593,682

Other Banks & Diversified Financials - 12.0%
Bank of Nova Scotia, 0.235%, due 11/10/10	$3,005,000	$3,004,215
Bank of Nova Scotia, 0.275%, due 11/08/10	7,510,000	7,507,820
Citigroup Funding, Inc., 0.42%, due 10/21/10	10,762,000	10,759,489
Rabobank USA Financial Corp., 0.26%, due 11/15/10	10,568,000	10,564,565
UBS Finance (Delaware) LLC, 0.2%, due 11/22/10	10,583,000	10,579,943

		$42,416,032

Personal Computers & Peripherals - 2.5%
Hewlett Packard Co., 0.19%, due 10/07/10 (t)	$5,300,000	$5,299,832
Hewlett Packard Co., 0.19%, due 10/05/10 (t)	3,716,000	3,715,922

		$9,015,754

Pharmaceuticals - 1.8%
Abbott Laboratories, 0.19%, due 11/22/10 (t)	$6,203,000	$6,201,298

Retailers - 3.0%
Wal-Mart Stores, Inc., 0.2%, due 10/18/10 (t)	$9,441,000	$9,440,108
Wal-Mart Stores, Inc., 0.2%, due 10/26/10 (t)	212,000	211,971
Wal-Mart Stores, Inc., 0.21%, due 10/25/10 (t)	976,000	975,863

		$10,627,942

Tobacco - 1.7%
Philip Morris International, Inc., 0.16%, due 10/01/10 (t)	$5,849,000	$5,849,000

Total Commercial Paper		$193,051,882

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 16.8%
Fannie Mae, 0.14%, due 11/24/10	$7,777,000	$7,775,367
Fannie Mae, 0.21%, due 2/09/11	10,620,000	10,611,885
Fannie Mae, 0.2%, due 2/22/11	10,710,000	10,701,432
Fannie Mae, 0.22%, due 3/01/11	5,000,000	4,995,386
Freddie Mac, 0.185%, due 12/09/10	10,600,000	10,596,241
Freddie Mac, 0.185%, due 12/14/10	8,800,000	8,796,654
Freddie Mac, 0.3%, due 4/26/11	6,000,000	5,989,650

Total U.S. Government Agencies and Equivalents		$59,466,615

CERTIFICATES OF DEPOSIT - 3.9%
Major Banks - 3.9%
Abbey National Treasury Services PLC/US Branch, 0.28%, due 11/23/10	$5,734,000	$5,734,000
BNP Paribas/New York Branch, 0.69%, due 1/14/11	7,830,000	7,830,000

Total Certificates of Deposit		$13,564,000

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE DEMAND NOTES - 2.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.21%, due 10/01/10	$2,800,000	$2,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.21%, due 10/01/10	2,600,000	2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.23%, due 10/01/10	3,200,000	3,200,000

Total Floating Rate Demand Notes		$8,600,000

REPURCHASE AGREEMENTS - 21.9%
Bank of America Corp., 0.22%, dated 9/30/10, due 10/01/10, total to be received $35,188,215 (secured by U.S. Treasury and Federal Agency obligations valued at $35,891,801 in a jointly traded account)	$35,188,000	$35,188,000
Goldman Sachs, 0.22%, dated 9/30/10, due 10/01/10, total to be received $35,188,215 (secured by U.S. Treasury and Federal Agency obligations valued at $35,891,790 in a jointly traded account)	35,188,000	35,188,000
Morgan Stanley, 0.22%, dated 9/30/10, due 10/01/10, total to be received $6,894,042 (secured by U.S. Treasury and Federal Agency obligations valued at $7,101,390 in a jointly traded account)	6,894,000	6,894,000

Total Repurchase Agreements		$77,270,000

Total Investments		$351,952,497

OTHER ASSETS, LESS LIABILITIES - 0.4%		1,554,193

NET ASSETS - 100.0%		$353,506,690

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is 351,952,497.

The following abbreviations are used in this report and are defined:

PLC Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$351,952,497	$—	$351,952,497

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.0%
Apparel Manufacturers - 0.5%
Stella International Holdings	432,000	$847,425

Biotechnology - 1.6%
Alimera Sciences, Inc. (a)	40,100	$383,757
Gen-Probe, Inc. (a)	24,400	1,182,424
Human Genome Sciences, Inc. (a)	45,420	1,353,062

		$2,919,243

Brokerage & Asset Managers - 1.2%
Stifel Financial Corp. (a)	47,206	$2,185,166

Business Services - 5.1%
Calix, Inc. (a)	58,300	$837,188
Constant Contact, Inc. (a)	137,540	2,947,482
CoStar Group, Inc. (a)	50,650	2,467,162
IFM Investments Ltd., ADR (a)	42,290	253,740
MSCI, Inc., “A” (a)	50,800	1,687,068
Ultimate Software Group, Inc. (a)	35,780	1,382,539

		$9,575,179

Computer Software - 8.2%
ANSYS, Inc. (a)	11,510	$486,298
Ariba, Inc. (a)	132,150	2,497,635
Autonomy Corp. PLC (a)	87,180	2,482,922
Blackboard, Inc. (a)	74,330	2,678,853
CommVault Systems, Inc. (a)	66,270	1,725,008
Nuance Communications, Inc. (a)	78,005	1,219,998
SolarWinds, Inc. (a)	101,980	1,760,175
SuccessFactors, Inc. (a)	75,520	1,896,307
Totvs S.A.	5,600	429,929

		$15,177,125

Computer Software - Systems - 3.1%
IntraLinks Holdings, Inc. (a)	97,860	$1,654,813
Premiere Global Services, Inc. (a)	62,500	442,500
PROS Holdings, Inc. (a)	138,700	1,287,136
Sonic Solutions (a)	126,800	1,442,984
Verifone Systems, Inc. (a)	32,200	1,000,454

		$5,827,887

Construction - 2.2%
Lennar Corp., “A”	117,400	$1,805,612
NVR, Inc. (a)	3,620	2,344,059

		$4,149,671

Consumer Products - 2.2%
Colgate-Palmolive (India) Ltd.	50,775	$984,482
Dabur India Ltd.	278,920	670,376
Hengan International Group Co. Ltd.	75,500	752,679
Hypermarcas S.A. (a)	57,700	896,533
L’Occitane International S.A. (a)	294,750	820,560

		$4,124,630

Consumer Services - 1.9%
Anhanguera Educacional Participacoes S.A., IEU	105,900	$1,878,285
Sotheby’s	42,980	1,582,524

		$3,460,809

Electrical Equipment - 2.3%
Mettler-Toledo International, Inc. (a)	12,560	$1,562,966
Sensata Technologies Holding B.V. (a)	140,550	2,777,268

		$4,340,234

Electronics - 14.0%
ARM Holdings PLC	249,970	$1,540,082
Cavium Networks, Inc. (a)	34,480	991,645
DynaVox, Inc., “A” (a)	119,880	973,426
Fabrinet (a)	134,950	2,134,909
Hittite Microwave Corp. (a)	54,090	2,577,389
Lam Research Corp. (a)	34,170	1,430,015
Monolithic Power Systems, Inc. (a)	143,310	2,340,252
NetLogic Microsystems, Inc. (a)	120,730	3,329,733
PMC-Sierra, Inc. (a)	308,080	2,267,469
Rubicon Technology, Inc. (a)(l)	25,780	584,948
Semtech Corp. (a)	51,070	1,031,103
Silicon Laboratories, Inc. (a)	68,410	2,507,227
Stratasys, Inc. (a)	41,760	1,157,587
Teradyne, Inc. (a)	261,400	2,911,996
Universal Display Corp. (a)	11,800	277,300

		$26,055,081

Energy - Independent - 5.5%
Bankers Petroleum Ltd. (a)	121,860	$962,894
Continental Resources, Inc. (a)	38,380	1,779,297
EXCO Resources, Inc.	225,230	3,349,170
Oasis Petroleum LLC (a)	79,890	1,547,469
Venoco, Inc. (a)	45,700	897,091
Whiting Petroleum Corp. (a)	18,240	1,742,102

		$10,278,023

Engineering - Construction - 0.9%
North American Energy Partners, Inc. (a)	196,800	$1,603,920

Food & Beverages - 0.8%
Green Mountain Coffee Roasters, Inc. (a)	45,100	$1,406,669

Forest & Paper Products - 1.4%
Universal Forest Products, Inc.	86,060	$2,517,255

Gaming & Lodging - 1.9%
Morgans Hotel Group Co. (a)	281,430	$2,060,068
WMS Industries, Inc. (a)	37,180	1,415,443

		$3,475,511

Health Maintenance Organizations - 0.3%
OdontoPrev S.A.	55,000	$646,543

Internet - 3.3%
Art Technology Group, Inc. (a)	159,030	$656,794
GSI Commerce, Inc. (a)	64,270	1,587,469
SciQuest, Inc. (a)	137,250	1,657,980
Shutterfly, Inc. (a)	47,870	1,244,141
TechTarget, Inc. (a)	202,820	1,064,805

		$6,211,189

Machinery & Tools - 2.7%
Bucyrus International, Inc.	38,560	$2,674,136
Douglas Dynamics, Inc.	40,860	504,621

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS New Discovery Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Titan Machinery, Inc. (a)			110,290	$1,797,727

				$4,976,484

Medical & Health Technology & Services - 6.1%
Allscripts Healthcare Solutions, Inc. (a)			80,380	$1,484,619
Amedisys, Inc. (a)			16,360	389,368
Brookdale Senior Living, Inc. (a)			181,840	2,965,810
Cerner Corp. (a)			17,360	1,458,066
Diagnosticos da America S.A.			112,300	1,353,972
Fleury S.A.			54,300	673,936
Gentiva Health Services, Inc. (a)			20,630	450,766
Healthcare Services Group, Inc.			48,315	1,101,099
IDEXX Laboratories, Inc. (a)			24,856	1,534,112

				$11,411,748

Medical Equipment - 6.5%
AGA Medical Holdings, Inc. (a)			83,910	$1,171,384
DexCom, Inc. (a)			215,010	2,842,432
Heartware International, Inc. (a)			8,590	590,648
Masimo Corp.			62,450	1,705,510
NxStage Medical, Inc. (a)			77,770	1,485,407
Thoratec Corp. (a)			67,900	2,510,942
Volcano Corp. (a)			37,630	977,627
Zoll Medical Corp. (a)			28,310	913,564

				$12,197,514

Metals & Mining - 3.0%
Globe Specialty Metals, Inc.			147,040	$2,064,442
Iluka Resources Ltd. (a)			385,870	2,237,775
Molycorp, Inc. (a)			46,160	1,305,866

				$5,608,083

Network & Telecom - 1.8%
Ciena Corp. (a)			127,020	$1,977,701
Polycom, Inc. (a)			49,430	1,348,450

				$3,326,151

Oil Services - 1.2%
Dresser-Rand Group, Inc. (a)			61,160	$2,256,192

Other Banks & Diversified Financials - 1.6%
Cathay General Bancorp, Inc.			40,470	$481,188
First Interstate BancSystem, Inc.			69,880	940,585
Metro Bancorp, Inc. (a)			81,230	843,980
Sterling Bancshares, Inc.			141,160	758,029

				$3,023,782

Pharmaceuticals - 1.0%
Auxilium Pharmaceuticals, Inc. (a)			45,600	$1,129,968
Genomma Lab Internacional S.A., “B” (a)			338,100	650,087

				$1,780,055

Precious Metals & Minerals - 1.0%
Stillwater Mining Co. (a)			110,160	$1,855,094

Printing & Publishing - 1.5%
VistaPrint Ltd. (a)			72,640	$2,807,536

Railroad & Shipping - 2.4%
Aegean Marine Petroleum Network, Inc.			170,370	$2,834,957
Diana Shipping, Inc. (a)			134,510	1,708,277

				$4,543,234

Real Estate - 1.4%
Brasil Brokers Participacoes			254,800	$1,129,433
Chesapeake Lodging Trust, REIT			37,620	615,463
Pebblebrook Hotel Trust, REIT (a)			48,280	869,523

				$2,614,419

Restaurants - 3.6%
Country Style Cooki, ADR (a)			47,850	$1,368,032
P.F. Chang’s China Bistro, Inc.			59,160	2,733,192
Peet’s Coffee & Tea, Inc. (a)			22,880	783,177
Red Robin Gourmet Burgers, Inc. (a)			22,270	436,715
Texas Roadhouse, Inc., “A” (a)			93,210	1,310,533

				$6,631,649

Special Products & Services - 0.5%
PICO Holdings, Inc. (a)			31,050	$927,153

Specialty Chemicals - 0.3%
Asian Paints Ltd.			10,867	$644,064

Specialty Stores - 9.0%
Blue Nile, Inc. (a)			54,690	$2,433,158
Citi Trends, Inc. (a)			118,950	2,879,780
hhgregg, Inc. (a)			115,400	2,857,304
J. Crew Group, Inc. (a)			69,930	2,351,047
Monro Muffler Brake, Inc.			33,890	1,562,668
Rue21, Inc. (a)			107,720	2,780,253
Urban Outfitters, Inc. (a)			39,540	1,243,138
Zumiez, Inc. (a)			32,850	695,106

				$16,802,454

Total Common Stocks				$186,207,172

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	50,440	$133

MONEY MARKET FUNDS (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			135,265	$135,265

COLLATERAL FOR SECURITIES LOANED - 0.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			833,565	$833,565

Total Investments				$187,176,135

OTHER ASSETS, LESS LIABILITIES - (0.5)%				(987,984)

NET ASSETS - 100.0%				$186,188,151

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS New Discovery Portfolio

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrant)	4/18/07	$70,840	$133
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$153,333,446	$133	$—	$153,333,579
Foreign Equities	32,873,726	—	—	32,873,726
Mutual Funds	968,830	—	—	968,830

Total Investments	$187,176,002	$133	$—	$187,176,135

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,590,161

Gross unrealized appreciation	$18,776,761
Gross unrealized depreciation	(10,190,787)

Net unrealized appreciation (depreciation)	$8,585,974

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	1,095,029	46,709,186	(47,668,950)	135,265

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$998	$135,265

5

MFS INVESTMENT MANAGEMENT

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 0.9%
Honeywell International, Inc.	13,790	$605,933
Precision Castparts Corp.	6,060	771,741

		$1,377,674

Alcoholic Beverages - 0.7%
Heineken N.V.	20,220	$1,048,570

Apparel Manufacturers - 1.6%
Li & Fung Ltd.	80,000	$450,067
LVMH Moet Hennessy Louis Vuitton S.A.	4,830	708,492
NIKE, Inc., “B”	16,930	1,356,770

		$2,515,329

Automotive - 1.4%
Bayerische Motoren Werke AG	16,770	$1,176,006
Bridgestone Corp.	30,400	553,886
Mando Corp. (a)	2,960	358,237

		$2,088,129

Biotechnology - 0.5%
Gilead Sciences, Inc. (a)	21,910	$780,215

Broadcasting - 0.4%
Publicis Groupe S.A.	12,980	$616,493

Brokerage & Asset Managers - 3.1%
Aberdeen Asset Management PLC	236,890	$597,269
Affiliated Managers Group, Inc. (a)	6,180	482,102
BM&F Bovespa S.A.	100,400	839,634
Charles Schwab Corp.	20,980	291,622
CME Group, Inc.	1,180	307,331
Deutsche Boerse AG	13,830	922,797
Franklin Resources, Inc.	10,060	1,075,414
Nomura Holdings, Inc.	48,300	233,747

		$4,749,916

Business Services - 1.5%
Accenture Ltd., “A”	20,390	$866,371
Cielo S.A.	44,400	386,532
Cognizant Technology Solutions Corp., “A” (a)	8,120	523,496
Mitsubishi Corp.	19,000	450,874

		$2,227,273

Cable TV - 0.4%
Comcast Corp., “Special A”	35,500	$603,855

Chemicals - 1.7%
Celanese Corp.	28,510	$915,171
Monsanto Co.	28,000	1,342,040
Nufarm Ltd.	103,042	359,539

		$2,616,750

Computer Software - 2.1%
Adobe Systems, Inc. (a)	22,600	$590,990
Autodesk, Inc. (a)	14,090	450,457
Oracle Corp.	78,210	2,099,939

		$3,141,386

Computer Software - Systems - 5.5%
Acer, Inc.	543,679	$1,381,755
Apple, Inc. (a)(s)	13,780	3,910,075
EMC Corp. (a)	66,500	1,350,615
Hewlett-Packard Co.	32,960	1,386,627
Konica Minolta Holdings, Inc.	31,500	307,151

		$8,336,223

Conglomerates - 0.7%
Hutchison Whampoa Ltd.	114,000	$1,063,766

Construction - 1.0%
Anhui Conch Cement Co. Ltd.	94,000	$427,061
Corporacion GEO S.A.B. de C.V., “B” (a)	30,150	86,514
Corporacion Moctezuma S.A. de C.V.	69,100	167,244
Duratex S.A.	7,800	84,592
Sherwin-Williams Co.	6,510	489,161
Urbi Desarrollos Urbanos S.A. de C.V. (a)	98,850	205,754

		$1,460,326

Consumer Products - 2.5%
Procter & Gamble Co.	38,620	$2,316,041
Reckitt Benckiser Group PLC	26,810	1,474,475

		$3,790,516

Electrical Equipment - 2.7%
Danaher Corp. (s)	51,010	$2,071,516
Schneider Electric S.A.	7,138	905,069
Siemens AG	10,830	1,143,177

		$4,119,762

Electronics - 1.1%
First Solar, Inc. (a)	3,540	$521,619
Intel Corp.	17,150	329,795
Samsung Electronics Co. Ltd.	633	431,345
Samsung Electronics Co. Ltd., GDR	1,092	374,556

		$1,657,315

Energy - Independent - 2.3%
Apache Corp.	11,470	$1,121,307
CNOOC Ltd.	243,000	471,039
CONSOL Energy, Inc.	7,490	276,830
INPEX Corp.	162	762,650
Massey Energy Co.	8,940	277,319
Southwestern Energy Co. (a)	9,180	306,979
Tullow Oil PLC	14,766	295,516

		$3,511,640

Energy - Integrated - 6.2%
BP PLC	348,880	$2,344,581
Chevron Corp. (s)	18,120	1,468,626
China Petroleum & Chemical Corp.	646,000	572,827
Exxon Mobil Corp.	38,540	2,381,387
Hess Corp.	7,040	416,205
Royal Dutch Shell PLC, “A”	78,170	2,352,794

		$9,536,420

Engineering - Construction - 1.9%
Downer EDI Ltd.	35,310	$167,914
Fluor Corp.	31,200	1,545,336

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Engineering - Construction - continued
JGC Corp.	33,000	$572,796
Keppel Corp. Ltd.	84,000	573,584

		$2,859,630

Food & Beverages - 3.9%
General Mills, Inc.	31,670	$1,157,222
Nestle S.A.	39,468	2,102,630
PepsiCo, Inc.	39,770	2,642,319

		$5,902,171

Food & Drug Stores - 1.4%
Lawson, Inc.	11,600	$531,505
Tesco PLC	116,180	773,830
Walgreen Co.	26,410	884,735

		$2,190,070

Gaming & Lodging - 0.4%
Sands China Ltd. (a)	359,200	$648,137

General Merchandise - 2.1%
Kohl’s Corp. (a)	16,220	$854,470
Target Corp.	43,050	2,300,592

		$3,155,062

Insurance - 4.4%
ACE Ltd.	6,250	$364,063
Aflac, Inc.	13,250	685,158
Aon Corp.	11,830	462,671
China Pacific Insurance Co. Ltd.	116,000	435,812
Chubb Corp.	5,360	305,466
Hiscox Ltd.	95,712	524,434
ING Groep N.V. (a)	92,912	963,900
MetLife, Inc.	13,120	504,464
Prudential Financial, Inc.	8,220	445,360
QBE Insurance Group Ltd.	33,610	560,704
SNS REAAL Groep N.V. (a)	58,400	239,240
Swiss Reinsurance Co.	3,360	147,339
Zurich Financial Services Ltd.	4,280	1,003,088

		$6,641,699

Internet - 1.4%
Google, Inc., “A” (a)	4,140	$2,176,771

Machinery & Tools - 2.1%
Beml Ltd.	16,860	$404,906
Bucyrus International, Inc.	8,260	572,831
Glory Ltd.	19,700	480,937
MAN SE	11,195	1,220,317
Sinotruk Hong Kong Ltd.	573,000	584,163

		$3,263,154

Major Banks - 8.6%
Bank of America Corp.	150,080	$1,967,549
Bank of New York Mellon Corp.	22,906	598,534
Barclays PLC	165,670	779,712
BNP Paribas	26,720	1,900,347
Credit Suisse Group AG	32,590	1,392,948
Goldman Sachs Group, Inc.	7,570	1,094,471
HSBC Holdings PLC	149,374	1,513,502
JPMorgan Chase & Co.	48,490	1,846,014
KBC Group N.V. (a)	15,799	708,708
Sumitomo Mitsui Financial Group, Inc.	27,700	806,977
SunTrust Banks, Inc.	21,750	561,803

		$13,170,565

Medical & Health Technology & Services - 0.5%
Miraca Holdings, Inc.	19,900	$704,414

Medical Equipment - 2.9%
Becton, Dickinson & Co.	11,590	$858,819
Medtronic, Inc.	35,300	1,185,374
St. Jude Medical, Inc. (a)	24,040	945,734
Synthes, Inc.	6,460	746,813
Thermo Fisher Scientific, Inc. (a)	15,290	732,085

		$4,468,825

Metals & Mining - 3.8%
BHP Billiton PLC	50,150	$1,595,307
Iluka Resources Ltd. (a)	139,580	809,466
Steel Authority of India Ltd.	100,834	460,244
Teck Resources Ltd., “B”	53,820	2,213,687
United States Steel Corp.	8,400	368,256
Usinas Siderurgicas de Minas Gerais S.A., IPS	27,100	363,576

		$5,810,536

Natural Gas - Distribution - 0.4%
Tokyo Gas Co. Ltd.	133,000	$603,821

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	35,980	$687,578

Network & Telecom - 1.3%
Cisco Systems, Inc. (a)	92,990	$2,036,481
Nortel Networks Corp. (a)	11,112	244

		$2,036,725

Oil Services - 1.9%
Halliburton Co.	46,780	$1,547,015
Schlumberger Ltd.	23,060	1,420,727

		$2,967,742

Other Banks & Diversified Financials - 4.8%
Aeon Credit Service Co. Ltd.	38,900	$418,916
Banco Santander S.A., IEU	88,600	1,193,901
Bank Rakyat Indonesia	905,000	1,014,006
China Construction Bank	2,011,000	1,762,478
Citigroup, Inc. (a)	117,360	457,704
ICICI Bank Ltd.	54,973	1,361,571
MasterCard, Inc., “A”	3,630	813,120
Zions Bancorporation	13,580	290,069

		$7,311,765

Pharmaceuticals - 4.3%
Johnson & Johnson	25,040	$1,551,478
Pfizer, Inc.	78,630	1,350,077
Roche Holding AG	10,700	1,461,293
Sanofi-Aventis	21,240	1,415,197
Teva Pharmaceutical Industries Ltd., ADR	15,770	831,868

		$6,609,913

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Precious Metals & Minerals - 0.6%
Anglo American Platinum Corp. Ltd. (a)	2,682	$254,338
Newcrest Mining Ltd.	18,085	693,434

		$947,772

Railroad & Shipping - 0.9%
Canadian National Railway Co.	11,870	$759,917
East Japan Railway Co.	10,900	658,074

		$1,417,991

Restaurants - 1.0%
McDonald’s Corp.	20,480	$1,525,965

Specialty Chemicals - 2.0%
Akzo Nobel N.V.	19,460	$1,200,563
Formosa Plastics Corp.	100,000	245,507
Linde AG	7,440	968,414
Praxair, Inc.	7,090	639,943

		$3,054,427

Specialty Stores - 1.7%
Abercrombie & Fitch Co., “A”	14,060	$552,839
Esprit Holdings Ltd.	153,922	835,190
Limited Brands, Inc.	28,880	773,406
Staples, Inc.	24,170	505,636

		$2,667,071

Telecommunications - Wireless - 1.9%
Cellcom Israel Ltd.	18,680	$567,312
Vivo Participacoes S.A., ADR	19,680	534,706
Vodafone Group PLC	700,340	1,728,357

		$2,830,375

Telephone Services - 3.6%
American Tower Corp., “A” (a)	10,350	$530,541
AT&T, Inc.	37,120	1,061,632
China Unicom Ltd.	436,000	638,363
Royal KPN N.V.	109,160	1,688,277
Telecom Italia S.p.A.	368,900	515,476
Telecom Italia S.p.A.	228,520	257,480
Virgin Media, Inc.	31,480	724,670

		$5,416,439

Tobacco - 0.5%
Japan Tobacco, Inc.	221	$735,696

Trucking - 0.9%
Expeditors International of
Washington, Inc.	16,540	$764,644
Yamato Holdings Co. Ltd.	51,300	620,664

		$1,385,308

Utilities - Electric Power - 3.5%
American Electric Power Co., Inc.	20,020	$725,325
CEZ AS	23,680	1,060,309
Energias de Portugal S.A.	290,660	996,153
PG&E Corp.	33,950	1,542,009
Red Electrica de Espana	8,244	387,669
Tractebel Energia S.A.	46,670	698,395

		$5,409,860

Total Common Stocks		$151,841,040

CONVERTIBLE PREFERRED STOCKS - 0.4%
Other Banks & Diversified Financials - 0.3%
Citigroup, Inc., 7.5%	4,000	$474,040

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	2,580	$147,215

Total Convertible Preferred Stocks		$621,255

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	59	$59

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
METALS & MINING - 0.0%
United States Steel Corp. - October 2010 @ $75	351	$351

Total Investments		$152,462,705

Issuer	Shares/Par
SECURITIES SOLD SHORT - (0.5)%
Electrical Equipment - (0.3)%
Emerson Electric Co.	(7,500)	$(394,950)

Machinery & Tools - (0.3)%
Caterpillar, Inc.	(5,300)	$(417,004)

Total Securities Sold Short		$(811,954)

OTHER ASSETS, LESS LIABILITIES - 0.6%		956,051

NET ASSETS - 100.0%		$152,606,802

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $516,605.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$76,057,803	$351	$—	$76,058,154
Foreign Equity	76,404,492	—	—	76,404,492
Mutual Funds	59	—	—	59

Total Investments	$152,462,354	$351	$—	$152,462,705

Short Sales	$(811,954)	$—	$—	$(811,954)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to 34,706,446 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$143,889,916

Gross unrealized appreciation	$17,560,604
Gross unrealized depreciation	(8,987,815)

Net unrealized appreciation (depreciation)	$8,572,789

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	100	19,415,854	(19,415,895)	59

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$682	$59

5

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	49.8%
United Kingdom	9.1%
Japan	5.5%
Switzerland	4.5%
France	3.6%
Germany	3.6%
Netherlands	3.4%
China	3.2%
Brazil	2.7%
Other Countries	14.6%

6

MFS® Research International Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Alcoholic Beverages - 1.3%
Heineken N.V.	59,540	$3,087,628

Apparel Manufacturers - 2.5%
Li & Fung Ltd.	212,000	$1,192,677
LVMH Moet Hennessy Louis Vuitton S.A.	33,030	4,845,030

		$6,037,707

Automotive - 2.2%
Bayerische Motoren Werke AG	43,150	$3,025,919
Bridgestone Corp.	117,900	2,148,130

		$5,174,049

Broadcasting - 1.6%
Publicis Groupe S.A. (l)	40,620	$1,929,273
WPP Group PLC	176,373	1,951,918

		$3,881,191

Brokerage & Asset Managers - 3.3%
Aberdeen Asset Management PLC	460,930	$1,162,140
BM&F Bovespa S.A.	171,200	1,431,726
Deutsche Boerse AG	27,960	1,865,611
Hong Kong Exchanges & Clearing Ltd.	123,600	2,434,134
Nomura Holdings, Inc.	230,400	1,115,017

		$8,008,628

Business Services - 2.0%
Cognizant Technology Solutions Corp., “A” (a)	20,520	$1,322,924
Mitsubishi Corp.	98,000	2,325,563
Nomura Research, Inc.	60,600	1,138,972

		$4,787,459

Chemicals - 0.6%
Monsanto Co.	12,720	$609,670
Nufarm Ltd.	229,316	800,140

		$1,409,810

Computer Software - 0.5%
Dassault Systems S.A.	16,370	$1,204,193

Computer Software - Systems - 2.8%
Acer, Inc.	1,197,935	$3,044,541
Konica Minolta Holdings, Inc.	290,000	2,827,743
Ricoh Co. Ltd.	65,000	916,447

		$6,788,731

Conglomerates - 1.6%
Hutchison Whampoa Ltd.	408,000	$3,807,162

Construction - 0.7%
Geberit AG	6,090	$1,084,567
Urbi Desarrollos Urbanos S.A. de C.V. (a)	226,350	471,142

		$1,555,709

Consumer Products - 1.6%
Kimberly-Clark de Mexico S.A. de C.V., “A”	122,360	$779,118
Reckitt Benckiser Group PLC	53,360	2,934,650

		$3,713,768

Electrical Equipment - 3.4%
Legrand S.A.	16,490	$557,729
Schneider Electric S.A.	24,076	3,052,738
Siemens AG	43,440	4,585,373

		$8,195,840

Electronics - 1.3%
Samsung Electronics Co. Ltd.	3,358	$2,288,240
Taiwan Semiconductor Manufacturing Co. Ltd.	415,804	825,180

		$3,113,420

Energy - Independent - 1.2%
CNOOC Ltd.	395,000	$765,680
INPEX Corp.	384	1,807,762
Tullow Oil PLC	18,055	361,339

		$2,934,781

Energy - Integrated - 6.0%
BG Group PLC	151,930	$2,669,488
BP PLC	542,240	3,644,020
China Petroleum & Chemical Corp.	1,870,000	1,658,184
Royal Dutch Shell PLC, “A”	209,590	6,308,330

		$14,280,022

Engineering - Construction - 2.0%
Downer EDI Ltd.	109,200	$519,292
JGC Corp.	117,000	2,030,822
Keppel Corp. Ltd.	303,000	2,068,999
Outotec Oyj	1,959	82,949

		$4,702,062

Food & Beverages - 4.6%
Groupe Danone	62,204	$3,720,583
Nestle S.A.	138,938	7,401,826

		$11,122,409

Food & Drug Stores - 1.9%
Lawson, Inc.	59,900	$2,744,580
Tesco PLC	279,830	1,863,839

		$4,608,419

Insurance - 4.4%
Amlin PLC	75,442	$475,588
China Pacific Insurance Co. Ltd.	384,600	1,444,942
Hiscox Ltd.	172,954	947,666
ING Groep N.V. (a)	310,260	3,218,741
SNS REAAL Groep N.V. (a)	209,350	857,616
Swiss Reinsurance Co.	38,000	1,666,331
Zurich Financial Services Ltd.	8,680	2,034,299

		$10,645,183

Machinery & Tools - 3.1%
Beml Ltd.	28,720	$689,734
Glory Ltd.	80,300	1,960,367
KONE Oyj “B”	4,265	220,361
MAN SE	33,856	3,690,490
Schindler Holding AG	3,300	353,961

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Sinotruk Hong Kong Ltd.	418,500	$426,653

		$7,341,566

Major Banks - 11.8%
Bank of China Ltd.	2,955,000	$1,550,082
Barclays PLC	612,050	2,880,561
BNP Paribas	77,468	5,509,584
BOC Hong Kong Holdings Ltd.	514,500	1,631,260
Commonwealth Bank of Australia	60,450	2,989,757
Credit Suisse Group AG	67,000	2,863,685
HSBC Holdings PLC	638,867	6,473,193
Julius Baer Group Ltd.	21,862	795,811
KBC Group N.V. (a)	22,129	992,657
Sumitomo Mitsui Financial Group, Inc.	92,900	2,706,430

		$28,393,020

Medical & Health Technology & Services - 2.1%
Diagnosticos da America S.A.	93,800	$1,130,922
Miraca Holdings, Inc.	55,300	1,957,493
Rhoen-Klinikum AG	85,130	1,878,326

		$4,966,741

Medical Equipment - 0.7%
Synthes, Inc.	13,740	$1,588,423

Metals & Mining - 3.9%
BHP Billiton PLC	148,870	$4,735,661
Iluka Resources Ltd. (a)	290,130	1,682,550
Teck Resources Ltd., “B”	69,330	2,851,633

		$9,269,844

Natural Gas - Distribution - 1.1%
Tokyo Gas Co. Ltd.	561,000	$2,546,945

Network & Telecom - 0.9%
Ericsson, Inc., “B”	169,430	$1,860,114
Nokia Oyj	41,210	414,043

		$2,274,157

Oil Services - 0.7%
Schlumberger Ltd.	28,130	$1,733,089

Other Banks & Diversified Financials - 4.8%
Aeon Credit Service Co. Ltd.	125,300	$1,349,361
Banco Santander Brasil S.A., ADR	175,130	2,411,540
China Construction Bank	2,492,000	2,184,035
HDFC Bank Ltd., ADR	13,340	2,459,496
ICICI Bank Ltd.	106,971	2,649,458
ICICI Bank Ltd., ADR	10,370	516,945

		$11,570,835

Pharmaceuticals - 5.8%
Bayer AG	41,634	$2,903,149
Roche Holding AG	37,170	5,076,288
Sanofi-Aventis	61,590	4,103,671
Santen, Inc.	55,000	1,904,708

		$13,987,816

Precious Metals & Minerals - 0.8%
Newcrest Mining Ltd.	49,254	$1,888,547

Railroad & Shipping - 1.0%
East Japan Railway Co.	38,300	$2,312,314

Specialty Chemicals - 3.7%
Akzo Nobel N.V.	65,550	$4,044,035
Linde AG	30,690	3,994,707
Symrise AG	34,048	946,189

		$8,984,931

Specialty Stores - 2.0%
Esprit Holdings Ltd.	382,113	$2,073,369
Industria de Diseno Textil S.A.	35,290	2,803,317

		$4,876,686

Telecommunications - Wireless - 3.3%
Cellcom Israel Ltd.	28,200	$856,434
KDDI Corp.	298	1,426,102
Vivo Participacoes S.A., ADR	31,110	845,259
Vodafone Group PLC	1,925,130	4,750,996

		$7,878,791

Telephone Services - 2.5%
China Unicom Ltd.	742,000	$1,086,388
PT XL Axiata Tbk (a)	840,500	508,538
Royal KPN N.V.	202,530	3,132,344
Telecom Italia S.p.A.	583,800	815,762
Telecom Italia S.p.A.	360,870	406,602

		$5,949,634

Tobacco - 0.7%
Japan Tobacco, Inc.	510	$1,697,760

Trucking - 1.0%
Yamato Holdings Co. Ltd.	201,100	$2,433,050

Utilities - Electric Power - 3.6%
CEZ AS	25,780	$1,154,340
Cheung Kong Infrastructure Holdings Ltd.	151,000	599,419
E.ON AG	48,673	1,435,226
Energias de Portugal S.A.	560,740	1,921,774
Fortum Corp.	48,100	1,258,333
Red Electrica de Espana	25,379	1,193,456
Tractebel Energia S.A.	73,140	1,094,506

		$8,657,054

Total Common Stocks		$237,409,374

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	1,101,006	$1,101,006

COLLATERAL FOR SECURITIES LOANED - 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	251	$251

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Research International Portfolio

Total Investments	$238,510,631

OTHER ASSETS, LESS LIABILITIES - 0.5%	1,203,476

NET ASSETS - 100.0%	$239,714,107

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$237,409,374	$—	$—	$237,409,374
Mutual Funds	1,101,257	—	—	1,101,257

Total Investments	$238,510,631	$—	$—	$238,510,631

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $136,836,392 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

4

MFS Research International Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$231,704,896

Gross unrealized appreciation	$22,756,310
Gross unrealized depreciation	(15,950,575)

Net unrealized appreciation (depreciation)	$6,805,735

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	3,132,603	42,541,601	(44,573,198)	1,101,006

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,786	$1,101,006

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United Kingdom	17.2%
Japan	15.6%
France	10.4%
Germany	10.1%
Switzerland	9.5%
Netherlands	6.0%
Hong Kong	4.9%
China	3.8%
Australia	3.3%
Other Countries	19.2%

5

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS  9/30/10 (unaudited)

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 97.0%
Aerospace - 0.6%
Alliant Techsystems, Inc., 6.875%, 2020	$25,000	$25,371
BE Aerospace, Inc., 8.5%, 2018	45,000	49,050
BE Aerospace, Inc., 6.875%, 2020	15,000	15,300
Bombardier, Inc., 7.5%, 2018 (n)	85,000	91,375
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	75,000	57,844
Oshkosh Corp., 8.25%, 2017	20,000	21,500
Oshkosh Corp., 8.5%, 2020	30,000	32,475

		$292,915

Airlines - 0.1%
American Airlines Pass-Through Trust, 7.377%, 2019	$36,350	$33,261

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$50,000	$52,813
Phillips-Van Heusen Corp., 7.375%, 2020	55,000	57,956

		$110,769

Asset-Backed & Securitized - 5.8%
Anthracite Ltd., CDO, 6%, 2037 (z)	$200,000	$10,000
ARCap REIT, Inc., CDO, “H”, 6.085%, 2045 (z)	200,000	12,000
Bank of Nova Scotia, 1.45%, 2013 (n)	240,000	242,595
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040 (z)	190,131	83,316
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	56,580	56,580
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	160,000	160,096
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	95,063	100,600
Compagnie de Financement Foncier, FRN, 1.262%, 2012 (n)	400,000	399,326
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018 (z)	151,621	122,813
Crest Ltd., CDO, 7%, 2040	274,725	13,736
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	160,189	161,482
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	249,113	259,289
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	132,219	108,419
Falcon Franchise Loan LLC, FRN, 3.09%, 2023 (i)(z)	365,904	16,758
Falcon Franchise Loan LLC, FRN, 3.071%, 2025 (i)(z)	539,622	43,116
First Union-Lehman Brothers Bank of America, FRN, 0.579%, 2035 (i)	2,263,364	41,096
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	84,937	89,101
GMAC LLC, FRN, 6.02%, 2033 (z)	350,000	344,131
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	157,369
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039 (i)(z)	2,044,508	65,424
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	411,000	414,581
Salomon Brothers Mortgage Securities, Inc., FRN, 6.929%, 2032 (z)	210,129	222,963

		$3,124,791

Automotive - 1.3%
Accuride Corp., 9.5%, 2018 (n)	$40,000	$42,000
Allison Transmission, Inc., 11%, 2015 (n)	75,000	81,375
Ford Motor Credit Co. LLC, 12%, 2015	330,000	415,624
General Motors Corp., 7.125%, 2013 (d)	50,000	16,125
Goodyear Tire & Rubber Co., 10.5%, 2016	75,000	84,938
Johnson Controls, Inc., 5.25%, 2011	60,000	60,770

		$700,832

Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (n)	$55,000	$59,125

Biotechnology - 0.0%
UHS Escrow Corp., 7%, 2018 (z)	$5,000	$5,163

Broadcasting - 2.3%
Allbritton Communications Co., 8%, 2018	$25,000	$25,063
CBS Corp., 5.75%, 2020	40,000	44,428
Entravision Communications Corp., 8.75%, 2017 (n)	10,000	10,200
Intelsat Jackson Holdings Ltd., 9.5%, 2016	180,000	191,925
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (z)	30,000	30,150
Lamar Media Corp., “C”, 6.625%, 2015	70,000	70,875
LBI Media, Inc., 8.5%, 2017 (z)	55,000	46,750
Local TV Finance LLC, 10%, 2015 (p)(z)	63,215	53,856
NBC Universal, Inc., 5.95%, 2041 (z)	161,000	165,606
Newport Television LLC, 13%, 2017 (n)(p)	21,849	18,842
News America, Inc., 6.4%, 2035	220,000	243,974
News America, Inc., 6.9%, 2039	47,000	55,387
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	89,774	86,308
Nexstar Broadcasting Group, Inc., 7%, 2014	30,000	29,625
Salem Communications Corp., 9.625%, 2016	14,000	14,875
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	26,813
Sinclair Broadcast Group, Inc., 8.375%, 2018 (z)	5,000	5,038

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	$30,000	$31,875
Univision Communications, Inc., 12%, 2014 (n)	25,000	27,344
Univision Communications, Inc., 9.75%, 2015 (n)(p)	84,069	80,006

		$1,258,940

Brokerage & Asset Managers - 0.9%
E*TRADE Financial Corp., 7.875%, 2015	$40,000	$39,100
E*TRADE Financial Corp., 12.5%, 2017	15,000	17,100
Janus Capital Group, Inc., 6.95%, 2017	70,000	73,123
Nuveen Investments, Inc., 10.5%, 2015	20,000	19,875
TD AMERITRADE Holding Corp., 5.6%, 2019	310,000	342,554

		$491,752

Building - 1.3%
Associated Materials, Inc., 11.25%, 2014	$50,000	$52,250
Building Materials Holding Corp., 6.875%, 2018 (n)	20,000	19,650
Building Materials Holding Corp., 7%, 2020 (n)	20,000	20,500
CRH PLC, 8.125%, 2018	120,000	144,699
Lafarge S.A., 6.15%, 2011	330,000	339,997
Masco Corp., 7.125%, 2020	20,000	20,488
Nortek, Inc., 11%, 2013	80,288	85,306
Ply Gem Industries, Inc., 11.75%, 2013	35,000	37,450

		$720,340

Business Services - 0.5%
First Data Corp., 9.875%, 2015	$60,000	$49,050
Interactive Data Corp., 10.25%, 2018 (n)	30,000	32,100
Iron Mountain, Inc., 6.625%, 2016	60,000	60,300
Iron Mountain, Inc., 8.375%, 2021	25,000	27,031
SunGard Data Systems, Inc., 10.25%, 2015	91,000	95,778

		$264,259

Cable TV - 2.5%
Cablevision Systems Corp., 8.625%, 2017	$35,000	$38,500
CCH II LLC, 13.5%, 2016	15,000	17,813
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	10,000	10,375
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	10,000	10,600
Charter Communications Operating LLC, 10.875%, 2014 (n)	110,000	124,575
CSC Holdings LLC, 8.5%, 2014	80,000	88,100
CSC Holdings LLC, 8.5%, 2015	25,000	27,313
DIRECTV Holdings LLC, 5.875%, 2019	70,000	79,449
EchoStar Corp., 7.125%, 2016	70,000	73,588
Insight Communications Co., Inc., 9.375%, 2018 (n)	30,000	31,875
Mediacom LLC, 9.125%, 2019	55,000	56,925
Myriad International Holdings B.V., 6.375%, 2017 (n)	128,000	132,557
TCI Communications, Inc., 9.8%, 2012	245,000	272,024
Time Warner Cable, Inc., 8.25%, 2019	190,000	245,305
Videotron LTEE, 6.875%, 2014	35,000	35,525
Virgin Media Finance PLC, 9.125%, 2016	100,000	107,000

		$1,351,524

Chemicals - 2.2%
Ashland, Inc., 9.125%, 2017	$95,000	$108,775
Braskem S.A., 7%, 2020 (z)	129,000	136,256
Celanese U.S. Holdings LLC, 6.625%, 2018 (z)	30,000	30,675
Dow Chemical Co., 8.55%, 2019	260,000	328,299
Hexion Specialty Chemicals, Inc., 8.875%, 2018	70,000	68,600
Huntsman International LLC, 8.625%, 2021 (z)	80,000	82,800
Lyondell Chemical Co., 11%, 2018	38,356	42,431
Momentive Performance Materials, Inc., 12.5%, 2014	65,000	73,450
Momentive Performance Materials, Inc., 11.5%, 2016	26,000	26,000
Nalco Finance Holdings, Inc., 9%, 2014	115,000	117,588
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	105,331
Solutia, Inc., 7.875%, 2020	70,000	74,813

		$1,195,018

Computer Software - 0.2%
Oracle Corp., 5.375%, 2040 (n)	$103,000	$110,785

Conglomerates - 0.1%
Amsted Industries, Inc., 8.125%, 2018 (n)	$50,000	$52,063
Pinafore LLC, 9%, 2018 (z)	15,000	15,750

		$67,813

Construction - 0.5%
Lennar Corp., 5.125%, 2010	$270,000	$270,000

Consumer Products - 1.0%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,588
ACCO Brands Corp., 7.625%, 2015	25,000	24,000
Central Garden & Pet Co., 8.25%, 2018	40,000	40,850
Easton-Bell Sports, Inc., 9.75%, 2016	30,000	32,588
Hasbro, Inc., 6.125%, 2014	40,000	43,737
Jarden Corp., 7.5%, 2017	65,000	67,275
Libbey Glass, Inc., 10%, 2015 (n)	45,000	48,375
NBTY, Inc., 9%, 2018 (z)	5,000	5,250

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 4.7%, 2020	$97,000	$101,556
Visant Corp., 10%, 2017 (z)	40,000	41,800
Whirlpool Corp., 8%, 2012	91,000	99,164

		$510,183

Consumer Services - 0.9%
KAR Holdings, Inc., 10%, 2015	$30,000	$31,500
KAR Holdings, Inc., FRN, 4.465%, 2014	35,000	32,375
Service Corp. International, 7%, 2017	135,000	142,763
Ticketmaster Entertainment, Inc., 10.75%, 2016	40,000	43,800
Western Union Co., 5.4%, 2011	230,000	240,141

		$490,579

Containers - 0.5%
Graham Packaging Holdings Co., 9.875%, 2014	$100,000	$103,750
Graham Packaging Holdings Co., 8.25%, 2018 (z)	5,000	5,081
Greif, Inc., 6.75%, 2017	125,000	128,906
Owens-Illinois, Inc., 7.375%, 2016	35,000	37,669

		$275,406

Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$233,952
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	70,817
ManTech International Corp., 7.25%, 2018	35,000	36,313
MOOG, Inc., 7.25%, 2018	25,000	25,375

		$366,457

Electronics - 0.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$25,000	$26,625
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	35,000	36,400
Jabil Circuit, Inc., 7.75%, 2016	50,000	54,813

		$117,838

Emerging Market Quasi-Sovereign - 2.1%
Banco do Brasil S.A., 5.375%, 2021 (z)	$166,000	$166,725
IIRSA Norte Finance Ltd., 8.75%, 2024	132,677	153,242
Petrobras International Finance Co., 7.875%, 2019	117,000	145,911
Petroleos Mexicanos, 5.5%, 2021 (n)	106,000	104,952
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	223,050	243,633
VEB Finance Ltd., 6.902%, 2020 (n)	132,000	144,368
VTB Capital S.A., 6.465%, 2015 (n)	158,000	163,530

		$1,122,361

Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 0.677%, 2012	$75,725	$68,670
Republic of Philippines, 6.375%, 2034	100,000	116,500
Republic of South Africa, 5.5%, 2020	113,000	126,278
United Mexican States, 5.95%, 2019	6,000	7,041

		$318,489

Energy - Independent - 2.5%
Anadarko Petroleum Corp., 5.95%, 2016	$35,000	$38,218
Anadarko Petroleum Corp., 8.7%, 2019	25,000	30,402
EnCana Corp., 6.5%, 2019	100,000	122,408
Harvest Operations Corp., 6.875%, 2017 (z)	15,000	15,338
Hilcorp Energy I LP, 9%, 2016 (n)	85,000	88,188
Linn Energy LLC, 7.75%, 2021 (z)	37,000	37,324
Newfield Exploration Co., 6.625%, 2014	60,000	61,350
Newfield Exploration Co., 6.625%, 2016	25,000	26,000
OPTI Canada, Inc., 9.75%, 2013 (n)	40,000	40,600
OPTI Canada, Inc., 8.25%, 2014	75,000	57,000
Penn Virginia Corp., 10.375%, 2016	70,000	76,650
Petrohawk Energy Corp., 10.5%, 2014	30,000	33,975
Pioneer Natural Resources Co., 6.875%, 2018	55,000	58,867
Pioneer Natural Resources Co., 7.5%, 2020	50,000	55,020
Plains Exploration & Production Co., 7%, 2017	110,000	112,750
QEP Resources, Inc., 6.875%, 2021	30,000	32,475
Quicksilver Resources, Inc., 8.25%, 2015	55,000	58,025
Quicksilver Resources, Inc., 9.125%, 2019	30,000	32,888
Range Resources Corp., 8%, 2019	45,000	49,163
Range Resources Corp., 6.75%, 2020	40,000	41,600
SandRidge Energy, Inc., 8%, 2018 (n)	95,000	92,625
Southwestern Energy Co., 7.5%, 2018	35,000	39,550
Talisman Energy, Inc., 7.75%, 2019	20,000	25,529
Williams Cos., Inc., FRN, 2.533%, 2010 (n)	120,000	120,000

		$1,345,945

Energy - Integrated - 0.9%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$47,040
Cenovus Energy, Inc., 4.5%, 2014	60,000	66,052
Hess Corp., 8.125%, 2019	60,000	78,889

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - continued
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	$100,000	$112,500
Petro-Canada, 5%, 2014	170,000	186,314

		$490,795

Entertainment - 0.4%
AMC Entertainment, Inc., 11%, 2016	$65,000	$69,388
AMC Entertainment, Inc., 8.75%, 2019	55,000	57,956
Cinemark USA, Inc., 8.625%, 2019	75,000	79,875

		$207,219

Financial Institutions - 2.5%
CIT Group, Inc., 7%, 2014	$65,000	$64,838
CIT Group, Inc., 7%, 2017	155,000	151,706
CIT Group, Inc., 10.25%, 2017	90,000	93,150
General Electric Capital Corp., 6%, 2019	50,000	56,259
General Electric Capital Corp., 5.5%, 2020	110,000	120,330
General Electric Capital Corp., FRN, 0.595%, 2012	170,000	167,692
GMAC, Inc., 6.75%, 2014	140,000	145,863
GMAC, Inc., 8%, 2031	116,000	124,410
International Lease Finance Corp., 5.625%, 2013	55,000	53,969
International Lease Finance Corp., 8.75%, 2017 (n)	80,000	85,800
International Lease Finance Corp., 7.125%, 2018 (n)	34,000	36,635
Nationstar Mortgage LLC, 10.875%, 2015 (z)	25,000	20,938
ORIX Corp., 5.48%, 2011	200,000	208,026
SLM Corp., 8%, 2020	20,000	19,847

		$1,349,463

Food & Beverages - 1.8%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$220,000	$285,387
ARAMARK Corp., 8.5%, 2015	50,000	52,000
B&G Foods, Inc., 7.625%, 2018	35,000	36,444
Constellation Brands, Inc., 7.25%, 2016	25,000	26,594
Del Monte Foods Co., 6.75%, 2015	90,000	93,038
Kraft Foods, Inc., 6.125%, 2018	170,000	200,894
Pinnacle Foods Finance LLC, 9.25%, 2015	65,000	67,600
Smithfield Foods, Inc., 7.75%, 2017	30,000	30,413
TreeHouse Foods, Inc., 7.75%, 2018	55,000	59,125
Tyson Foods, Inc., 7.35%, 2016	120,000	132,750

		$984,245

Forest & Paper Products - 0.9%
Boise, Inc., 8%, 2020	$45,000	$46,575
Cascades, Inc., 7.75%, 2017	35,000	36,488
Georgia-Pacific Corp., 7.125%, 2017 (n)	60,000	63,525
Georgia-Pacific Corp., 8%, 2024	80,000	89,800
Georgia-Pacific Corp., 7.25%, 2028	15,000	15,413
Graphic Packaging Holding Co., 7.875%, 2018	5,000	5,138
Millar Western Forest Products Ltd., 7.75%, 2013	125,000	111,563
Sappi Papier Holding GmbH, 6.75%, 2012 (z)	25,000	25,197
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	105,500

		$499,199

Gaming & Lodging - 1.8%
Firekeepers Development Authority, 13.875%, 2015 (n)	$65,000	$75,725
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	95,000	14
Gaylord Entertainment Co., 6.75%, 2014	55,000	53,900
GWR Operating Partnership LLP, 10.875%, 2017 (n)	35,000	35,613
Harrah’s Operating Co., Inc., 11.25%, 2017	20,000	21,900
Harrah’s Operating Co., Inc., 10%, 2018	4,000	3,200
Harrah’s Operating Co., Inc., 10%, 2018	32,000	25,560
Host Hotels & Resorts, Inc., 6.75%, 2016	60,000	62,175
Host Hotels & Resorts, Inc., 9%, 2017	50,000	55,813
Marriott International, Inc., 5.625%, 2013	120,000	128,138
MGM Mirage, 10.375%, 2014	5,000	5,563
MGM Mirage, 11.125%, 2017	20,000	22,775
MGM Mirage, 9%, 2020 (n)	45,000	47,363
MGM Resorts International, 11.375%, 2018	45,000	42,863
Penn National Gaming, Inc., 8.75%, 2019	50,000	53,125
Pinnacle Entertainment, Inc., 7.5%, 2015	30,000	29,025
Royal Caribbean Cruises Ltd., 11.875%, 2015	25,000	30,313
Station Casinos, Inc., 6%, 2012 (d)	50,000	9
Station Casinos, Inc., 6.5%, 2014 (d)	150,000	15
Station Casinos, Inc., 6.875%, 2016 (d)	140,000	224
Wyndham Worldwide Corp., 6%, 2016	90,000	93,890
Wyndham Worldwide Corp., 5.75%, 2018	140,000	140,443
Wyndham Worldwide Corp., 7.375%, 2020	25,000	26,719
Wynn Las Vegas LLC, 7.75%, 2020 (n)	20,000	21,100

		$975,465

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
General Merchandise - 0.0%
Sears Holding Corp., 6.625%, 2018 (z)		$5,000	$5,000

Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$35,000	$36,400
Baldor Electric Co., 8.625%, 2017		90,000	96,300
Diversey, Inc., 8.25%, 2019		30,000	32,100
Great Lakes Dredge & Dock Corp., 7.75%, 2013		45,000	45,225
Mueller Water Products, Inc., 7.375%, 2017		20,000	17,650
Mueller Water Products, Inc., 8.75%, 2020 (n)		25,000	26,250
Steelcase, Inc., 6.5%, 2011		117,000	120,451

			$374,376

Insurance - 3.2%
Aflac, Inc., 6.45%, 2040		$120,000	$124,943
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	333,860
American International Group, Inc., 8.175% to 2038, FRN to 2068		$135,000	135,000
ING Groep N.V., 5.775% to 2015, FRN to 2049		290,000	260,275
Metropolitan Life Global Funding, 2.875%, 2012 (n)		160,000	165,011
Metropolitan Life Global Funding, 5.125%, 2014 (n)		80,000	88,751
Principal Financial Group, Inc., 8.875%, 2019		130,000	171,095
Prudential Financial, Inc., 6.2%, 2015		130,000	146,424
Prudential Financial, Inc., 5.375%, 2020		90,000	97,286
Unum Group, 7.125%, 2016		160,000	184,653

			$1,707,298

Insurance - Property & Casualty - 1.6%
Aon Corp., 3.5%, 2015		$140,000	$142,629
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	218,541
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	51,034
CNA Financial Corp., 5.875%, 2020		160,000	163,147
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		80,000	94,400
PartnerRe Ltd., 5.5%, 2020		107,000	111,241
USI Holdings Corp., 9.75%, 2015 (z)		75,000	72,750

			$853,742

International Market Quasi-Sovereign - 2.5%
Bank of Ireland, 2.75%, 2012 (n)		$130,000	$127,595
Canada Housing Trust, 4.6%, 2011 (n)	CAD	120,000	120,180
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	280,899
ING Bank N.V., 3.9%, 2014 (n)		190,000	207,314
Irish Life & Permanent PLC, 3.6%, 2013 (n)		200,000	188,956
LeasePlan Corp. N.V., 3%, 2012 (n)		90,000	92,998
Swedbank AB, 2.8%, 2012 (n)		100,000	102,955
Vestjysk Bank A/S, FRN, 0.842%, 2013 (z)		130,000	131,179
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	106,217

			$1,358,293

International Market Sovereign - 12.7%
Federal Republic of Germany, 3.75%, 2015	EUR	291,000	$435,837
Federal Republic of Germany, 4.25%, 2018	EUR	346,000	545,126
Federal Republic of Germany, 6.25%, 2030	EUR	141,000	288,554
Government of Canada, 4.5%, 2015	CAD	92,000	99,706
Government of Canada, 5.75%, 2033	CAD	17,000	22,744
Government of Japan, 1.5%, 2012	JPY	21,000,000	257,400
Government of Japan, 1.3%, 2014	JPY	45,700,000	571,531
Government of Japan, 1.7%, 2017	JPY	64,300,000	834,636
Government of Japan, 2.2%, 2027	JPY	20,650,000	271,256
Government of Japan, 2.4%, 2037	JPY	21,800,000	292,815
Kingdom of Belgium, 5.5%, 2017	EUR	63,000	101,215
Kingdom of Spain, 4.6%, 2019	EUR	70,000	99,602
Kingdom of the Netherlands, 3.75%, 2014	EUR	309,000	458,503
Kingdom of the Netherlands, 5.5%, 2028	EUR	38,000	70,104
Republic of Austria, 4.65%, 2018	EUR	150,000	233,921
Republic of France, 4.75%, 2012	EUR	141,000	206,821
Republic of France, 6%, 2025	EUR	118,000	218,668
Republic of France, 4.75%, 2035	EUR	160,000	272,530
Republic of Italy, 4.75%, 2013	EUR	287,000	413,926
Republic of Italy, 5.25%, 2017	EUR	385,000	588,595
United Kingdom Treasury, 8%, 2015	GBP	146,000	299,875
United Kingdom Treasury, 8%, 2021	GBP	55,000	125,593
United Kingdom Treasury, 4.25%, 2036	GBP	77,000	128,193

			$6,837,151

Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$161,678
Province of Ontario, 5.45%, 2016		145,000	171,144

			$332,822

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$237,478
Case Corp., 7.25%, 2016		25,000	26,625
Case New Holland, Inc., 7.875%, 2017 (n)		70,000	76,038
Rental Service Corp., 9.5%, 2014		35,000	36,269

			$376,410

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - 5.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$460,000	$330,625
Bank of America Corp., 7.375%, 2014	65,000	74,708
Bank of America Corp., 8% to 2018, FRN to 2049	110,000	113,469
Barclays Bank PLC, 5.125%, 2020	130,000	140,550
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	108,000	101,520
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	99,000
Commonwealth Bank of Australia, 5%, 2019 (n)	140,000	151,767
Credit Suisse New York, 5.5%, 2014	130,000	145,623
Goldman Sachs Group, Inc., 6%, 2014	90,000	100,409
Goldman Sachs Group, Inc., 7.5%, 2019	153,000	182,033
JPMorgan Chase Capital XXII, 6.45%, 2087	110,000	110,152
JPMorgan Chase Capital XXVII, 7%, 2039	30,000	30,800
Macquarie Group Ltd., 6%, 2020 (n)	171,000	178,811
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	98,487
Morgan Stanley, 6%, 2014	100,000	109,785
Morgan Stanley, 7.3%, 2019	100,000	115,018
Morgan Stanley, 5.625%, 2019	100,000	104,115
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	90,000	86,175
Standard Chartered PLC, 3.85%, 2015 (n)	150,000	156,456
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	290,000	290,363
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	82,095

		$2,801,961

Medical & Health Technology & Services - 3.9%
Biomet, Inc., 10%, 2017	$5,000	$5,519
Biomet, Inc., 11.625%, 2017	85,000	94,669
Cardinal Health, Inc., 5.8%, 2016	201,000	232,938
Community Health Systems, Inc., 8.875%, 2015	115,000	122,188
Cooper Cos., Inc., 7.125%, 2015	55,000	55,550
DaVita, Inc., 6.625%, 2013	26,000	26,423
DaVita, Inc., 7.25%, 2015	119,000	123,537
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	39,900
HCA, Inc., 9.25%, 2016	255,000	276,038
HCA, Inc., 8.5%, 2019	40,000	44,600
HealthSouth Corp., 8.125%, 2020	90,000	93,600
Hospira, Inc., 5.55%, 2012	110,000	118,020
Hospira, Inc., 6.05%, 2017	100,000	114,844
McKesson Corp., 5.7%, 2017	90,000	104,798
Owens & Minor, Inc., 6.35%, 2016	170,000	173,527
Psychiatric Solutions, Inc., 7.75%, 2015	45,000	46,800
Psychiatric Solutions, Inc., 7.75%, 2015	10,000	10,400
Tenet Healthcare Corp., 9.25%, 2015	85,000	91,269
Tenet Healthcare Corp., 8%, 2020 (n)	15,000	14,963
U.S. Oncology, Inc., 10.75%, 2014	50,000	52,000
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,338
United Surgical Partners International, Inc., 9.25%, 2017 (p)	25,000	25,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)	85,000	85,531
Universal Hospital Services, Inc., FRN, 4.133%, 2015	20,000	17,200
Vanguard Health Systems, Inc., 8%, 2018	60,000	60,900
VWR Funding, Inc., 10.25%, 2015 (p)	69,500	72,106

		$2,118,408

Metals & Mining - 1.9%
Arch Coal, Inc., 7.25%, 2020	$20,000	$21,125
Arch Western Finance LLC, 6.75%, 2013	26,000	26,293
Cloud Peak Energy, Inc., 8.25%, 2017	55,000	58,094
Cloud Peak Energy, Inc., 8.5%, 2019	55,000	58,988
CONSOL Energy, Inc., 8%, 2017 (n)	35,000	37,888
CONSOL Energy, Inc., 8.25%, 2020 (n)	20,000	21,850
FMG Finance Ltd., 10.625%, 2016 (n)	60,000	73,875
Gerdau S.A., 5.75%, 2021 (z)	155,000	157,267
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)	221,000	219,446
Rio Tinto Finance USA Ltd., 5.875%, 2013	40,000	44,583
Southern Copper Corp., 6.75%, 2040	104,000	113,548
Teck Resources Ltd., 10.25%, 2016	9,000	10,935
U.S. Steel Corp., 7.375%, 2020	35,000	36,488
Vale Overseas Ltd., 4.625%, 2020	100,000	103,284
Vale Overseas Ltd., 6.875%, 2039	51,000	58,444

		$1,042,108

Mortgage-Backed - 0.6%
Fannie Mae, 6.5%, 2032 (f)	$134,683	$150,281
Freddie Mac, 4.224%, 2020	146,497	156,906

		$307,187

Natural Gas - Distribution - 0.5%
AmeriGas Partners LP, 7.125%, 2016	$85,000	$88,613
Ferrellgas Partners LP, 8.625%, 2020	55,000	58,988

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Distribution - continued
Inergy LP, 6.875%, 2014	$65,000	$66,300
Inergy LP, 7%, 2018 (z)	40,000	41,000

		$254,901

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$30,000	$30,300
Atlas Pipeline Partners LP, 8.75%, 2018	65,000	66,463
CenterPoint Energy, Inc., 7.875%, 2013	228,000	262,542
Crosstex Energy, Inc., 8.875%, 2018	50,000	52,375
El Paso Corp., 8.25%, 2016	55,000	61,188
El Paso Corp., 7%, 2017	75,000	79,640
El Paso Corp., 7.75%, 2032	25,000	25,959
Energy Transfer Equity LP, 7.5%, 2020	20,000	21,050
Enterprise Products Partners LP, FRN, 8.375%, 2066	33,000	34,444
Enterprise Products Partners LP, FRN, 7.034%, 2068	20,000	19,900
Kinder Morgan Finance Corp., 5.35%, 2011	262,000	265,275
MarkWest Energy Partners LP, 6.875%, 2014	45,000	45,506
Spectra Energy Capital LLC, 8%, 2019	164,000	207,581

		$1,172,223

Network & Telecom - 3.0%
AT&T, Inc., 5.8%, 2019	$150,000	$178,806
CenturyLink, Inc., 7.6%, 2039	150,000	146,765
Cincinnati Bell, Inc., 8.25%, 2017	15,000	15,150
Cincinnati Bell, Inc., 8.75%, 2018	55,000	53,625
Citizens Communications Co., 9%, 2031	20,000	21,325
France Telecom, 4.375%, 2014	120,000	132,296
Frontier Communications Corp., 8.5%, 2020	55,000	60,706
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	122,188
Qwest Communications International, Inc., 8%, 2015	20,000	21,650
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	52,500
Qwest Corp., 7.5%, 2014	140,000	158,200
Telecom Italia Capital, 4.875%, 2010	60,000	60,000
Telefonica S.A., 5.877%, 2019	150,000	171,650
Verizon Communications, Inc., 8.75%, 2018	140,000	190,501
Verizon New England, Inc., 6.5%, 2011	80,000	84,114
Windstream Corp., 8.625%, 2016	110,000	116,325
Windstream Corp., 8.125%, 2018 (n)	10,000	10,350
Windstream Corp., 7.75%, 2020 (z)	25,000	25,188

		$1,621,339

Oil Services - 0.8%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$40,000	$40,200
Basic Energy Services, Inc., 7.125%, 2016	20,000	18,100
Edgen Murray II, LP, 12.25%, 2015	20,000	14,450
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	30,000	26,400
Pioneer Drilling Co., 9.875%, 2018 (n)	35,000	35,788
Pride International, Inc., 6.875%, 2020	60,000	65,325
Smith International, Inc., 9.75%, 2019	160,000	229,362

		$429,625

Other Banks & Diversified Financials - 4.4%
Alfa Bank, 7.875%, 2017 (z)	$100,000	$100,500
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (z)	100,000	99,820
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	203,000	214,395
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012 (z)	75,000	73,679
Capital One Financial Corp., 8.8%, 2019	250,000	319,516
Capital One Financial Corp., 10.25%, 2039	160,000	173,200
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	35,000	36,750
Citigroup, Inc., 6.375%, 2014	120,000	133,257
Citigroup, Inc., 6.01%, 2015	100,000	109,940
Citigroup, Inc., 8.5%, 2019	88,000	108,798
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	180,720
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	200,000	209,516
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	196,748
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	259,200
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	179,206

		$2,395,245

Pharmaceuticals - 0.7%
Pfizer, Inc., 6.2%, 2019	$230,000	$283,189
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	101,336
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (z)	5,000	5,100
Valeant Pharmaceuticals International, Inc., 7%, 2020 (z)	5,000	5,113

		$394,738

Pollution Control - 0.7%
Allied Waste North America, Inc., 7.125%, 2016	$205,000	$219,606
Republic Services, Inc., 5.25%, 2021	130,000	143,633

		$363,239

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - 0.7%
American Media Operations, Inc., 9%, 2013 (p)(z)	$6,444	$6,328
American Media Operations, Inc., 14%, 2013 (p)(z)	70,646	43,343
Nielsen Finance LLC, 10%, 2014	95,000	99,869
Nielsen Finance LLC, 11.5%, 2016	40,000	45,400
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	134,000	134,168
Nielsen Finance LLC, 7.75%, 2018 (z)	20,000	19,853

		$348,961

Railroad & Shipping - 0.3%
Kansas City Southern Railway, 8%, 2015	$70,000	$75,338
Panama Canal Railway Co., 7%, 2026 (n)	95,100	82,262

		$157,600

Real Estate - 1.0%
Developers Diversified Realty Corp., REIT, 7.875%, 2020	$15,000	$15,542
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	45,000	48,263
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	45,000	45,506
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	41,916
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	267,240
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	130,329

		$548,796

Retailers - 2.6%
AutoZone, Inc., 6.5%, 2014	$230,000	$260,263
Couche-Tard, Inc., 7.5%, 2013	135,000	137,025
Express LLC/Express Finance Corp., 8.75%, 2018	35,000	36,925
Limited Brands, Inc., 5.25%, 2014	59,000	60,180
Limited Brands, Inc., 6.9%, 2017	40,000	42,400
Limited Brands, Inc., 6.95%, 2033	20,000	18,300
Macy’s, Inc., 5.75%, 2014	45,000	47,700
Macy’s, Inc., 8.375%, 2015	200,000	229,000
Macy’s, Inc., 5.9%, 2016	65,000	69,225
Neiman Marcus Group, Inc., 10.375%, 2015	55,000	57,750
QVC, Inc., 7.375%, 2020 (n)	40,000	41,400
Sally Beauty Holdings, Inc., 10.5%, 2016	110,000	120,450
Staples, Inc., 9.75%, 2014	140,000	173,354
Toys “R” Us, Inc., 10.75%, 2017	50,000	56,500
Toys “R” Us, Inc., 8.5%, 2017 (n)	30,000	31,725

		$1,382,197

Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$35,000	$38,019
Payless ShoeSource, Inc., 8.25%, 2013	76,000	77,140

		$115,159

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$150,000	$169,300

Supranational - 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$316,692

Telecommunications - Wireless - 2.2%
American Tower Corp., 4.625%, 2015	$80,000	$85,318
Clearwire Corp., 12%, 2015 (n)	80,000	86,200
Cricket Communications, Inc., 7.75%, 2016	35,000	37,144
Crown Castle International Corp., 9%, 2015	35,000	38,588
Crown Castle International Corp., 7.75%, 2017 (n)	25,000	27,625
Crown Castle International Corp., 7.125%, 2019	85,000	90,525
Crown Castle Towers LLC, 6.113%, 2040 (n)	157,000	173,443
MetroPCS Wireless, Inc., 9.25%, 2014	25,000	26,188
MetroPCS Wireless, Inc., 7.875%, 2018	20,000	20,600
Nextel Communications, Inc., 6.875%, 2013	40,000	40,250
NII Holdings, Inc., 10%, 2016	50,000	56,875
NII Holdings, Inc., 8.875%, 2019	30,000	33,338
Rogers Cable, Inc., 5.5%, 2014	164,000	183,844
SBA Communications Corp., 8.25%, 2019	20,000	22,000
Sprint Capital Corp., 6.875%, 2028	25,000	22,875
Sprint Nextel Corp., 8.375%, 2017	105,000	113,925
Sprint Nextel Corp., 8.75%, 2032	30,000	31,500
Wind Acquisition Finance S.A., 12%, 2015 (n)	106,000	112,228

		$1,202,466

Telephone Services - 0.1%
Frontier Communications Corp., 8.125%, 2018	$60,000	$65,550

Tobacco - 1.4%
Alliance One International, Inc., 10%, 2016	$35,000	$37,888
Altria Group, Inc., 9.25%, 2019	210,000	281,497
Lorillard Tobacco Co., 8.125%, 2019	63,000	72,114
Lorillard Tobacco Co., 6.875%, 2020	70,000	74,040
Reynolds American, Inc., 6.75%, 2017	240,000	269,932

		$735,471

Transportation - Services - 0.8%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$10,000	$10,225
Commercial Barge Line Co., 12.5%, 2017	60,000	66,000
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	209,258
Hertz Corp., 8.875%, 2014	115,000	118,019

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Transportation - Services - continued
Hertz Corp., 7.5%, 2018 (z)	$35,000	$35,000

		$438,502

U.S. Government Agencies and Equivalents - 1.3%
Small Business Administration, 4.34%, 2024	$216,709	$231,264
Small Business Administration, 4.77%, 2024	185,159	199,791
Small Business Administration, 4.625%, 2025	132,875	143,320
Small Business Administration, 5.11%, 2025	119,911	131,336

		$705,711

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bonds, 4.5%, 2036	$12,000	$13,798

Utilities - Electric Power - 4.2%
AES Corp., 8%, 2017	$105,000	$113,400
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	155,150
Calpine Corp., 8%, 2016 (n)	55,000	58,850
Calpine Corp., 7.875%, 2020 (n)	20,000	20,550
CMS Energy Corp., 4.25%, 2015	140,000	141,208
Colbun S.A., 6%, 2020 (n)	115,000	121,295
Duke Energy Corp., 3.35%, 2015	150,000	158,276
Dynegy Holdings, Inc., 7.75%, 2019	105,000	71,925
Edison Mission Energy, 7%, 2017	105,000	75,863
EDP Finance B.V., 6%, 2018 (n)	200,000	205,738
Enel Finance International S.A., 5.125%, 2019 (n)	287,000	304,371
Energy Future Holdings Corp., 10%, 2020 (n)	65,000	64,529
Energy Future Holdings Corp., 10%, 2020	45,000	44,659
Entergy Corp., 5.125%, 2020	170,000	169,445
Exelon Generation Co. LLC, 5.2%, 2019	70,000	77,871
Exelon Generation Co. LLC, 6.25%, 2039	130,000	139,348
FirstEnergy Corp., 6.45%, 2011	9,000	9,431
Mirant North America LLC, 7.375%, 2013	110,000	113,300
NRG Energy, Inc., 7.375%, 2016	45,000	46,294
Pacific Gas & Electric Co., 4.2%, 2011	125,000	126,873
Texas Competitive Electric Holdings LLC, 10.25%, 2015	75,000	49,125

		$2,267,501

Total Bonds		$52,324,701

FLOATING RATE LOANS (g)(r) - 0.6%
Automotive - 0.2%
Allison Transmission, Inc., Term Loan B, 3.02%, 2014	$81,488	$76,382
Ford Motor Co., Term Loan B-1, 3.03%, 2013	56,943	55,796

		$132,178

Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$23,414	$22,419
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	20,853	20,748

		$43,167

Consumer Services - 0.0%
Realogy Corp., Letter of Credit, 3.3%, 2013	$3,371	$2,990
Realogy Corp., Term Loan, 3.25%, 2013	24,727	21,935

		$24,925

Financial Institutions - 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$9,469	$9,504

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$74,178	$1,298
MGM Mirage, Term Loan, 7%, 2014	38,955	33,214

		$34,512

Utilities - Electric Power - 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 2, 3.92%, 2014 (o)	$113,624	$88,122

Total Floating Rate Loans		$332,408

CONVERTIBLE BONDS - 0.0%
Automotive - 0.0%
Accuride Corp., 7.5%, 2020	$10,563	$25,632

COMMON STOCKS - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	7,127	$7,840

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	9	$17,550

Chemicals - 0.1%
LyondellBasell Industries N.V., “A” (a)	453	$10,827
LyondellBasell Industries N.V., “B” (a)	1,303	31,077

		$41,904

Construction - 0.0%
Nortek, Inc. (a)	444	$17,338

Printing & Publishing - 0.0%
American Media, Inc. (a)	1,130	$6,914
Quad/Graphics, Inc. (a)	81	3,784

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Printing & Publishing - continued
Supermedia, Inc. (a)			47	$497

				$11,195

Total Common Stocks				$95,827

PREFERRED STOCKS - 0.0%
Other Banks & Diversified Financials - 0.0%
Citigroup Capital XIII, 7.875%			425	$10,625

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant)	$0.01	7/14/10	25	$48,750

MONEY MARKET FUNDS (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			1,116,484	$1,116,484

Total Investments				$53,954,427

OTHER ASSETS, LESS LIABILITIES - 0.0%				5,912

NET ASSETS - 100.0%				$53,960,339

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,694,483, representing 19.82% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alfa Bank, 7.875%, 2017	9/17/10	$100,000	$100,500
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	4,806	6,328
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/10	46,803	43,343
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	9,737	10,225
Anthracite Ltd., CDO, 6%, 2037	5/14/02	177,846	10,000
ARCap REIT, Inc., CDO, “H”, 6.085%, 2045	9/21/04	175,360	12,000
Banco Santander U.S. Debt S.A.U., 2.991%, 2013	9/27/10	100,000	99,820
Banco do Brasil S.A., 5.375%, 2021	9/28/10	164,865	166,725
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040	3/01/06	190,131	83,316
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012	3/08/05	75,000	73,679
Braskem S.A., 7%, 2020	7/21/10	130,101	136,256
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	56,631	56,580
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	160,200	160,096
Celanese U.S. Holdings LLC, 6.625%, 2018	9/15/10 - 9/24/10	30,275	30,675
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	82,492	100,600
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018	1/21/10	113,902	122,813

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Strategic Income Portfolio

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	$245,937	$259,289
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	124,497	108,419
Falcon Franchise Loan LLC, FRN, 3.09%, 2023	1/18/02	17,131	16,758
Falcon Franchise Loan LLC, FRN, 3.071%, 2025	1/29/03	51,952	43,116
GMAC LLC, FRN, 6.02%, 2033	11/17/00	289,016	344,131
Gerdau S.A., 5.75%, 2021	9/23/10	153,529	157,267
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10	219,446	219,446
Graham Packaging Holdings Co., 8.25%, 2018	9/16/10	5,000	5,081
Harvest Operations Corp., 6.875%, 2017	9/24/10	14,898	15,338
Hertz Corp., 7.5%, 2018	9/16/10 - 9/17/10	35,106	35,000
Huntsman International LLC, 8.625%, 2021	9/14/10 - 9/29/10	82,355	82,800
Inergy LP, 7%, 2018	9/13/10	40,000	41,000
Intelsat Jackson Holdings Ltd., 7.25%, 2020	9/16/10	30,000	30,150
LBI Media, Inc., 8.5%, 2017	7/18/07	54,302	46,750
Linn Energy LLC, 7.75%, 2021	9/08/10	36,360	37,324
Local TV Finance LLC, 10%, 2015	11/28/07 - 5/31/10	62,097	53,856
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039	7/20/04	49,373	65,424
NBC Universal, Inc., 5.95%, 2041	9/27/10	160,551	165,606
NBTY, Inc., 9%, 2018	9/22/10	5,000	5,250
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	24,356	20,938
Nielsen Finance LLC, 7.75%, 2018	9/30/10	19,853	19,853
Pinafore LLC, 9%, 2018	9/21/10	15,000	15,750
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	425,635	414,581
Salomon Brothers Mortgage Securities, Inc., FRN, 6.929%, 2032	1/07/05	218,467	222,963
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	25,161	25,197
Sears Holding Corp., 6.625%, 2018	9/30/10	5,000	5,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	9/21/10	4,928	5,038
UHS Escrow Corp., 7%, 2018	9/15/10	5,000	5,163
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	75,573	72,750
Valeant Pharmaceuticals International, Inc., 6.75%, 2017	9/21/10	4,975	5,100
Valeant Pharmaceuticals International, Inc., 7%, 2020	9/21/10	4,969	5,113
Vestjysk Bank A/S, FRN, 0.842%, 2013	6/10/10	130,000	131,179
Visant Corp., 10%, 2017	9/17/10	40,000	41,800
Windstream Corp., 7.75%, 2020	9/22/10	25,000	25,188

Total Restricted Securities			$3,960,574
% of Net Assets			7.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$54,025	$94,263	$6,914	$155,202
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	719,509	—	719,509
Non-U.S. Sovereign Debt	—	9,952,986	—	9,952,986
Corporate Bonds	—	29,217,602	—	29,217,602
Residential Mortgage-Backed Securities	—	307,187	—	307,187
Commercial Mortgage-Backed Securities	—	1,866,960	—	1,866,960
Asset-Backed Securities (including CDOs)	—	615,910	—	615,910
Foreign Bonds	—	9,670,179	—	9,670,179
Floating Rate Loans	—	332,408	—	332,408
Mutual Funds	1,116,484	—	—	1,116,484

Total Investments	$1,170,509	$52,777,004	$6,914	$53,954,427

Other Financial Instruments
Futures	$1,582	$—	$—	$1,582
Swaps	—	4,487	—	4,487

Forward Currency Contracts	—	(139,208)	—	(139,208)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$3,242
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,672
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$6,914

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at September 30, 2010 is $3,672.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,626,565

Gross unrealized appreciation	$4,144,502
Gross unrealized depreciation	(1,816,640)

Net unrealized appreciation (depreciation)	$2,327,862

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	260,734	11/3/10	$254,337	$253,228	$1,109
BUY	CNY	Barclays Bank PLC	590,000	10/18/10	88,086	88,178	92
BUY	CNY	JPMorgan Chase Bank	1,176,000	10/18/10	175,235	175,758	523
BUY	EUR	Barclays Bank PLC	8,042	10/12/10	10,150	10,962	812
BUY	EUR	Goldman Sachs International	29,279	10/12/10	37,250	39,912	2,662
BUY	EUR	UBS AG	27,183	10/12/10	34,470	37,056	2,586
SELL	GBP	Deutsche Bank AG	167,283	10/12/10	266,945	262,769	4,176
BUY	JPY	Barclays Bank PLC	8,427,000	10/12/10	99,014	100,953	1,939
BUY	SEK	Deutsche Bank AG	63,821	10/12/10	8,475	9,467	992

							$14,891

Liability Derivatives
SELL	EUR	Goldman Sachs International	27,131	10/12/10	$34,379	$36,985	$(2,606)
SELL	EUR	UBS AG	1,384,510	12/15/10	1,763,860	1,886,391	(122,531)
SELL	GBP	Barclays Bank PLC	173,547	10/12/10	263,673	272,610	(8,937)
SELL	JPY	JPMorgan Chase Bank	39,720,817	10/12/10	455,820	475,845	(20,025)

							$(154,099)

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	3	378,141	December-10	$1,982
U.S. Treasury Bond 30 yr (Short)	USD	2	267,438	December-10	275

					$2,257

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	1	219,484	December-10	($675)

Swap Agreements at 9/30/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD 250,000	(a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$4,487

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $456.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	751,282	12,236,001	(11,870,799)	1,116,484

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,542	$1,116,484

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	63.0%
Japan	4.9%
France	4.2%
Italy	3.3%
Germany	3.1%
Canada	3.1%
Netherlands	2.7%
United Kingdom	2.6%
Brazil	1.7%
Other Countries	11.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Technology Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.6%
Business Services - 6.7%
Accenture Ltd., “A”	9,580	$407,054
Cognizant Technology Solutions Corp., “A” (a)	6,810	439,041
Constant Contact, Inc. (a)	7,770	166,511
Genpact Ltd. (a)	5,000	88,650
MSCI, Inc., “A” (a)	2,410	80,036

		$1,181,292

Computer Software - 18.9%
Adobe Systems, Inc. (a)	1,620	$42,363
Akamai Technologies, Inc. (a)	1,810	90,826
Autodesk, Inc. (a)	12,620	403,461
Cadence Design Systems, Inc. (a)	13,580	103,615
CommVault Systems, Inc. (a)	2,120	55,184
Intuit, Inc. (a)	3,230	141,506
Oracle Corp. (s)	47,340	1,271,079
Parametric Technology Corp. (a)	15,820	309,123
Red Hat, Inc. (a)	5,380	220,580
Rovi Corp. (a)	900	45,369
Salesforce.com, Inc. (a)	1,450	162,110
SolarWinds, Inc. (a)	6,200	107,012
Symantec Corp. (a)	3,340	50,668
VeriSign, Inc. (a)	10,970	348,188

		$3,351,084

Computer Software - Systems - 33.2%
Apple, Inc. (a)(s)	7,940	$2,252,975
Compellent Technologies, Inc. (a)	3,940	71,629
Dell, Inc. (a)	6,870	89,035
EMC Corp. (a)	44,210	897,905
Hewlett-Packard Co. (s)	19,400	816,158
International Business Machines Corp.	8,450	1,133,483
IntraLinks Holdings, Inc. (a)	5,660	95,711
NetApp, Inc. (a)	5,980	297,744
Netezza Corp. (a)	3,160	85,162
Nintendo Co. Ltd.	175	43,729
Verifone Systems, Inc. (a)	3,300	102,531

		$5,886,062

Consumer Services - 1.3%
Ctrip.com International Ltd., ADR (a)	4,660	$222,515

Electrical Equipment - 1.3%
Amphenol Corp., “A”	4,850	$237,553

Electronics - 9.5%
Advanced Micro Devices, Inc. (a)	16,900	$120,159
CEVA, Inc. (a)	3,200	45,760
First Solar, Inc. (a)	2,990	440,576
Intel Corp.	19,050	366,331
Microchip Technology, Inc.	16,070	505,402
Samsung Electronics Co. Ltd., GDR	240	82,320
Stratasys, Inc. (a)	4,510	125,017

		$1,685,565

Internet - 6.7%
Google, Inc., “A” (a)(s)	1,920	$1,009,517
OpenTable, Inc. (a)	850	57,868
Yahoo!, Inc. (a)	8,400	119,028

		$1,186,413

Leisure & Toys - 1.3%
THQ, Inc. (a)	59,050	$237,381

Network & Telecom - 11.3%
Acme Packet, Inc. (a)	1,520	$57,669
Cisco Systems, Inc. (a)	55,090	1,206,471
Fortinet, Inc. (a)	8,350	208,750
Juniper Networks, Inc. (a)	7,720	234,302
Riverbed Technology, Inc. (a)	6,600	300,828

		$2,008,020

Other Banks & Diversified Financials - 5.9%
MasterCard, Inc., “A”	2,260	$506,240
Visa, Inc., “A”	7,250	538,385

		$1,044,625

Telephone Services - 1.5%
Cogent Communications Group, Inc. (a)	15,150	$143,470
Virgin Media, Inc.	5,230	120,395

		$263,865

Total Common Stocks		$17,304,375

CONVERTIBLE BONDS - 2.2%
Computer Software - 1.3%
Verisign, Inc., 3.25%, 2037	$210,000	$226,538

Leisure & Toys - 0.9%
THQ, Inc., 5%, 2014 (z)	$174,000	$155,948

Total Convertible Bonds		$382,486

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED - 0.2%
Atmel Corp. - February 2011 @ $6	208	$2,080
Texas Instruments, Inc. - January 2011 @ $26	210	26,460

Total Put Options Purchased		$28,540

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	42,296	$42,296

Total Investments		$17,757,697

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN - 0.0%
OpenTable, Inc. - October 2010 @ $75	(5)	$(250)

PUT OPTIONS WRITTEN - 0.0%
CommVault Systems, Inc. - October 2010 @ $26	(31)	$(4,030)
Red Hat, Inc. - October 2010 @ $38	(22)	(880)

1

PORTFOLIO OF INVESTMENTS  9/30/10 (unaudited) - continued

MFS Technology Portfolio

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
PUT OPTIONS WRITTEN - continued
Sourcefire, Inc. - October 2010 @ $25	(28)	$(1,120)

Total Put Options Written		$(6,030)

Issuer	Shares/Par
SECURITIES SOLD SHORT - (6.6)%
Electronics - (6.0)%
AVX Corp.	(8,900)	$(122,998)
LG Display Co. Ltd., ADR	(10,600)	(184,864)
Marvell Technology Group Ltd. (a)	(7,700)	(134,827)
Sanmina-SCI Corp. (a)	(13,900)	(167,912)
Texas Instruments, Inc.	(3,900)	(105,846)
Vishay Intertechnology, Inc. (a)	(23,500)	(227,480)
Xilinx, Inc.	(4,500)	(119,745)

		$(1,063,672)

Network & Telecom - (0.6)%
Infinera Corp. (a)	(9,300)	$(108,531)

Total Securities Sold Short		$(1,172,203)

OTHER ASSETS, LESS LIABILITIES - 6.5%		1,144,738

NET ASSETS - 100.0%		$17,723,952

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At September 30, 2010, the value of securities pledged amounted to $447,459.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
THQ, Inc., 5%, 2014	7/30/09 - 12/08/09	$173,786	$155,948
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$17,332,915	$—	$—	$17,332,915
Corporate Bonds	—	382,486	—	382,486
Mutual Funds	42,296	—	—	42,296

Total Investments	$17,375,211	$382,486	$—	$17,757,697

Short Sales	$(1,172,203)	$—	$—	$(1,172,203)

Other Financial Instruments
Written Options	$(6,280)	$—	$—	$(6,280)

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Technology Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$17,053,185

Gross unrealized appreciation	$1,583,163
Gross unrealized depreciation	(878,651)

Net unrealized appreciation (depreciation)	$704,512

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	150,561	6,418,256	(6,526,521)	42,296

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$288	$42,296

4

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Total Return Portfolio

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.2%
Aerospace - 4.3%
Goodrich Corp.	24,120	$1,778,368
Honeywell International, Inc.	128,560	5,648,926
Lockheed Martin Corp.	319,860	22,799,621
Northrop Grumman Corp.	140,870	8,540,948
Precision Castparts Corp.	17,820	2,269,377
United Technologies Corp.	256,630	18,279,755

		$59,316,995

Alcoholic Beverages - 0.8%
Diageo PLC	518,672	$8,930,006
Heineken N.V.	44,080	2,285,902

		$11,215,908

Apparel Manufacturers - 0.3%
NIKE, Inc., “B”	59,140	$4,739,480

Automotive - 0.2%
Johnson Controls, Inc.	102,890	$3,138,145

Broadcasting - 1.4%
Omnicom Group, Inc.	190,180	$7,508,306
Time Warner, Inc.	71,420	2,189,023
Walt Disney Co.	300,150	9,937,967

		$19,635,296

Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	189,190	$2,629,740
Deutsche Boerse AG	25,310	1,688,792
Franklin Resources, Inc.	30,700	3,281,830

		$7,600,362

Business Services - 1.0%
Accenture Ltd., “A”	212,430	$9,026,151
Dun & Bradstreet Corp.	33,900	2,513,346
Western Union Co.	143,700	2,539,179

		$14,078,676

Cable TV - 0.3%
Comcast Corp., “Special A”	215,790	$3,670,588

Chemicals - 1.8%
3M Co.	127,660	$11,069,398
E.I. du Pont de Nemours & Co.	59,010	2,633,026
Monsanto Co.	27,060	1,296,986
PPG Industries, Inc.	138,290	10,067,512

		$25,066,922

Computer Software - 0.9%
Oracle Corp.	470,340	$12,628,628

Computer Software - Systems - 1.5%
Hewlett-Packard Co.	197,400	$8,304,618
International Business Machines Corp.	89,030	11,942,484

		$20,247,102

Construction - 0.6%
Pulte Homes, Inc. (a)	137,490	$1,204,412
Sherwin-Williams Co.	50,050	3,760,756
Stanley Black & Decker, Inc.	45,884	2,811,772

		$7,776,940

Consumer Products - 0.9%
Clorox Co.	37,820	$2,524,863
Procter & Gamble Co.	169,231	10,148,783

		$12,673,646

Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	38,680	$1,986,218

Electrical Equipment - 0.9%
Danaher Corp.	270,470	$10,983,786
General Electric Co.	131,460	2,136,225

		$13,120,011

Electronics - 0.5%
Intel Corp.	397,940	$7,652,386

Energy - Independent - 2.9%
Anadarko Petroleum Corp.	42,940	$2,449,727
Apache Corp.	162,330	15,869,381
Devon Energy Corp.	41,560	2,690,594
EOG Resources, Inc.	60,820	5,654,434
Noble Energy, Inc.	62,020	4,657,082
Occidental Petroleum Corp.	84,650	6,628,095
Southwestern Energy Co. (a)	66,400	2,220,416

		$40,169,729

Energy - Integrated - 3.6%
Chevron Corp.	183,207	$14,848,927
Exxon Mobil Corp.	340,136	21,017,003
Hess Corp.	149,970	8,866,226
TOTAL S.A., ADR	94,260	4,863,816

		$49,595,972

Engineering - Construction - 0.2%
Fluor Corp.	53,130	$2,631,529

Food & Beverages - 3.0%
General Mills, Inc.	230,710	$8,430,143
Groupe Danone	37,923	2,268,274
J.M. Smucker Co.	29,293	1,773,105
Kellogg Co.	80,920	4,087,268
Nestle S.A.	259,892	13,845,567
PepsiCo, Inc.	180,630	12,001,057

		$42,405,414

Food & Drug Stores - 0.9%
CVS Caremark Corp.	171,262	$5,389,615
Kroger Co.	97,430	2,110,334
Walgreen Co.	170,320	5,705,720

		$13,205,669

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts
Worldwide, Inc.	16,730	$879,162

General Merchandise - 0.9%
Kohl’s Corp. (a)	117,970	$6,214,660
Target Corp.	100,820	5,387,821

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Wal-Mart Stores, Inc.	23,690	$1,267,889

		$12,870,370

Insurance - 4.4%
ACE Ltd.	126,190	$7,350,567
Aflac, Inc.	50,900	2,632,039
Allstate Corp.	91,530	2,887,772
Aon Corp.	169,870	6,643,616
Chubb Corp.	52,480	2,990,835
MetLife, Inc.	425,690	16,367,781
Prudential Financial, Inc.	217,140	11,764,645
Travelers Cos., Inc.	190,090	9,903,689

		$60,540,944

Internet - 0.3%
eBay, Inc. (a)	44,300	$1,080,920
Google, Inc., “A” (a)	5,880	3,091,645

		$4,172,565

Leisure & Toys - 0.3%
Hasbro, Inc.	93,220	$4,149,222

Machinery & Tools - 0.4%
Eaton Corp.	69,740	$5,752,853

Major Banks - 7.7%
Bank of America Corp.	1,059,460	$13,889,521
Bank of New York Mellon Corp.	699,585	18,280,156
Goldman Sachs Group, Inc.	132,070	19,094,681
JPMorgan Chase & Co.	716,142	27,263,526
PNC Financial Services Group, Inc.	101,330	5,260,040
Regions Financial Corp.	81,050	589,234
State Street Corp.	236,930	8,922,784
Wells Fargo & Co.	521,740	13,111,326

		$106,411,268

Medical Equipment - 2.3%
Becton, Dickinson & Co.	90,780	$6,726,798
Medtronic, Inc.	243,890	8,189,826
St. Jude Medical, Inc. (a)	177,420	6,979,702
Thermo Fisher Scientific, Inc. (a)	107,630	5,153,324
Waters Corp. (a)	61,690	4,366,418

		$31,416,068

Metals & Mining - 0.1%
United States Steel Corp.	35,170	$1,541,853

Natural Gas - Distribution - 0.1%
Sempra Energy	33,680	$1,811,984

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	163,820	$3,130,600

Network & Telecom - 0.6%
Cisco Systems, Inc. (a)	351,790	$7,704,201

Oil Services - 0.8%
Halliburton Co.	54,100	$1,789,087
National Oilwell Varco, Inc.	79,730	3,545,593
Noble Corp.	48,480	1,638,139
Schlumberger Ltd.	26,930	1,659,156
Transocean, Inc. (a)	45,180	2,904,622

		$11,536,597

Other Banks & Diversified Financials - 0.8%
Marshall & Ilsley Corp.	245,020	$1,724,941
MasterCard, Inc., “A”	24,080	5,393,920
Visa, Inc., “A”	25,030	1,858,728
Zions Bancorporation	93,030	1,987,121

		$10,964,710

Pharmaceuticals - 4.2%
Abbott Laboratories	265,530	$13,871,287
Bayer AG	53,788	3,750,651
GlaxoSmithKline PLC	91,020	1,793,725
Johnson & Johnson	336,270	20,835,289
Merck & Co., Inc.	55,860	2,056,207
Pfizer, Inc.	824,231	14,152,046
Roche Holding AG	14,760	2,015,766

		$58,474,971

Railroad & Shipping - 0.3%
Canadian National Railway Co.	33,710	$2,158,114
Union Pacific Corp.	17,940	1,467,492

		$3,625,606

Restaurants - 0.3%
McDonald’s Corp.	57,130	$4,256,756

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	124,510	$10,311,918

Specialty Stores - 0.6%
Advance Auto Parts, Inc.	23,200	$1,361,376
Home Depot, Inc.	76,330	2,418,134
Staples, Inc.	197,260	4,126,679

		$7,906,189

Telecommunications - Wireless - 0.9%
Vodafone Group PLC	5,038,950	$12,435,539

Telephone Services - 1.9%
AT&T, Inc.	793,366	$22,690,268
CenturyLink, Inc.	80,153	3,162,837

		$25,853,105

Tobacco - 1.9%
Altria Group, Inc.	104,530	$2,510,811
Philip Morris International, Inc.	418,620	23,451,092

		$25,961,903

Trucking - 0.2%
United Parcel Service, Inc., “B”	45,560	$3,038,396

Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	109,910	$3,982,039
CenterPoint Energy, Inc.	40,410	635,245
CMS Energy Corp.	48,730	878,115
Dominion Resources, Inc.	37,438	1,634,543
Entergy Corp.	70,460	5,392,304
NextEra Energy, Inc.	48,510	2,638,459
NRG Energy, Inc. (a)	105,230	2,190,889

2

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
PG&E Corp.	138,560	$6,293,395
PPL Corp.	192,370	5,238,235
Public Service Enterprise Group, Inc.	202,650	6,703,662

		$35,586,886

Total Common Stocks		$822,889,282

BONDS - 39.6%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$490,000	$740,742

Asset-Backed & Securitized - 2.6%
Anthracite Ltd., “A”, CDO, FRN, 0.706%, 2017 (z)	$1,563,470	$1,485,297
Banc of America Commercial Mortgage, Inc., FRN, 5.934%, 2017	800,000	860,469
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040 (z)	1,406,971	616,535
BlackRock Capital Finance LP, 7.75%, 2026 (n)	149,282	20,108
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	1,168,500	1,169,201
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2017	4,050,000	4,335,827
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,409,510
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	813,057
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	1,881,580	1,885,828
Crest G-Star, CDO, FRN, 0.769%, 2016	2,023,855	1,958,080
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,058,539	594,614
HSBC Credit Card Master Note Trust, FRN, 0.807%, 2013	2,561,000	2,559,910
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,620,917
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,034,871	1,121,443
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.404%, 2041	1,985,000	2,147,354
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,438,368	2,662,410
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2045	2,420,000	2,682,803
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	1,300,000	1,343,242
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	999,000	281,717
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2039	1,881,580	1,918,523
Morgan Stanley Capital I, Inc., FRN, 1.148%, 2030 (i)(n)	9,272,201	222,134
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	955,543
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	1,405,000	521,845
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,345,997	1,204,277
Structured Asset Securities Corp., FRN, 4.67%, 2035	445,041	441,476
Wachovia Bank Commercial Mortgage Trust, FRN, 6.102%, 2017	1,300,000	1,357,212

		$36,189,332

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$720,000	$763,809

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,465,550

Building - 0.0%
CRH America, Inc., 6.95%, 2012	$340,000	$362,940

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,258,804
DIRECTV Holdings LLC, 4.6%, 2021	1,500,000	1,541,405
Time Warner Entertainment Co. LP, 8.375%, 2033	1,830,000	2,371,687

		$5,171,896

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,849,459

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$1,877,000	$1,959,763

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,853,000	$2,044,873

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,745,051

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$852,000	$1,056,480
Qtel International Finance Ltd., 7.875%, 2019 (n)	479,000	579,596
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,008,186	1,101,221

		$2,737,297

Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$103,000	$133,642
Russian Federation, 3.625%, 2015 (z)	2,500,000	2,518,750

		$2,652,392

3

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,511,817

Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 2020	$346,000	$353,826
Hess Corp., 8.125%, 2019	330,000	433,890
Husky Energy, Inc., 5.9%, 2014	875,000	973,535
Husky Energy, Inc., 7.25%, 2019	888,000	1,085,369
Petro-Canada, 6.05%, 2018	1,794,000	2,088,548

		$4,935,168

Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$179,000	$194,679

Food & Beverages - 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$1,450,000	$2,052,627
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	571,000	706,467
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,622,046

		$4,381,140

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,345,721

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$1,195,534

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$1,260,988
MetLife, Inc., 4.75%, 2021	370,000	392,534
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	642,153
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	710,008
Prudential Financial, Inc., 5.375%, 2020	310,000	335,095
Prudential Financial, Inc., 6.625%, 2040	500,000	573,727

		$3,914,505

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$2,340,000	$2,304,900
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	146,000	136,983
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	524,000	487,320

		$2,929,203

International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$980,000	$1,041,771
ING Bank N.V., 3.9%, 2014 (n)	1,450,000	1,582,133
Irish Life & Permanent PLC, 3.6%, 2013 (n)	1,800,000	1,700,600
KFW International Finance, Inc., 4.875%, 2019	1,460,000	1,718,694
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,610,000	2,680,757
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	793,000	853,080

		$9,577,035

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,190,000	$1,477,445

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,953,091

Major Banks - 1.6%
Banco Santander Chile, 3.75%, 2015 (z)	$1,374,000	$1,392,831
Bank of America Corp., 7.375%, 2014	550,000	632,144
Bank of America Corp., 5.49%, 2019	729,000	742,505
Bank of America Corp., 7.625%, 2019	780,000	924,965
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	693,000
Commonwealth Bank of Australia, 5%, 2019 (n)	780,000	845,559
Credit Suisse New York, 5.5%, 2014	1,600,000	1,792,282
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	998,000	1,014,218
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,531,229
HSBC USA, Inc., 4.875%, 2020	860,000	896,980
JPMorgan Chase & Co., 6.3%, 2019	1,310,000	1,518,108
JPMorgan Chase Capital XXII, 6.45%, 2087	632,000	632,875
JPMorgan Chase Capital XXVII, 7%, 2039	166,000	170,428
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,333,132
Morgan Stanley, 5.75%, 2016	1,145,000	1,237,641
Morgan Stanley, 6.625%, 2018	1,650,000	1,829,281
PNC Funding Corp., 5.625%, 2017	1,180,000	1,288,410
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	1,510,886
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,669,227
Wachovia Corp., 5.25%, 2014	787,000	855,445

		$22,511,146

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$1,300,000	$1,546,697
Hospira, Inc., 5.55%, 2012	570,000	611,558
Hospira, Inc., 6.05%, 2017	1,071,000	1,229,975

		$3,388,230

4

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$638,000	$690,007
ArcelorMittal, 5.25%, 2020	1,250,000	1,259,746
Vale Overseas Ltd., 4.625%, 2020	337,000	348,067
Vale Overseas Ltd., 6.875%, 2039	257,000	294,511

		$2,592,331

Mortgage-Backed - 13.8%
Fannie Mae, 4.01%, 2013	$178,359	$189,300
Fannie Mae, 4.589%, 2014	871,922	946,956
Fannie Mae, 4.63%, 2014	446,730	485,511
Fannie Mae, 4.841%, 2014	752,780	822,127
Fannie Mae, 4.88%, 2014	303,483	334,558
Fannie Mae, 4.56%, 2015	297,778	326,092
Fannie Mae, 4.7%, 2015	642,139	707,489
Fannie Mae, 4.78%, 2015	425,757	472,352
Fannie Mae, 4.856%, 2015	304,575	336,935
Fannie Mae, 4.997%, 2015	133,856	149,651
Fannie Mae, 5.1%, 2015	480,000	523,829
Fannie Mae, 5.09%, 2016	460,000	518,788
Fannie Mae, 5.27%, 2016	545,000	613,138
Fannie Mae, 5.5%, 2016 - 2038	33,035,691	35,505,936
Fannie Mae, 5.66%, 2016	436,642	494,210
Fannie Mae, 5.724%, 2016	289,655	320,737
Fannie Mae, 5.05%, 2017	456,078	514,902
Fannie Mae, 6%, 2017 - 2037	20,990,825	22,980,468
Fannie Mae, 4.5%, 2018 - 2035	3,914,685	4,133,298
Fannie Mae, 5%, 2018 - 2039	14,299,132	15,172,203
Fannie Mae, 5.37%, 2018	600,000	681,464
Fannie Mae, 7.5%, 2030 - 2031	214,167	244,581
Fannie Mae, 6.5%, 2031 - 2037	5,901,687	6,544,446
Freddie Mac, 6%, 2016 - 2037	9,343,087	10,183,673
Freddie Mac, 5%, 2017 - 2039	26,315,942	27,877,270
Freddie Mac, 4.5%, 2018 - 2039	12,808,335	13,454,318
Freddie Mac, 5.085%, 2019	1,417,000	1,593,959
Freddie Mac, 5.5%, 2019 - 2039	11,990,652	12,854,886
Freddie Mac, 4%, 2032	3,957,000	4,046,033
Freddie Mac, 6.5%, 2034 - 2038	3,761,459	4,135,119
Ginnie Mae, 4.5%, 2032 - 2040	6,550,632	6,904,652
Ginnie Mae, 5%, 2033 - 2039	8,411,538	8,975,767
Ginnie Mae, 5.5%, 2033 - 2035	4,047,744	4,377,233
Ginnie Mae, 6%, 2033 - 2038	3,582,378	3,923,072

		$191,344,953

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$765,000	$925,268
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	992,295
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	1,275,000	1,640,288

		$3,557,851

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,479,678
Enterprise Products Operating LLC, 6.5%, 2019	966,000	1,125,740
Kinder Morgan Energy Partners LP, 6.75%, 2011	1,620,000	1,660,876
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	939,743
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	714,427
Spectra Energy Capital LLC, 8%, 2019	987,000	1,249,280

		$7,169,744

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,616,534
BellSouth Corp., 6.55%, 2034	1,472,000	1,646,177
Telecom Italia Capital, 5.25%, 2013	752,000	807,947
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,635,093

		$6,705,751

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$938,000	$1,063,928
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	737,183
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,688,382
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,494,000	1,719,714
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	567,747
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	2,186,092
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,970,000	2,851,200
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,751,509

		$13,565,755

Pharmaceuticals - 0.2%
Pfizer, Inc., 7.2%, 2039	$590,000	$802,704
Roche Holdings, Inc., 6%, 2019 (n)	1,980,000	2,398,699

		$3,201,403

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$72,000	$73,813

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$404,187
HRPT Properties Trust, REIT, 6.25%, 2016	2,545,000	2,710,338
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,299,209
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	189,820
WEA Finance LLC, REIT, 6.75%, 2019 (n)	426,000	504,728

		$5,108,282

Retailers - 0.2%
Limited Brands, Inc., 5.25%, 2014	$404,000	$412,080

5

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Retailers - continued
Wal-Mart Stores, Inc., 5.25%, 2035	$2,241,000	$2,399,696

		$2,811,776

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,102,841

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$783,000	$865,004
Crown Castle Towers LLC, 4.883%, 2040 (n)	420,000	433,914
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,919,698

		$3,218,616

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$898,000	$985,830

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,325,000	$1,526,465

U.S. Government Agencies and Equivalents - 0.8%
Fannie Mae, 6.625%, 2010	$4,445,000	$4,480,320
Fannie Mae, 6%, 2011	1,539,000	1,593,439
Small Business Administration, 4.77%, 2024	643,675	694,540
Small Business Administration, 5.18%, 2024	1,049,673	1,139,574
Small Business Administration, 4.99%, 2024	892,080	969,654
Small Business Administration, 5.11%, 2025	1,929,637	2,113,500

		$10,991,027

U.S. Treasury Obligations - 11.8%
U.S. Treasury Bonds, 2%, 2013	$2,348,000	$2,444,122
U.S. Treasury Bonds, 8.5%, 2020	2,554,000	3,854,944
U.S. Treasury Bonds, 8%, 2021	320,000	482,650
U.S. Treasury Bonds, 6%, 2026	651,000	879,053
U.S. Treasury Bonds, 6.75%, 2026	2,451,000	3,565,055
U.S. Treasury Bonds, 5.25%, 2029	1,229,000	1,553,149
U.S. Treasury Bonds, 5.375%, 2031	2,921,000	3,760,788
U.S. Treasury Bonds, 5%, 2037	7,630,000	9,474,316
U.S. Treasury Bonds, 4.5%, 2039	4,178,800	4,784,726
U.S. Treasury Notes, 1.5%, 2010	6,348,000	6,354,450
U.S. Treasury Notes, 0.875%, 2011	7,515,000	7,536,132
U.S. Treasury Notes, 5.125%, 2011	357,000	369,955
U.S. Treasury Notes, 4.5%, 2012	1,924,000	2,050,563
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,940,274
U.S. Treasury Notes, 1.375%, 2012	6,962,000	7,092,538
U.S. Treasury Notes, 3.125%, 2013	40,447,000	43,417,347
U.S. Treasury Notes, 2.75%, 2013	1,080,000	1,148,513
U.S. Treasury Notes, 1.875%, 2014	20,248,000	20,996,224
U.S. Treasury Notes, 4.125%, 2015	4,512,000	5,113,716
U.S. Treasury Notes, 2.625%, 2016	868,000	922,453
U.S. Treasury Notes, 5.125%, 2016	488,000	584,380
U.S. Treasury Notes, 4.75%, 2017	2,210,000	2,623,858
U.S. Treasury Notes, 3.75%, 2018	29,614,000	33,084,405

		$164,033,611

Utilities - Electric Power - 1.1%
Bruce Mansfield Unit, 6.85%, 2034	$2,531,254	$2,820,985
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,171,678
Enel Finance International S.A., 6.25%, 2017 (n)	1,183,000	1,341,669
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,288,940
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,987,310
PSEG Power LLC, 6.95%, 2012	1,177,000	1,289,343
PSEG Power LLC, 5.32%, 2016	923,000	1,033,072
System Energy Resources, Inc., 5.129%, 2014 (z)	442,025	450,826
Waterford 3 Funding Corp., 8.09%, 2017	1,629,291	1,656,256

		$15,040,079

Total Bonds		$550,027,946

CONVERTIBLE PREFERRED STOCKS - 0.2%
Energy - Independent - 0.1%
Apache Corp., 6%	37,260	$2,161,080

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	12,920	$737,215

Total Convertible Preferred Stocks		$2,898,295

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	19,865,646	$19,865,646

Total Investments		$1,395,681,169

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(5,358,657)

NET ASSETS - 100.0%		$1,390,322,512

6

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Total Return Portfolio

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,367,793, representing 3.0% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.706%, 2017	3/19/10	$1,454,118	$1,485,297
Banco Santander Chile, 3.75%, 2015	9/15/10 - 9/24/10	1,390,059	1,392,831
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040	3/01/06	1,406,971	616,535
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10	1,169,229	1,169,201
Russian Federation, 3.625%, 2015	4/22/10	2,487,896	2,518,750
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,332,872	1,204,277
System Energy Resources, Inc., 5.129%, 2014	4/16/04	442,025	450,826

Total Restricted Securities			$8,837,717
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$825,787,577	$—	$—	$825,787,577
U.S. Treasury Bonds & U.S. Government	—	175,765,378	—	175,765,378
Non-U.S. Sovereign Debt	—	16,069,565	—	16,069,565
Municipal Bonds	—	3,557,851	—	3,557,851
Corporate Bonds	—	91,157,064		91,157,064
Residential Mortgage-Backed Securities	—	194,691,591	—	194,691,591
Commercial Mortgage-Backed Securities	—	25,053,665	—	25,053,665
Asset-Backed Securities (including CDOs)	—	7,789,022	—	7,789,022
Foreign Bonds	—	35,943,810	—	35,943,810
Mutual Funds	19,865,646	—	—	19,865,646

Total Investments	$845,653,223	$550,027,946	$—	$1,395,681,169

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,373,930,349

Gross unrealized appreciation	$74,665,886
Gross unrealized depreciation	(52,915,066)

Net unrealized appreciation (depreciation)	$21,750,820

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,588,859	224,118,396	(221,841,609)	19,865,646

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,861	$19,865,646

9

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Utilities Portfolio

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.8%
Cable TV - 5.0%
Cablevision Systems Corp., “A”	76,600	$2,006,154
Comcast Corp., “Special A”	452,700	7,700,427
Time Warner Cable, Inc.	99,899	5,393,547

		$15,100,128

Energy - Independent - 6.6%
Apache Corp.	12,700	$1,241,552
CONSOL Energy, Inc.	58,080	2,146,637
EQT Corp.	237,200	8,553,432
Occidental Petroleum Corp.	2,000	156,600
QEP Resources, Inc.	241,200	7,269,768
Southwestern Energy Co. (a)	16,300	545,072

		$19,913,061

Natural Gas - Distribution - 4.5%
NiSource, Inc.	118,200	$2,056,680
Questar Corp.	201,800	3,537,554
Sempra Energy	92,300	4,965,740
Southern Union Co.	47,000	1,130,820
Spectra Energy Corp.	94,300	2,126,465

		$13,817,259

Natural Gas - Pipeline - 6.8%
El Paso Corp.	617,200	$7,640,936
Enagas S.A.	113,474	2,299,518
Niska Gas Storage Partners LLC	45,000	873,000
Williams Cos., Inc.	511,717	9,778,912

		$20,592,366

Oil Services - 0.1%
Transocean, Inc. (a)	2,500	$160,725

Telecommunications - Wireless - 11.3%
America Movil S.A.B. de C.V., “L”,
ADR	34,200	$1,823,886
Cellcom Israel Ltd.	266,122	8,082,125
Mobile TeleSystems OJSC, ADR	96,800	2,055,064
MTN Group Ltd.	128,100	2,315,641
NII Holdings, Inc. (a)	109,300	4,492,230
Partner Communication Co. Ltd., ADR	208,000	3,798,080
Tim Participacoes S.A., ADR	50,200	1,656,098
Vivo Participacoes S.A., ADR	179,475	4,876,336
Vodafone Group PLC	2,140,500	5,282,503

		$34,381,963

Telephone Services - 14.1%
American Tower Corp., “A” (a)	64,300	$3,296,018
CenturyLink, Inc.	137,600	5,429,696
Crown Castle International Corp. (a)	39,500	1,743,925
France Telecom S.A.	42,100	909,676
Frontier Communications Corp.	55,700	455,069
Kabel Deutschland Holding AG (a)	22,832	905,759
Portugal Telecom, SGPS, S.A.	183,500	2,449,031
PT XL Axiata Tbk (a)	2,862,500	1,731,933
Qwest Communications International, Inc.	556,900	3,491,763
Telecom Italia S.p.A.	430,700	485,281
Telefonica S.A.	122,600	3,035,998
Telenet Group Holding N.V.	98,020	3,288,531
Virgin Media, Inc.	556,100	12,801,422
Windstream Corp.	230,255	2,829,834

		$42,853,936

Utilities - Electric Power - 45.4%
AES Corp. (a)	600,700	$6,817,945
AES Tiete S.A., IPS	168,254	2,246,370
Alliant Energy Corp.	50,100	1,821,135
American Electric Power Co., Inc.	218,790	7,926,762
American Water Works Co., Inc.	104,110	2,422,640
Calpine Corp. (a)	282,820	3,521,109
CenterPoint Energy, Inc.	264,060	4,151,023
CEZ AS	82,000	3,671,679
China Hydroelectric Corp., ADR (a)	85,650	501,909
CMS Energy Corp.	638,000	11,496,760
Companhia de Saneamento de Minas Gerais - Copasa MG	115,100	1,765,275
Companhia Paranaense de Energia, ADR	53,100	1,181,475
Companhia Paranaense de Energia, IPS	40,200	885,018
Constellation Energy Group, Inc.	112,400	3,623,776
CPFL Energia S.A.	57,900	1,324,309
DPL, Inc.	146,200	3,820,206
E.ON AG	91,998	2,712,755
Eletropaulo Metropolitana S.A., IPS	115,140	2,055,099
Energias de Portugal S.A.	1,595,900	5,469,486
Energias do Brasil S.A.	42,460	918,461
Entergy Corp.	88,300	6,757,599
FirstEnergy Corp.	39,300	1,514,622
Fortum Corp.	156,300	4,088,929
International Power PLC	49,900	304,145
National Grid PLC	660,640	5,604,114
NextEra Energy, Inc.	55,500	3,018,645
Northeast Utilities	110,800	3,276,356
NRG Energy, Inc. (a)	217,086	4,519,731
NV Energy, Inc.	81,900	1,076,985
OGE Energy Corp.	89,800	3,580,326
PG&E Corp.	154,900	7,035,558
PPL Corp.	204,700	5,573,981
Public Service Enterprise Group, Inc.	232,500	7,691,100
Red Electrica de Espana	115,657	5,438,807
RRI Energy, Inc. (a)	42,700	151,585
Scottish & Southern Energy PLC	18,100	317,884
Tractebel Energia S.A.	360,500	5,394,716
Wisconsin Energy Corp.	70,100	4,051,780
Xcel Energy, Inc.	6,600	151,602

		$137,881,657

Total Common Stocks		$284,701,095

BONDS - 0.0%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 0.31%, 2023 (i)(z)	$447,095	$20,477

CONVERTIBLE PREFERRED STOCKS - 3.7%
Energy - Independent - 0.6%
Apache Corp., 6%	28,610	$1,659,380

Natural Gas - Pipeline - 1.1%
El Paso Corp., 4.99%	2,870	$3,306,240

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - continued
Utilities - Electric Power - 2.0%
Great Plains Energy, Inc., 12%	23,650	$1,497,282
NextEra Energy, Inc., 8.375%	52,200	2,771,820
PPL Corp., 9.5%	32,380	1,847,603

		$6,116,705

Total Convertible Preferred Stocks		$11,082,325

CONVERTIBLE BONDS - 1.0%
Telephone Services - 1.0%
Virgin Media, Inc., 6.5%, 2016 $	1,990,000	$2,930,275

MONEY MARKET FUNDS (v) - 1.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	5,753,376	$5,753,376

Total Investments		$304,487,548

OTHER ASSETS, LESS LIABILITIES -(0.4)%		(1,065,334)

NET ASSETS - 100.0%		$303,422,214

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Falcon Franchise Loan LLC, FRN, 0.31%, 2023	1/18/02	$24,457	$20,477
% of Net Assets			0.00%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$295,783,420	$—	$—	$295,783,420
Corporate Bonds	—	2,930,275	—	2,930,275
Commercial Mortgage-Backed Securities	—	20,477	—	20,477
Mutual Funds	5,753,376	—	—	5,753,376

Total Investments	$301,536,796	$2,950,752	$—	$304,487,548

Other Financial Instruments
Forward Currency Contracts	$—	$(1,542,948)	$—	$(1,542,948)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $8,134,734 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$300,101,187

Gross unrealized appreciation	$27,542,739
Gross unrealized depreciation	(23,156,378)

Net unrealized appreciation (depreciation)	$4,386,361

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 09/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	83,468	10/12/10	$106,808	$113,781	$6,973
BUY	EUR	Deutsche Bank AG	105,022	10/12/10	134,065	143,163	9,098
BUY	EUR	HSBC Bank	648,558	10/12/10	849,779	884,095	34,316
BUY	EUR	JPMorgan Chase Bank N.A.	615,564	10/12/10	776,395	839,118	62,723
BUY	EUR	UBS AG	567,066	10/12/10-10/14/10	736,841	773,002	36,161
BUY	GBP	Barclays Bank PLC	12,415	10/14/10	19,152	19,501	349
BUY	GBP	Deutsche Bank AG	57,163	10/12/10	88,997	89,792	795
BUY	GBP	Goldman Sachs International	49,925	10/12/10	77,223	78,422	1,199
BUY	GBP	HSBC Bank	31,006	10/12/10	47,783	48,704	921
SELL	GBP	Deutsche Bank AG	4,898,922	10/12/10	7,816,232	7,695,272	120,960
SELL	GBP	UBS AG	57,457	10/12/10	91,031	90,253	778

							$274,273

Liability Derivatives
SELL	EUR	Barclays Bank PLC	828,625	10/12/10	$1,049,278	$1,129,557	$(80,279)
SELL	EUR	Credit Suisse Group	923,077	12/15/10	1,175,179	1,257,690	(82,511)
SELL	EUR	Deutsche Bank AG	770,023	10/12/10-12/15/10	981,085	1,049,161	(68,076)
SELL	EUR	Goldman Sachs International	1,002	10/12/10	1,271	1,366	(95)
SELL	EUR	HSBC Bank	2,127,985	10/12/10-12/15/10	2,737,138	2,899,725	(162,587)
SELL	EUR	Merrill Lynch International	1,770,732	12/15/2010	2,253,983	2,412,618	(158,635)
SELL	EUR	UBS AG	10,976,844	10/12/10-12/15/10	13,950,423	14,956,627	(1,006,204)
SELL	GBP	Barclays Bank PLC	4,962,194	10/12/2010	7,535,826	7,794,660	(258,834)

							$(1,817,221)

At September 30, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,071,633	44,532,659	(45,850,916)	5,753,376

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,003	$5,753,376

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	69.2%
Brazil	7.4%
Israel	3.9%
United Kingdom	3.8%
Spain	3.6%
Portugal	2.6%
Finland	1.3%
Czech Republic	1.2%
Germany	1.2%
Other Countries	5.8%

5

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 9.3%
Honeywell International, Inc.	170,040	$7,471,558
Lockheed Martin Corp.	288,527	20,566,205
Northrop Grumman Corp.	180,930	10,969,786
United Technologies Corp.	170,575	12,150,057

		$51,157,606

Alcoholic Beverages - 1.4%
Diageo PLC	445,059	$7,662,606

Automotive - 0.3%
Johnson Controls, Inc.	61,005	$1,860,653

Broadcasting - 2.3%
Omnicom Group, Inc.	141,838	$5,599,764
Walt Disney Co.	215,612	7,138,913

		$12,738,677

Business Services - 3.4%
Accenture Ltd., “A”	280,557	$11,920,867
Dun & Bradstreet Corp.	44,917	3,330,146
Western Union Co.	191,775	3,388,664

		$18,639,677

Chemicals - 2.4%
3M Co.	77,898	$6,754,536
PPG Industries, Inc.	85,687	6,238,014

		$12,992,550

Computer Software - 1.9%
Oracle Corp.	391,903	$10,522,596

Computer Software - Systems - 2.5%
Hewlett-Packard Co.	74,940	$3,152,726
International Business Machines Corp.	79,745	10,696,994

		$13,849,720

Construction - 1.9%
Pulte Homes, Inc. (a)	169,338	$1,483,401
Sherwin-Williams Co.	69,452	5,218,623
Stanley Black & Decker, Inc.	60,766	3,723,740

		$10,425,764

Consumer Products - 0.7%
Procter & Gamble Co.	62,008	$3,718,620

Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	13,120	$673,712

Electrical Equipment - 0.7%
Danaher Corp.	98,640	$4,005,770

Electronics - 1.4%
Intel Corp.	399,592	$7,684,154

Energy - Independent - 3.4%
Apache Corp.	77,235	$7,550,494
Devon Energy Corp.	54,735	3,543,544
EOG Resources, Inc.	44,002	4,090,866
Occidental Petroleum Corp.	45,717	3,579,641

		$18,764,545

Energy - Integrated - 6.3%
Chevron Corp.	156,713	$12,701,589
Exxon Mobil Corp.	136,707	8,447,126
Hess Corp.	120,045	7,097,060
TOTAL S.A., ADR	130,485	6,733,026

		$34,978,801

Food & Beverages - 5.0%
General Mills, Inc.	178,600	$6,526,044
J.M. Smucker Co.	35,677	2,159,529
Kellogg Co.	107,310	5,420,228
Nestle S.A.	145,844	7,769,738
PepsiCo, Inc.	89,103	5,920,003

		$27,795,542

Food & Drug Stores - 1.1%
CVS Caremark Corp.	103,453	$3,255,666
Walgreen Co.	76,970	2,578,495

		$5,834,161

General Merchandise - 0.7%
Kohl’s Corp. (a)	43,440	$2,288,419
Wal-Mart Stores, Inc.	31,170	1,668,218

		$3,956,637

Insurance - 7.9%
ACE Ltd.	53,660	$3,125,695
Allstate Corp.	119,115	3,758,078
Aon Corp.	151,520	5,925,947
Chubb Corp.	70,415	4,012,951
MetLife, Inc.	350,958	13,494,335
Prudential Financial, Inc.	140,117	7,591,539
Travelers Cos., Inc.	105,765	5,510,357

		$43,418,902

Leisure & Toys - 0.5%
Hasbro, Inc.	64,363	$2,864,797

Machinery & Tools - 0.7%
Eaton Corp.	48,610	$4,009,839

Major Banks - 13.7%
Bank of America Corp.	780,920	$10,237,861
Bank of New York Mellon Corp.	553,435	14,461,257
Goldman Sachs Group, Inc.	109,192	15,786,979
JPMorgan Chase & Co.	382,572	14,564,516
PNC Financial Services Group, Inc.	83,035	4,310,347
Regions Financial Corp.	102,250	743,358
State Street Corp.	152,305	5,735,806
Wells Fargo & Co.	392,922	9,874,130

		$75,714,254

Medical Equipment - 4.2%
Becton, Dickinson & Co.	66,442	$4,923,352
Medtronic, Inc.	221,790	7,447,708
St. Jude Medical, Inc. (a)	138,220	5,437,575
Thermo Fisher Scientific, Inc. (a)	52,475	2,512,503

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Waters Corp. (a)	42,005	$2,973,114

		$23,294,252

Network & Telecom - 0.9%
Cisco Systems, Inc. (a)	234,190	$5,128,761

Oil Services - 1.9%
National Oilwell Varco, Inc.	106,410	$4,732,053
Noble Corp.	64,670	2,185,199
Transocean, Inc. (a)	59,660	3,835,541

		$10,752,793

Other Banks & Diversified Financials - 0.9%
MasterCard, Inc., “A”	21,790	$4,880,960

Pharmaceuticals - 8.3%
Abbott Laboratories	217,962	$11,386,335
GlaxoSmithKline PLC	127,870	2,519,926
Johnson & Johnson	253,087	15,681,271
Merck & Co., Inc.	68,692	2,528,553
Pfizer, Inc.	638,398	10,961,294
Roche Holding AG	19,923	2,720,874

		$45,798,253

Railroad & Shipping - 0.5%
Canadian National Railway Co.	45,050	$2,884,101

Restaurants - 0.3%
McDonald’s Corp.	23,230	$1,730,867

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	73,397	$6,078,740

Specialty Stores - 1.0%
Advance Auto Parts, Inc.	32,240	$1,891,843
Home Depot, Inc.	48,622	1,540,345
Staples, Inc.	92,610	1,937,401

		$5,369,589

Telecommunications - Wireless - 1.6%
Vodafone Group PLC	3,615,047	$8,921,513

Telephone Services - 3.2%
AT&T, Inc.	620,712	$17,752,363

Tobacco - 3.9%
Altria Group, Inc.	139,662	$3,354,681
Philip Morris International, Inc.	329,705	18,470,074

		$21,824,755

Utilities - Electric Power - 3.1%
Dominion Resources, Inc.	49,690	$2,169,465
Entergy Corp.	27,845	2,130,978
NextEra Energy, Inc.	6,990	380,186
PG&E Corp.	139,138	6,319,648
PPL Corp.	75,432	2,054,013
Public Service Enterprise Group, Inc.	121,763	4,027,920

		$17,082,210

Total Common Stocks		$544,768,740

CONVERTIBLE PREFERRED STOCKS - 0.3%
Energy - Independent - 0.1%
Apache Corp., 6%	15,840	$918,720

Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	17,340	$989,420

Total Convertible Preferred Stocks		$1,908,140

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	1,152	$1,152

Total Investments		$546,678,032

OTHER ASSETS, LESS LIABILITIES - 1.2%		6,579,782

NET ASSETS - 100.0%		$553,257,814

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$546,676,880	$—	$—	$546,676,880
Mutual Funds	1,152	—	—	1,152

Total Investments	$546,678,032	$—	$—	$546,678,032

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Value Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$525,189,695

Gross unrealized appreciation	$43,974,564
Gross unrealized depreciation	(22,486,227)

Net unrealized appreciation (depreciation)	$21,488,337

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,025,795	73,692,712	(82,717,355)	1,152

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,512	$1,152

4

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%
Aerospace - 3.4%
Lockheed Martin Corp.	743	$52,966
Northrop Grumman Corp.	787	47,716
Textron, Inc.	1,710	35,158
United Technologies Corp.	204	14,531

		$150,371

Apparel Manufacturers - 0.6%
Deckers Outdoor Corp. (a)	577	$28,827

Automotive - 2.1%
Ford Motor Co. (a)	3,077	$37,662
Johnson Controls, Inc.	1,842	56,181

		$93,843

Biotechnology - 2.1%
Amgen, Inc. (a)	931	$51,307
Genzyme Corp. (a)	608	43,040

		$94,347

Business Services - 2.8%
Cognizant Technology Solutions Corp., “A” (a)	1,204	$77,622
MSCI, Inc., “A” (a)	1,404	46,627

		$124,249

Cable TV - 0.6%
DIRECTV, “A” (a)	656	$27,309

Chemicals - 3.6%
3M Co.	717	$62,171
Celanese Corp.	1,566	50,269
Ecolab, Inc.	369	18,723
PPG Industries, Inc.	421	30,649

		$161,812

Computer Software - 7.9%
Adobe Systems, Inc. (a)	643	$16,814
Autodesk, Inc. (a)	664	21,228
Intuit, Inc. (a)	1,187	52,002
Microsoft Corp.	2,443	59,829
Oracle Corp.	4,399	118,113
Rovi Corp. (a)	549	27,675
VeriSign, Inc. (a)	1,775	56,339

		$352,000

Computer Software - Systems - 8.2%
Apple, Inc. (a)	817	$231,824
Hewlett-Packard Co.	846	35,591
International Business Machines Corp.	745	99,934

		$367,349

Construction - 0.8%
Lennox International, Inc.	806	$33,602

Consumer Products - 1.0%
Procter & Gamble Co.	724	$43,418

Electrical Equipment - 0.3%
Danaher Corp.	364	$14,782

Electronics - 5.2%
Agilent Technologies, Inc. (a)	809	$26,996
First Solar, Inc. (a)	349	51,425
Intel Corp.	4,554	87,573
Jabil Circuit, Inc.	600	8,646
Linear Technology Corp.	1,143	35,124
Silicon Laboratories, Inc. (a)	595	21,807

		$231,571

Energy - Integrated - 6.5%
Chevron Corp.	377	$30,556
Exxon Mobil Corp.	4,186	258,653

		$289,209

Engineering - Construction - 0.6%
Shaw Group, Inc. (a)	821	$27,553

Food & Beverages - 4.6%
Archer Daniels Midland Co.	1,333	$42,549
Coca-Cola Co.	399	23,349
Dr Pepper Snapple Group, Inc.	381	13,533
General Mills, Inc.	1,404	51,302
PepsiCo, Inc.	1,118	74,280

		$205,013

Food & Drug Stores - 0.8%
Whole Foods Market, Inc. (a)	962	$35,700

Forest & Paper Products - 0.4%
International Paper Co.	868	$18,879

Furniture & Appliances - 0.3%
Whirlpool Corp.	192	$15,544

Gaming & Lodging - 1.8%
Las Vegas Sands Corp. (a)	997	$34,745
Royal Caribbean Cruises Ltd. (a)	833	26,264
Starwood Hotels & Resorts Worldwide, Inc.	376	19,759

		$80,768

General Merchandise - 3.2%
Dollar Tree, Inc. (a)	866	$42,226
Macy’s, Inc.	2,348	54,215
Target Corp.	444	23,727
Wal-Mart Stores, Inc.	429	22,960

		$143,128

Health Maintenance Organizations - 0.2%
Aetna, Inc.	347	$10,969

Insurance - 2.5%
Allied World Assurance Co. Holdings Ltd.	319	$18,052
Chubb Corp.	162	9,232
MetLife, Inc.	1,064	40,911
Prudential Financial, Inc.	814	44,103

		$112,298

Internet - 1.6%
Google, Inc., “A” (a)	138	$72,559

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 0.8%
Activision Blizzard, Inc.	3,392	$36,701

Machinery & Tools - 1.8%
Cummins, Inc.	407	$36,866
Timken Co.	1,100	42,196

		$79,062

Major Banks - 1.1%
Bank of New York Mellon Corp.	883	$23,073
Goldman Sachs Group, Inc.	174	25,157

		$48,230

Medical & Health Technology & Services - 1.2%
Lincare Holdings, Inc.	1,602	$40,194
McKesson Corp.	193	11,924

		$52,118

Medical Equipment - 3.5%
Medtronic, Inc.	1,844	$61,922
Thermo Fisher Scientific, Inc. (a)	842	40,315
Waters Corp. (a)	754	53,368

		$155,605

Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	670	$42,826
Freeport-McMoRan Copper & Gold, Inc.	266	22,714

		$65,540

Natural Gas - Pipeline - 0.9%
Williams Cos., Inc.	2,131	$40,723

Network & Telecom - 5.1%
Cisco Systems, Inc. (a)	2,846	$62,327
F5 Networks, Inc. (a)	560	58,134
Juniper Networks, Inc. (a)	1,491	45,252
QUALCOMM, Inc.	141	6,362
Riverbed Technology, Inc. (a)	669	30,493
Tellabs, Inc.	3,148	23,453

		$226,021

Oil Services - 2.3%
Halliburton Co.	843	$27,878
Noble Corp.	555	18,753
Transocean, Inc. (a)	895	57,540

		$104,171

Other Banks & Diversified Financials - 2.6%
American Express Co.	1,193	$50,142
Visa, Inc., “A”	867	64,383

		$114,525

Pharmaceuticals - 3.7%
Abbott Laboratories	1,469	$76,741
Johnson & Johnson	818	50,683
Mylan, Inc. (a)	1,990	37,432

		$164,856

Pollution Control - 0.5%
Republic Services, Inc.	796	$24,270

Real Estate - 0.3%
Public Storage, Inc., REIT	134	$13,003

Restaurants - 2.3%
Darden Restaurants, Inc.	1,245	$53,261
McDonald’s Corp.	662	49,326

		$102,587

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	303	$25,094
Praxair, Inc.	248	22,384

		$47,478

Specialty Stores - 3.5%
Advance Auto Parts, Inc.	852	$49,995
Amazon.com, Inc. (a)	116	18,219
Home Depot, Inc.	897	28,417
Limited Brands, Inc.	2,203	58,996

		$155,627

Telephone Services - 1.1%
American Tower Corp., “A” (a)	472	$24,195
tw telecom, Inc. (a)	1,318	24,475

		$48,670

Tobacco - 2.5%
Lorillard, Inc.	134	$10,762
Philip Morris International, Inc.	1,825	102,237

		$112,999

Trucking - 1.8%
United Parcel Service, Inc., “B”	1,202	$80,161

Utilities - Electric Power - 0.5%
Constellation Energy Group, Inc.	758	$24,438

Total Common Stocks		$4,431,885

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	45,862	$45,862

Total Investments		$4,477,747

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(9,832)

NET ASSETS - 100.0%		$4,467,915

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,431,885	$—	$—	$4,431,885
Mutual Funds	45,862	—	—	45,862

Total Investments	$4,477,747	$—	$—	$4,477,747

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,100,994

Gross unrealized appreciation	$569,426
Gross unrealized depreciation	(192,673)

Net unrealized appreciation (depreciation)	$376,753

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,225	107,473	(125,836)	45,862

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64	$45,862

4

MFS INVESTMENT MANAGEMENT

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 1.9%
Lockheed Martin Corp.	390	$27,799
Northrop Grumman Corp.	860	52,142

		$79,941

Airlines - 0.4%
Copa Holdings S.A., “A”	320	$17,251

Automotive - 0.8%
Johnson Controls, Inc.	1,160	$35,380

Biotechnology - 1.6%
Amgen, Inc. (a)	1,180	$65,030

Broadcasting - 1.3%
CBS Corp., “B”	3,020	$47,897
Walt Disney Co.	210	6,953

		$54,850

Cable TV - 1.0%
Comcast Corp., “A”	1,110	$20,069
DIRECTV, “A” (a)	570	23,729

		$43,798

Chemicals - 2.5%
Celanese Corp.	1,440	$46,224
E.I. du Pont de Nemours & Co.	360	16,063
PPG Industries, Inc.	590	42,952

		$105,239

Computer Software - 1.1%
Microsoft Corp.	1,800	$44,082

Consumer Products - 3.4%
Energizer Holdings, Inc. (a)	530	$35,632
Newell Rubbermaid, Inc.	1,280	22,797
Procter & Gamble Co.	1,420	85,157

		$143,586

Electrical Equipment - 2.8%
General Electric Co.	5,270	$85,637
WESCO International, Inc. (a)	760	29,860

		$115,497

Electronics - 2.0%
Linear Technology Corp.	930	$28,579
Microchip Technology, Inc.	1,310	41,200
SanDisk Corp. (a)	360	13,194

		$82,973

Energy - Independent - 0.7%
Apache Corp.	290	$28,350

Energy - Integrated - 6.6%
Chevron Corp.	1,680	$136,164
ConocoPhillips	500	28,715
Exxon Mobil Corp.	620	38,310
Hess Corp.	640	37,837
Marathon Oil Corp.	1,010	33,431

		$274,457

Engineering - Construction - 0.3%
KBR, Inc.	430	$10,595

Food & Beverages - 4.2%
Archer Daniels Midland Co.	990	$31,601
Coca-Cola Co.	440	25,749
Dr Pepper Snapple Group, Inc.	1,320	46,886
General Mills, Inc.	1,140	41,656
Kellogg Co.	550	27,781

		$173,673

Furniture & Appliances - 0.6%
Whirlpool Corp.	310	$25,098

Gaming & Lodging - 1.5%
Las Vegas Sands Corp. (a)	840	$29,274
Royal Caribbean Cruises Ltd. (a)	1,080	34,052

		$63,326

General Merchandise - 1.3%
Macy’s, Inc.	2,350	$54,262

Health Maintenance Organizations - 2.0%
Aetna, Inc.	2,030	$64,168
Humana, Inc. (a)	380	19,091

		$83,259

Insurance - 9.4%
ACE Ltd.	290	$16,893
Allied World Assurance Co. Holdings Ltd.	480	27,163
Aon Corp.	1,210	47,323
Berkshire Hathaway, Inc., “B” (a)	610	50,435
Chubb Corp.	450	25,645
Endurance Specialty Holdings Ltd.	790	31,442
MetLife, Inc.	1,640	63,058
Prudential Financial, Inc.	1,210	65,558
Travelers Cos., Inc.	1,200	62,520

		$390,037

Leisure & Toys - 0.9%
Activision Blizzard, Inc.	3,580	$38,736

Machinery & Tools - 1.1%
Timken Co.	1,180	$45,265

Major Banks - 13.1%
Bank of America Corp.	10,342	$135,584
Bank of New York Mellon Corp.	1,100	28,743
Goldman Sachs Group, Inc.	320	46,266
JPMorgan Chase & Co.	3,330	126,773
PNC Financial Services Group, Inc.	910	47,238
State Street Corp.	1,240	46,698
Wells Fargo & Co.	4,610	115,849

		$547,151

Medical & Health Technology & Services - 2.5%
AmerisourceBergen Corp.	820	$25,141
Lincare Holdings, Inc.	1,175	29,481
McKesson Corp.	780	48,188

		$102,810

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.0%
St. Jude Medical, Inc. (a)	540	$21,244
Thermo Fisher Scientific, Inc. (a)	400	19,152

		$40,396

Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	660	$42,187

Natural Gas - Pipeline - 2.3%
El Paso Corp.	3,360	$41,597
Williams Cos., Inc.	2,760	52,744

		$94,341

Network & Telecom - 0.5%
Tellabs, Inc.	2,770	$20,637

Oil Services - 1.1%
National Oilwell Varco, Inc.	1,010	$44,915

Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp.	750	$29,663
Citigroup, Inc. (a)	9,880	38,532

		$68,195

Pharmaceuticals - 6.9%
Abbott Laboratories	910	$47,538
Endo Pharmaceuticals Holdings, Inc. (a)	870	28,919
Johnson & Johnson	1,320	81,787
Merck & Co., Inc.	840	30,920
Pfizer, Inc.	5,700	97,869

		$287,033

Pollution Control - 0.4%
Republic Services, Inc.	562	$17,135

Railroad & Shipping - 1.0%
CSX Corp.	730	$40,384

Real Estate - 2.7%
Annaly Mortgage Management, Inc., REIT	2,640	$46,464
Equity Residential, REIT	530	25,212
Mack-Cali Realty Corp., REIT	1,240	40,560

		$112,236

Restaurants - 0.6%
Darden Restaurants, Inc.	600	$25,668

Specialty Stores - 1.9%
Home Depot, Inc.	1,410	$44,669
Limited Brands, Inc.	1,350	36,153

		$80,822

Telecommunications - Wireless - 0.5%
Sprint Nextel Corp. (a)	4,530	$20,974

Telephone Services - 6.2%
AT&T, Inc.	5,140	$147,004
CenturyLink, Inc.	1,167	46,050
Verizon Communications, Inc.	570	18,576
Virgin Media, Inc.	2,050	47,191

		$258,821

Tobacco - 1.4%
Reynolds American, Inc.	970	$57,608

Utilities - Electric Power - 6.9%
Dominion Resources, Inc.	350	$15,281
Edison International	520	17,883
Integrys Energy Group, Inc.	940	48,936
NRG Energy, Inc. (a)	2,670	55,589
PG&E Corp.	1,210	54,958
PPL Corp.	930	25,324
Public Service Enterprise Group, Inc.	680	22,494
Wisconsin Energy Corp.	790	45,662

		$286,127

Total Common Stocks		$4,122,125

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	50,131	$50,131

Total Investments		$4,172,256

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(6,676)

NET ASSETS - 100.0%		$4,165,580

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,122,125	$—	$—	$4,122,125
Mutual Funds	50,131	—	—	50,131

Total Investments	$4,172,256	$—	$—	$4,172,256

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,372,786

Gross unrealized appreciation	$282,430
Gross unrealized depreciation	(482,960)

Net unrealized appreciation (depreciation)	$(200,530)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Instituitional Money Market Portfolio	57,659	108,078	(115,606)	50,131

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Instituitional Money Market Portfolio	$—	$—	$79	$50,131

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.